    AS FILED WITH THE SECURITES AND EXCHANGE COMMISSION ON December 29, 2004
                        Securities Act File No. 333-92415
                    Investment Company Act File No. 811-9721

                      ------------------------------------
                     U.S SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C., 20549
                      ------------------------------------

                                    FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No. [ ]
                       Post-Effective Amendment No. 13 [X]
                                       And
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No. 16 [X]

                      ------------------------------------

                               FIXED INCOME SHARES
               (Exact Name of Registrant as Specified in Charter)

                     C/O PIMCO Advisors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                    (Address of Principal Executive Officer)

       Registrant's Telephone Number, including Area Code: (212) 739-3369

                      ------------------------------------

                                    Copy to:

  Newton B. Schott, Jr., Esq.                      J.B. Kittredge, Jr., Esq.
  c/o PA Distributors LLC                          Ropes & Gray LLP
  2187 Atlantic Street                             One International Place
  Stamford, CT 06902                               Boston, Massachusetts 02110

--------------------------

It is proposed that this filing will become effective:

[ ]  Immediately upon filing pursuant to paragraph (b),
[ ]  On _________pursuant to paragraph (b),
[X]  60 days after filing pursuant to paragraph (a)(1),
[ ]  On _________ pursuant to paragraph (a)(1),
[ ]  75 days after filing pursuant to paragraph (a)(2),
[ ]  On _________ pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed Post-Effective Amendment

                                                                      Prospectus
                                                                         3.01.05

--------------------------------------------------------------------------------

                                                      FIXED INCOME SHARES (FISH)

FISH: Series C,
FISH: Series M,
FISH: Series R

This cover is not part of the Prospectus.

                     Fixed Income SHares ("FISH") Prospectus

FISH: SERIES C          This Prospectus explains what you should know about each
FISH: SERIES M          Portfolio before you invest. Please read it carefully.
FISH: SERIES R          THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
(EACH A "PORTFOLIO")    OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS
                        PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION
                        TO THE CONTRARY IS A CRIMINAL OFFENSE.

March 1, 2005

2 FISH: Series C, FISH: Series M and FISH: Series R

Risk/Return Summary

The following summaries identify the investment objective, principal investments and strategies, principal risks, performance information and fees and expenses of each Portfolio. A more detailed "Summary of Principal Risks" describing principal risks of investing in a Portfolio begins on p. 11. Investors should be aware that the investments made by a Portfolio and the results achieved by a
Portfolio are not expected to be the same as those made by other mutual funds managed by each Portfolio's investment adviser, PA Fund Management LLC (formerly
PIMCO Advisors Fund Management LLC) ("PAFM") or, each Portfolio's sub-adviser,
Pacific Investment Management Company LLC ("PIMCO"), including mutual funds with investment objectives and policies similar to those of the Portfolios.

IT IS POSSIBLE TO LOSE MONEY ON INVESTMENTS IN A PORTFOLIO. An investment in a
Portfolio is not a deposit of a bank and is not guaranteed or insured by the
Federal Deposit Insurance Corporation or any other government agency.

                                                                    Prospectus 3

                  FISH: Series C

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL         INVESTMENT OBJECTIVE                       CREDIT QUALITY                     DIVIDEND FREQUENCY
INVESTMENTS AND   Seeks maximum total return, consistent     B to Aaa; maximum 50% below Baa    Declared daily and distributed
STRATEGIES        with preservation of capital and prudent                                      monthly (Dividends are paid in cash)
                  investment management

                  PORTFOLIO FOCUS                            AVERAGE PORTFOLIO DURATION
                  Intermediate maturity fixed income         Varies
                  securities

                  FISH: Series C seeks to achieve its investment objective by normally investing substantially all (and at least 80%) of its net assets (plus the amount of any borrowing for investment purposes) in a portfolio of U.S. and foreign fixed income
                  instruments of the following types:

                  o    corporate debt securities of U.S. and non-U.S. issuers,
                       including convertible securities and corporate commercial
                       paper;

                  o    inflation-indexed bonds issued by corporations;

                  o    structured notes, including hybrid or "indexed"
                       securities, event-linked bonds and loan participations;

                  o    delayed funding loans and revolving credit facilities;

                  o    bank certificates of deposit, fixed time deposits and
                       bankers' acceptances;

                  o    repurchase agreements and reverse repurchase agreements;

                  o    debt securities issued by states or local governments and
                       their agencies, authorities and other instrumentalities;

                  o    obligations of non-U.S. governments and their
                       subdivisions, agencies and government sponsored
                       enterprises;

                  o    obligations of international agencies or supranational
                       entities;

                  o    obligations issued or guaranteed by the U.S. Government,
                       its agencies and instrumentalities;

                  o    mortgage-related and other asset-backed securities; and

                  o    derivative instruments that have economic characteristics
                       similar to the securities referenced above.

                  The Portfolio may invest up to 50% of its assets in high yield securities ("junk bonds") rated B or higher by Standard &
                  Poor's Ratings Service ("S&P") or Moody's Investors Service,
                  Inc. ("Moody's") or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest its assets in securities denominated in foreign currencies; however, the
                  Portfolio will normally hedge at least 75% of its exposure to
                  non-U.S. currency to reduce the risk of loss due to
                  fluctuations in currency exchange rates. There is no assurance that these hedging strategies will be successful. The
                  Portfolio may invest up to 15% of its assets in securities of issuers that economically are tied to countries with
                  developing (or "emerging market") securities markets.

                  The Portfolio may invest up to 55% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Mortgage-related and other asset-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to this
                  limitation, but are subject to the 30% limitation set forth below.

                  The Portfolio may invest up to 30% of its assets in
                  mortgage-related and other asset-backed securities, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Certain of these securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

                  The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years)
                  based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
                  Similarly, a portfolio with a longer average portfolio
                  duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

                  The Portfolio may invest all of its assets in derivative
                  instruments, such as options, futures contracts or swap
                  agreements, which may relate to fixed income securities,
                  interest rates, currencies or currency exchange rates,
                  commodities, real estate and other assets, and related
                  indicies. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn
                  income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily
                  invests by entering into a series of purchase and sale
                  contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the
                  Portfolio consists of income earned on its investments, plus capital appreciation, if any, which generally arises from
                  decreases in interest rates or improving credit fundamentals for a particular sector or security.

                  The Portfolio will not change its policy to invest at least
                  80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities unless the
                  Portfolio provides shareholders with the notice required by
                  Rule 35d-1 under the Investment Company Act of 1940 (the "1940
                  Act"), as it may be amended or interpreted by the Securities and Exchange Commission (the "Commission") from time to time.

4 FISH: Series C, FISH: Series M and FISH Series R

                  FISH: Series C continued

PRINCIPAL RISKS   Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

                  o  Interest Rate Risk     o  Emerging Markets Risk   o  Issuer Non-Diversification Risk
                  o  Credit Risk            o  Derivatives Risk        o  Currency Risk
                  o  Market Risk            o  Liquidity Risk          o  Leveraging Risk
                  o  Foreign (non-U.S.)     o  Management Risk         o  Issuer Risk
                     Investment Risk        o  Mortgage Risk           o  High Yield Risk

                  Please see "Summary of Principal Risks" for a description of these and other principal risks of investing in the Portfolio.

--------------------------------------------------------------------------------
PERFORMANCE       Below is summary performance information for the Portfolio in
INFORMATION       a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of a broad-based securities market index. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the
                  Portfolio will perform in the future.

                       After-tax returns are calculated using the highest
                  historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual
                  after-tax returns depend on an investor's tax situation and may differ from these returns shown, and after-tax returns shown are not relevant to investors who hold their shares
                  through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return
                  after taxes may exceed the return before taxes due to an
                  assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

                  CALENDAR YEAR TOTAL RETURNS

                                     [BAR CHART OMITTED]

                  Calendar Year End (through 12/31)       Annual Return
                  ---------------------------------       -------------
                                '01                           14.31%
                                '02                            8.13%
                                '03                           13.31%
                                '04

                  AVERAGE ANNUAL TOTAL RETURNS                   Since Inception
                  (for periods ended 12/31/04)           1 Year        (3/17/00)
                  --------------------------------------------------------------
                  FISH: Series C return before taxes        --%            --%
                  --------------------------------------------------------------
                  FISH: Series C return after taxes
                    on distributions                        --%            --%
                  --------------------------------------------------------------
                  FISH: Series C return after taxes
                    on distributions and sale of
                    Portfolio shares                        --%            --%
                  --------------------------------------------------------------
                  Lehman Intermediate U.S. Credit Index(1)  --%            --%
                  --------------------------------------------------------------

                  (1) The Lehman Intermediate U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes with intermediate maturities
                  ranging from 1 to 10 years. Securities must also meet specific liquidity and quality requirements. It is not possible to
                  invest directly in an unmanaged index. The index does not
                  reflect deductions for fees, expenses or taxes.

                  HIGHEST AND LOWEST QUARTER RETURNS
                  (for periods shown in bar chart)
                  --------------------------------------------------------------
                  Highest (10/1/02-12/31/02)                              7.17%
                  --------------------------------------------------------------
                  Lowest (4/1/02-6/30/02)                                 0.10%
--------------------------------------------------------------------------------
FEES AND          These tables describe the fees and expenses you may pay if you
EXPENSES OF       buy and hold shares of the Portfolio:(1)
THE PORTFOLIO

                  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                   Maximum Sales Charge (Load) Imposed               Maximum Contingent Deferred Sales Charge (Load)
                                   on Purchases (as a percentage of offering price)  (as a percentage of original purchase price)
                  ------------------------------------------------------------------------------------------------------------------

                  FISH: Series C   0%                                                0%
                  ------------------------------------------------------------------------------------------------------------------

                  ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE
                  DEDUCTED FROM PORTFOLIO ASSETS)

                                                 Distribution                   Total Annual          Fee Waiver/
                                     Advisory    and/or Service    Other        Portfolio             Expense             Net
                                       Fees*     (12b-1) Fees      Expenses*    Operating Expenses    Reimbursements**    Expenses
                  ------------------------------------------------------------------------------------------------------------------

                  FISH: Series C        --%      0%                --%*         --%                   --%                 0%
                  ------------------------------------------------------------------------------------------------------------------

                  * The amount under "Advisory Fees" reflects the approximate portion of the "wrap fee" attributable to the management of the Portfolio (not the management of the entire "wrap-fee"
                  program), and the amount under "Other Expenses" reflects the approximate amount of operating expenses of the Portfolio
                  which are paid for by PAFM or its affiliates. See Note 1
                  below.

                  ** PAFM has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except extraordinary expenses.

                  EXAMPLES: The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the shares of the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your
                  investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's
                  operating examples remain the same. Although your actual costs may be higher or lower, the Examples show what your costs
                  would be based on these assumptions.

                  Example: With or without redemption at the end of each period

                                      YEAR 1     YEAR 3      YEAR 5     YEAR 10
                  --------------------------------------------------------------
                  FISH: Series C        $0         $0          $0         $0
                  --------------------------------------------------------------

                  (1)  The tables show net expenses of the Portfolio as 0%,
                       reflecting the fact that PAFM or its affiliates are
                       absorbing all expenses of operating the Portfolio, and
                       PAFM and PIMCO do not charge any fees to the Portfolio
                       (which may be viewed as an effective waiver). You should
                       be aware, however, that the Portfolio is an integral part
                       of "wrap-fee" programs, including those sponsored by
                       investment advisers and broker-dealers unaffiliated with
                       the Portfolio or PIMCO. Participants in these programs
                       pay a "wrap" fee to the sponsor of the program. You
                       should read carefully the wrap-fee brochure provided to
                       you by the sponsor or your investment adviser. The
                       brochure is required to include information about the
                       fees charged to you by the sponsor and the fees paid by
                       the sponsor to PIMCO and its affiliates. You pay no
                       additional fees or expenses to purchase shares of the
                       Portfolio.

                                                                    Prospectus 5

                  FISH: Series M

------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL         INVESTMENT OBJECTIVE                       CREDIT QUALITY                     DIVIDEND FREQUENCY
INVESTMENTS AND   Seeks maximum total return, consistent     B to Aaa; maximum 50% below Baa    Declared daily and distributed
STRATEGIES        with preservation of capital and prudent                                      monthly (Dividends are paid in cash)
                  investment management

                  PORTFOLIO FOCUS                            AVERAGE PORTFOLIO DURATION
                  Intermediate maturity mortgage-backed      Varies
                  securities

                  FISH: Series M seeks to achieve its investment objective by normally investing substantially all (and at least 80%) of its net assets (plus the amount of any borrowing for investment purposes) in a portfolio of fixed income instruments comprised of mortgage and other asset-backed securities, including:

                  o    mortgage pass-through securities;

                  o    collateralized mortgage obligations;

                  o    commercial mortgage-backed securities;

                  o    mortgage dollar rolls;

                  o    stripped mortgage-backed securities;

                  o    debt securities issued by states or local governments and
                       their agencies, authorities and other instrumentalities;

                  o    bank certificates of deposit, fixed time deposits and
                       bankers' acceptances;

                  o    other securities that directly or indirectly represent a
                       participation in, or are secured by and payable from,
                       mortgage loans on real property; and

                  o    derivative instruments that have economic characteristics
                       similar to the securities referenced above.

                  The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years)
                  based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
                  Similarly, a portfolio with a longer average portfolio
                  duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

                  The Portfolio may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or
                  instrumentalities. Certain of these securities issued by U.S.
                  Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

                  The Portfolio may invest up to 50% of its assets in high yield mortgage-backed securities ("junk bonds"), including
                  commercial mortgage-backed securities, rated B or higher by
                  S&P or Moody's or, if unrated, determined by PIMCO to be of comparable quality.

                  The Portfolio may invest all of its assets in derivative
                  instruments, such as options, futures contracts or swap
                  agreements, which may relate to fixed income securities,
                  interest rates, commodities, real estate and other assets, and related indicies. The Portfolio may invest without limit in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers and other
                  financial institutions to earn income. The Portfolio may,
                  without limitation, seek to obtain market exposure to the
                  securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other
                  investment techniques (such as buy backs or dollar rolls). The
                  "total return" sought by the Portfolio consists of income
                  earned on its investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or
                  security.

                  The Portfolio will not change its policy to invest at least
                  80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities unless the
                  Portfolio provides shareholders with the notice required by
                  Rule 35d-1 under the 1940 Act, as it may be amended or
                  interpreted by the Commission from time to time.

6 FISH: Series C, FISH: Series M and FISH Series R

                  FISH: Series M continued

--------------------------------------------------------------------------------

PRINCIPAL RISKS   Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

                  o  Mortgage Risk              o  Derivatives Risk                   o Leveraging Risk
                  o  Interest Rate Risk         o  Liquidity Risk                     o Issuer Risk
                  o  Credit Risk                o  Management Risk                    o High Yield Risk
                  o  Market Risk                o  Issuer Non-Diversification Risk

                  Please see "Summary of Principal Risks" for a description of these and other principal risks of investing in the Portfolio.

--------------------------------------------------------------------------------

PERFORMANCE       Below is summary performance information for the Portfolio in
INFORMATION       a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of a broad-based securities market index. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the
                  Portfolio will perform in the future.

                       After-tax returns are calculated using the highest
                  historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual
                  after-tax returns depend on an investor's tax situation and may differ from these returns shown, and after-tax returns shown are not relevant to investors who hold their shares
                  through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return
                  after taxes may exceed the return before taxes due to an
                  assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

                  CALENDAR YEAR TOTAL RETURNS

                                         [BAR CHART OMITTED]

                  Calendar Year End (through 12/31)       Annual Return
                  ---------------------------------       -------------
                                '01                           11.22%
                                '02                           15.79%
                                '03                            7.03%
                                '04

                  AVERAGE ANNUAL TOTAL RETURNS                   Since Inception
                  (for periods ended 12/31/04)          1 Year         (3/17/00)
                  --------------------------------------------------------------
                  FISH: Series M return before taxes      --%             --%
                  --------------------------------------------------------------
                  FISH: Series M return after taxes on
                    distributions                         --%             --%
                  --------------------------------------------------------------
                  FISH: Series M return after taxes on
                    distributions and sale of Portfolio
                    shares                                --%             --%
                  --------------------------------------------------------------
                  Lehman Fixed Rate Mortgage-Backed
                    Securities Index (1)                  --%             --%

                  (1)The Lehman Fixed Rate Mortgage-Backed Securities Index is
                  an unmanaged index of mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac
                  (FHLMC). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees,
                  expenses or taxes.

                  HIGHEST AND LOWEST QUARTER RETURNS
                  (for periods shown in bar chart)
                  --------------------------------------------------------------
                  Highest (7/1/01-9/30/01)                        6.72%
                  --------------------------------------------------------------
                  Lowest (10/1/01-12/31/01)                      (0.31)%
--------------------------------------------------------------------------------

FEES AND          These tables describe the fees and expenses you may pay if you
EXPENSES OF       buy and hold shares of the Portfolio:(1)
THE PORTFOLIO

                  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Maximum Sales Charge (Load) Imposed on         Maximum Contingent Deferred Sales Charge (Load)
                                     Purchases (as a percentage of offering price)  (as a percentage of original purchase price)
                  ------------------------------------------------------------------------------------------------------------------

                  FISH: Series M     0%                                             0%

                  ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE
                  DEDUCTED FROM PORTFOLIO ASSETS)

                                                     Distribution                 Total Annual          Fee Waiver/
                                       Advisory      and/or Service   Other       Portfolio             Expense            Net
                                       Fees*         (12b-1) Fees     Expenses*   Operating Expenses    Reimbursements**   Expenses
                  ------------------------------------------------------------------------------------------------------------------

                  FISH: Series M       --%           0%               --%*        --%                   --%                0%

                  * The amount under "Advisory Fees" reflects the approximate portion of the "wrap fee" attributable to the management of the Portfolio (not the management of the entire "wrap-fee"
                  program), and the amount under "Other Expenses" reflects the approximate amount of operating expenses of the Portfolio
                  which are paid for by PAFM or its affiliates. See Note 1
                  below.

                  ** PAFM has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except extraordinary expenses.

                  EXAMPLES: The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the shares of the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your
                  investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's
                  operating examples remain the same. Although your actual costs may be higher or lower, the Examples show what your costs
                  would be based on these assumptions.

                  Example: With or without redemption at the end of each period

                                      YEAR 1    YEAR 3     YEAR 5    YEAR 10
                  --------------------------------------------------------------
                  FISH: Series M      $0        $0         $0        $0

                  (1)  The tables show net expenses of the Portfolio as 0%,
                       reflecting the fact that PAFM or its affiliates are
                       absorbing all expenses of operating the Portfolio, and
                       PAFM and PIMCO do not charge any fees to the Portfolio
                       (which may be viewed as an effective waiver). You should
                       be aware, however, that the Portfolio is an integral part
                       of "wrap-fee" programs, including those sponsored by
                       investment advisers and broker-dealers unaffiliated with
                       the Portfolio or PIMCO. Participants in these programs
                       pay a "wrap" fee to the sponsor of the program. You
                       should read carefully the wrap-fee brochure provided to
                       you by the sponsor or your investment adviser. The
                       brochure is required to include information about the
                       fees charged to you by the sponsor and the fees paid by
                       the sponsor to PIMCO and its affiliates. You pay no
                       additional fees or expenses to purchase shares of the
                       Portfolio.

                                                                    Prospectus 7

                  FISH: Series R

------------------------------------------------------------------------------------------------------------------------

PRINCIPAL         INVESTMENT OBJECTIVE                       CREDIT QUALITY                     DIVIDEND FREQUENCY
INVESTMENTS AND   Seeks maximum real return, consistent      B to Aaa; maximum 20% below Baa    Declared daily and distributed
STRATEGIES        with preservation of real capital and                                         monthly (Dividends are paid in cash)
                  prudent investment management

                  PORTFOLIO FOCUS                            AVERAGE PORTFOLIO DURATION
                  Inflation-indexed fixed income securities  Varies

                  FISH: Series R seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a
                  portfolio of U.S. and foreign fixed income securities. The
                  Portfolio may invest in a variety of fixed income securities and related instruments, including (but not limited to):

                  o    inflation-indexed bonds issued by both U.S. and non-U.S.
                       governments and corporations, including Treasury
                       Inflation Protected Securities (TIPS);

                  o    corporate debt securities of U.S. and non-U.S. issuers,
                       including convertible securities and corporate commercial
                       paper;

                  o    obligations issued or guaranteed by the U.S. Government,
                       its agencies and instrumentalities;

                  o    obligations of non-U.S. governments or their
                       subdivisions, agencies and government sponsored
                       enterprises;

                  o    obligations of international agencies or supranational
                       entities;

                  o    debt securities issued by states or local governments and
                       their agencies, authorities and other instrumentalities;

                  o    mortgage-related and other asset-backed securities;

                  o    floating and variable rate debt instruments;

                  o    structured notes, including hybrid or "indexed"
                       securities, event-linked bonds and loan participations;

                  o    delayed funding loans and revolving credit facilities;

                  o    bank certificates of deposit, fixed time deposits and
                       bankers' acceptances;

                  o    repurchase agreements and reverse repurchase agreements;
                       and

                  o    derivative instruments that have economic characteristics
                       similar to the securities referenced above.

                  In pursuing its investment objective of real return, the
                  Portfolio ordinarily expects to invest a substantial portion of its assets in inflation-indexed bonds of various maturities issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. "Real return" equals
                  total return less the estimated cost of inflation, which is typically measured by the change in an official inflation
                  measure. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.
                  The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official
                  inflation measure. The U.S. Treasury uses the non-seasonally adjusted Consumer Price Index for All Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable
                  inflation index, calculated by that government. Certain
                  securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S.
                  Government.

                  The Portfolio invests primarily in investment grade
                  securities, but may invest up to 20% of its assets in high yield securities ("junk bonds") rated B or higher by S&P or
                  Moody's, or, if unrated, determined by PIMCO to be of
                  comparable quality. The Portfolio may invest up to 50% of its assets in securities denominated in non-U.S. currencies, and may invest without limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 20% of its assets in securities of issuers that economically are tied to countries with developing (or "emerging") securities markets.
                  The Portfolio will normally hedge at least 75% of its exposure to non-U.S. currency to reduce the risk of loss due to
                  fluctuations in currency exchange rates. The Portfolio is
                  non-diversified, which means that it may concentrate its
                  assets in a smaller number of issuers than a diversified fund.

8 FISH: Series C, FISH: Series M and FISH Series R

                  FISH: Series R continued

--------------------------------------------------------------------------------

                  The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years)
                  based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
                  Similarly, a portfolio with a longer average portfolio
                  duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

                  The Portfolio may invest all of its assets in derivative
                  instruments, such as options, futures contracts, or swap
                  agreements, which may relate to fixed income securities,
                  interest rates, currencies or currency exchange rates,
                  commodities, real estate and other assets, and related
                  indices. The Portfolio may lend its securities to brokers, dealers and other financial institutions to earn income. The
                  Portfolio may, without limitation, seek to obtain market
                  exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

                  The Portfolio will not change its policy to invest at least
                  80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities unless the
                  Portfolio provides shareholders with the notice required by
                  Rule 35d-1 under the 1940 Act, as it may be amended or
                  interpreted by the Commission from time to time.

                                                                    Prospectus 9

                  FISH: Series R continued

--------------------------------------------------------------------------------
PRINCIPAL RISKS   Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return are:

                  o  Interest Rate Risk         o  Emerging Markets Risk      o  Issuer Non-Diversification Risk
                  o  Credit Risk                o  Derivatives Risk           o  Currency Risk
                  o  Market Risk                o  Liquidity Risk             o  Leveraging Risk
                  o  Foreign (non-U.S.)         o  Management Risk            o  Issuer Risk
                  o  Investment Risk            o  Mortgage Risk              o  High Yield Risk

--------------------------------------------------------------------------------
                  Please see "Summary of Principal Risks" for a description of these and other principal risks of investing in the Portfolio.

--------------------------------------------------------------------------------
PERFORMANCE       The Portfolio does not have a full calendar year of
INFORMATION       performance. Thus, no bar chart or annual returns table is included for the Portfolio.

--------------------------------------------------------------------------------
FEES AND          These tables describe the fees and expenses you may pay if you
EXPENSES OF       buy and hold shares of the Portfolio:(1)
THE PORTFOLIO

                  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                    Maximum Sales Charge (Load) Imposed on          Maximum Contingent Deferred Sales Charge (Load)
                                    Purchases (as a percentage of offering price)   (as a percentage of original purchase price)
                  ------------------------------------------------------------------------------------------------------------------

                  FISH: Series R    0%                                              0%
                  ------------------------------------------------------------------------------------------------------------------

                  ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE
                  DEDUCTED FROM PORTFOLIO ASSETS)

                                                Distribution                 Total Annual         Fee Waiver/
                                    Advisory    and/or Service   Other       Portfolio            Expense             Net
                                      Fees*     (12b-1) Fees     Expenses*   Operating Expenses   Reimbursements**    Expenses
                  ------------------------------------------------------------------------------------------------------------------

                  FISH: Series R       --%      0%               --%         --%                  --%                 0%
                  ------------------------------------------------------------------------------------------------------------------

                  * The amount under "Advisory Fees" reflects the approximate portion of the "wrap fee" attributable to the management of the Portfolio (not the management of the entire "wrap-fee"
                  program), and the amount under "Other Expenses" reflects the approximate amount of operating expenses of the Portfolio
                  which are paid for by PAFM or its affiliates. See Note 1
                  below. ** PAFM has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except
                  extraordinary expenses.

                  EXAMPLES: The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the shares of the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your
                  investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's
                  operating examples remain the same. Although your actual costs may be higher or lower, the Examples show what your costs
                  would be based on these assumptions.

                  Example: With or without redemption at the end of each period

                                     YEAR 1     YEAR 3     YEAR 5    YEAR 10
                  --------------------------------------------------------------
                  FISH: Series R      $0         $0         $0        $0
                  --------------------------------------------------------------

                  (1)  The tables show net expenses of the Portfolio as 0%,
                       reflecting the fact that PAFM or its affiliates are
                       absorbing all expenses of operating the Portfolio, and
                       PAFM and PIMCO do not charge any fees to the Portfolio
                       (which may be viewed as an effective waiver). You should
                       be aware, however, that the Portfolio is an integral part
                       of "wrap-fee" programs, including those sponsored by
                       investment advisers and broker-dealers unaffiliated with
                       the Portfolio or PIMCO. Participants in these programs
                       pay a "wrap" fee to the sponsor of the program. You
                       should read carefully the wrap-fee brochure provided to
                       you by the sponsor or your investment adviser. The
                       brochure is required to include information about the
                       fees charged to you by the sponsor and the fees paid by
                       the sponsor to PIMCO and its affiliates. You pay no
                       additional fees or expenses to purchase shares of the
                       Portfolio.

10 FISH: Series C, FISH: Series M and FISH Series R

                         Summary of Principal Risks

                         The value of your investment in a Portfolio changes
                         with the values of that Portfolio's investments. Many
                         factors can affect those values. The factors that are
                         most likely to have a material effect on a particular
                         Portfolio's portfolio as a whole are called "principal
                         risks." The principal risks of each Portfolio are
                         identified in the Portfolio Summaries and are
                         summarized in this section. Each Portfolio may be
                         subject to additional principal risks and risks other
                         than those described below because the types of
                         investments made by a Portfolio can change over time.
                         Securities and investment techniques that appear in
                         BOLD TYPE are described in greater detail under
                         "Characteristics and Risks of Securities and Investment
                         Techniques." That section and "Investment Objectives
                         and Policies" in the Statement of Additional
                         Information also include more information about the
                         Portfolios, their investments and the related risks.
                         There is no guarantee that a Portfolio will be able to
                         achieve its investment objective. It is possible to
                         lose money by investing in the Portfolios.

INTEREST RATE RISK       As interest rates rise, the value of fixed income
                         securities held by a Portfolio are likely to decrease.
                         Securities with longer durations tend to be more
                         sensitive to changes in interest rates, usually making
                         them more volatile than securities with shorter
                         durations. Some investments give the issuer the option
                         to call, or redeem, these investments before their
                         maturity date. If an issuer "calls" its security during
                         a time of declining interest rates, a Portfolio might
                         have to reinvest the proceeds in an investment offering
                         a lower yield, and therefore might not benefit from any
                         increase in value as a result of declining interest
                         rates.

CREDIT RISK              A Portfolio could lose money if the issuer or guarantor
                         of a fixed income security, or the counterparty to a
                         DERIVATIVES contract, REPURCHASE AGREEMENT or LOAN OF
                         PORTFOLIO securities, is unable or unwilling to make
                         timely principal and/or interest payments, or to
                         otherwise honor its obligations. Securities are subject
                         to varying degrees of credit risk, which are often
                         reflected in CREDIT RATINGS.

HIGH YIELD RISK          Each Portfolio, through its investments in HIGH YIELD
                         SECURITIES and UNRATED SECURITIES of similar credit
                         quality (commonly known as "junk bonds"), may be
                         subject to greater levels of interest rate, credit and
                         liquidity risk than portfolios that do not invest in
                         such securities. High yield securities are considered
                         predominantly speculative with respect to the issuer's
                         continuing ability to make principal and interest
                         payments. An economic downturn or period of rising
                         interest rates could adversely affect the market for
                         high yield securities and reduce the Portfolio's
                         ability to sell its high yield securities (liquidity
                         risk). If the issuer of a security is in default with
                         respect to interest payments or principal payments, a
                         Portfolio may lose its entire investment.

MARKET RISK              The market price of securities owned by a Portfolio may
                         go up or down, sometimes rapidly or unpredictably.
                         Securities may decline in value due to factors
                         affecting securities markets generally or particular
                         industries represented in the securities markets. The
                         value of a security may decline due to general market
                         conditions which are not specifically related to a
                         particular company, such as real or perceived adverse
                         economic conditions, changes in the general outlook for
                         corporate earnings, changes in interest or currency
                         rates or adverse investor sentiment generally. They may
                         also decline due to factors which affect a particular
                         industry or industries, such as labor shortages or
                         increased production costs and competitive conditions
                         within an industry. Equity securities generally have
                         greater price volatility than fixed income securities.

ISSUER RISK              The value of a security may decline for a number of
                         reasons which directly relate to the issuer, such as
                         management performance, financial leverage and reduced
                         demand for the issuer's goods or services.

LIQUIDITY RISK           Liquidity risk exists when particular investments are
                         difficult to purchase or sell. A Portfolio's
                         investments in ILLIQUID SECURITIES may reduce the
                         return of the Portfolio because it may be unable to
                         sell such illiquid securities at an advantageous time
                         or price. Investments in FOREIGN SECURITIES,
                         DERIVATIVES or securities with substantial market
                         and/or credit risk, tend to have the greatest exposure
                         to liquidity risk.

                                                                   Prospectus 11

DERIVATIVES RISK         Each Portfolio may invest without limit in DERIVATIVES,
                         which are financial contracts whose value depends on,
                         or is derived from, the value of an underlying asset,
                         reference rate or index. The various derivative
                         instruments that the Portfolios may use are referenced
                         under "Characteristics and Risks of Securities and
                         Investment Techniques--Derivatives" in this Prospectus
                         and described in more detail under "Investment
                         Objectives and Policies" in the Statement of Additional
                         Information. The Portfolios typically use derivatives
                         as a substitute for taking a position in the underlying
                         asset and/or as part of a strategy designed to reduce
                         exposure to other risks, such as interest rate or
                         currency risk. The Portfolios may also use derivatives
                         for leverage, in which case their use would involve
                         leveraging risk. A Portfolio's use of derivative
                         instruments involves risks different from, or possibly
                         greater than, the risks associated with investing
                         directly in securities and other traditional
                         investments. Derivatives are subject to a number of
                         risks described elsewhere in this section, such as
                         liquidity risk, interest rate risk, market risk, credit
                         risk and management risk. They also involve the risk of
                         mispricing or improper valuation, the risk of ambiguous
                         documentation and the risk that changes in the value of
                         the derivative may not correlate perfectly with the
                         underlying asset, rate or index. When investing in a
                         derivative instrument, a Portfolio could lose more than
                         the principal amount invested. Also, suitable
                         derivative transactions may not be available in all
                         circumstances and there can be no assurance that a
                         Portfolio will engage in these transactions to reduce
                         exposure to other risks when that would be beneficial.
                         In addition, a Portfolio's use of derivatives may
                         increase the taxes payable by shareholders.

                         The Portfolios may invest in commodity-linked
                         derivative instruments to the extent that the
                         Portfolios' exposure to commodities through these
                         instruments is 5% or less of the Portfolios' total
                         assets at the time of investment (although the
                         Portfolios may invest directly in other commodity-
                         related investments independent of this restriction).
                         The Portfolios' investments in commodity-linked
                         derivative instruments may subject the Portfolios to
                         greater volatility than investments in traditional
                         securities. The value of commodity-linked derivative
                         instruments may be affected by changes in overall
                         market movements, commodity index volatility, changes
                         in interest rates, or factors affecting a particular
                         industry or commodity, such as drought, floods,
                         weather, livestock disease, embargoes, tariffs and
                         international economic, political and regulatory
                         developments.

                         The Portfolios may invest in real-estate linked
                         derivative instruments to the extent that a Portfolio's
                         exposure to real estate through these instruments is 5%
                         or less of the Portfolios' total assets at the time of
                         investment (although the Portfolio may invest directly
                         in other real estate-related investments independent of
                         this restriction). To the extent the Portfolios invest
                         in real estate-linked derivative instruments, they are
                         subject to risks similar to those associated with
                         direct ownership of real estate, including losses from
                         casualty or condemnation, and changes in local and
                         general economic conditions, supply and demand,
                         interest rates, zoning laws, regulatory limitations on
                         rents, property taxes and operating expenses.

MORTGAGE RISK            Because the Portfolios may purchase MORTGAGE-RELATED
                         SECURITIES, they are subject to certain additional
                         risks. Rising interest rates tend to extend the
                         duration of mortgage-related securities, making them
                         more sensitive to changes in interest rates. As a
                         result, when holding mortgage-related securities in a
                         period of rising interest rates, a Portfolio may
                         exhibit additional volatility. This is known as
                         extension risk. In addition, mortgage-related
                         securities are subject to prepayment risk. When
                         interest rates decline, borrowers may pay off their
                         mortgages sooner than expected. This can reduce the
                         returns of a Portfolio because it will have to reinvest
                         that money at the lower prevailing interest rates.
                         FISH: Series M is particulary sensitive to mortgage
                         risk becuase the Portfolio normally invests
                         substantially in mortgage-related securities.

FOREIGN (NON-U.S.)       The Portfolios, which may invest in FOREIGN SECURITIES,
INVESTMENT RISK          may experience more rapid and extreme changes in value
                         than a portfolio that invests exclusively in securities
                         of U.S. companies. The securities markets of many
                         foreign countries are relatively small, with a limited
                         number of companies representing a small number of
                         industries. Additionally, issuers of foreign securities
                         are usually not subject to the same degree of
                         regulation as U.S. issuers. Reporting, accounting and
                         auditing standards of foreign countries differ, in some
                         cases significantly, from U.S. standards. Also,
                         nationalization, expropriation or confiscatory
                         taxation, currency blockage, political changes or
                         diplomatic developments could adversely affect the
                         Portfolio's investments in a foreign country. In the
                         event of nationalization, expropriation or other
                         confiscation, the Portfolio could lose its entire
                         investment in foreign securities. Adverse conditions in
                         a certain region can adversely affect securities of
                         other countries whose economies appear to be unrelated.
                         To the extent that a Portfolio invests a significant
                         portion of its assets in a concentrated geographic area
                         like Eastern Europe or Asia, the Portfolio will
                         generally have more exposure to regional economic risks
                         associated with foreign investments.

12 FISH: Series C, FISH: Series M and FISH Series R

EMERGING MARKETS         Foreign investment risk may be particularly high to the
RISK                     extent that a Portfolio invests in EMERGING MARKET
                         SECURITIES of issuers that economically are tied to
                         countries with developing securities markets. These
                         securities may present market, credit, currency,
                         liquidity, legal, political and other risks different
                         from, or greater than, the risks of investing in
                         developed foreign countries.

CURRENCY RISK            Because the Portfolios may invest directly in FOREIGN
                         (NON-U.S.) CURRENCIES or in securities that trade in,
                         and receive revenues in, foreign (non-U.S.) currencies,
                         they are subject to the risk that those currencies will
                         decline in value relative to the U.S. Dollar, or, in
                         the case of hedging positions, that the U.S. Dollar
                         will decline in value relative to the currency being
                         hedged. Currency rates in foreign countries may
                         fluctuate significantly over short periods of time for
                         a number of reasons, including changes in interest
                         rates, intervention (or the failure to intervene) by
                         U.S. or foreign governments, central banks or
                         supranational entities such as the International
                         Monetary Fund, and by the imposition of currency
                         controls or other political developments in the U.S. or
                         abroad. As a result, a Portfolio's investments in
                         foreign currency-denominated securities may reduce the
                         return of the Portfolio. FISH: Series C and FISH:
                         Series R will ordinarily hedge at least 75% of their
                         exposure to foreign currency to reduce these risks.

ISSUER NON-              Focusing investments in a small number of issuers
DIVERSIFICATION RISK     increases risk. Each Portfolio is "non-diversified,"
                         which means that it may invest a greater percentage of
                         its assets in the securities of a single issuer than
                         portfolios that are "diversified." Portfolios that
                         invest in a relatively small number of issuers are more
                         susceptible to risks associated with a single economic,
                         political or regulatory occurrence than a more
                         diversified portfolio might be. Some of those issuers
                         also may present substantial credit or other risks.

LEVERAGING RISK          Each of the Portfolios may engage in transactions that
                         give rise to a form of leverage. Such transactions may
                         include, among others, REVERSE REPURCHASE AGREEMENTS,
                         LOANS OF PORTFOLIO SECURITIES, and the use of
                         WHEN-ISSUED, DELAYED DELIVERY or FORWARD COMMITMENT
                         TRANSACTIONS. The use of DERIVATIVES may also create
                         leveraging risk. To mitigate leveraging risk, PIMCO
                         will segregate liquid assets or otherwise cover the
                         transactions that may give rise to such risk. The use
                         of leverage may cause a Portfolio to liquidate
                         portfolio positions when it may not be advantageous to
                         do so to satisfy its obligations or to meet segregation
                         requirements. Leverage, including BORROWING, will cause
                         a Portfolio to be more volatile than if the Portfolio
                         had not been leveraged. This is because leverage tends
                         to exaggerate the effect of any increase or decrease in
                         the value of securities held by a Porfolio.

SMALLER COMPANY          The general risks associated with fixed income
RISK                     securities are particularly pronounced for securities
                         issued by companies with smaller market
                         capitalizations. These companies may have limited
                         product lines, markets or financial resources or may
                         depend on a few key employees. As a result, they may be
                         subject to greater levels of credit, market and issuer
                         risk. Securities of smaller companies may trade less
                         frequently and in lesser volumes than more widely held
                         securities, and their values may fluctuate more sharply
                         than other securities. Companies with medium-sized
                         market capitalizations may have risks similar to those
                         of smaller companies.

MANAGEMENT RISK          Each Portfolio is subject to management risk because it
                         is an actively managed investment portfolio. PIMCO and
                         the portfolio management team will apply investment
                         techniques and risk analyses in making investment
                         decisions for the Portfolios, but there can be no
                         guarantee that these will produce the desired results.

                         Management of the Portfolios

INVESTMENT ADVISER,      PA Fund Management LLC ("PAFM") serves as the
SUB-ADVISER AND          investment adviser for the Portfolios. Pacific
ADMINISTRATOR            Investment Management Company LLC ("PIMCO") serves as
                         the sub-adviser for the Portfolios. Subject to the
                         supervision of PAFM and the Board of Trustees, PIMCO is
                         responsible for managing the investment activities of
                         the Portfolios. PAFM, in its role as administrator, is
                         responsible for managing the Portfolios' business
                         affairs and other administrative matters.

                         PAFM is located at 1345 Avenue of Americas New York, NY
                         10105. Organized in 2000, PAFM provides investment
                         management and advisory services to private accounts of
                         institutional and individual clients and to several
                         open-end and closed-end investment company clients. As
                         of December 31, 2004, PAFM had approximately $--
                         billion in assets under management.

                                                                   Prospectus 13

                         PIMCO is located at 840 Newport Center Drive, Newport
                         Beach, California 92660. Organized in 1971, PIMCO
                         provides investment management and advisory services to
                         private accounts of institutional and individual
                         clients and to mutual funds. As of December 31, 2004,
                         PIMCO had approximately $-- billion in assets under
                         management.

ADVISORY FEES            None of the Portfolios pay any advisory or other fees.
                         See "Risk/Return Summery-- Fees and Expenses of the
                         Portfolio" for each of the Portfolios.

INDIVIDUAL PORTFOLIO     A team of investment professionals, led by William H.
MANAGERS                 Gross, a founding partner of PIMCO, has had primary
                         responsibility for managing the FISH: Series C and
                         FISH: Series M Portfolios since their inception. Mr.
                         Gross is a Managing Director and Chief Investment
                         Officer of PIMCO.

                         A team of investment professionals, led by John B.
                         Brynjolfsson, has primary responsibility for managing
                         the FISH: Series R Portfolio. Mr. Brynjolfsson joined
                         PIMCO as a Portfolio Manager in 1989, and has managed
                         fixed income accounts for various institutional clients
                         and funds since 1992. Mr. Brynjolfsson is a Managing
                         Director of PIMCO.

DISTRIBUTOR              The Portfolios' principal underwriter is PA
                         Distributors LLC (formerly PIMCO Advisors Distributors
                         LLC) (the "Distributor" or "PAD") an indirect
                         subsidiary of Allianz Global Investors of America L.P.
                         The Distributor, located at 2187 Atlantic Street,
                         Stamford, Connecticut 06902, is a broker-dealer
                         registered with the Commission.

REGULATORY AND           On September 13, 2004, the Securities and Exchange
LITIGATION MATTERS       Commission (the "SEC") announced that PAFM, PAD and an
                         advisory affiliate had agreed to a settlement of
                         charges that they and certain of their officers had,
                         among other things, violated various antifraud
                         provisions of the federal securities laws in connection
                         with an alleged market-timing arrangement involving
                         trading of shares of certain open-end funds advised or
                         distributed by PAFM, PAD or certain of their
                         affiliates. In the SEC settlement, PAFM, PAD and an
                         advisory affiliate consented to the entry of an order
                         by the SEC and, without admitting or denying the
                         findings contained in the order, agreed to implement
                         certain compliance and governance changes and consented
                         to cease-and-desist orders and censures. In addition,
                         PAFM, PAD and their affiliate agreed to pay civil money
                         penalties in the aggregate amount of $40 million and to
                         pay disgorgement in the amount of $10 million, for an
                         aggregate payment of $50 million. In connection with
                         the settlement, PAFM, PAD and their affiliate have been
                         dismissed from the related complaint filed by the SEC
                         on May 6, 2004 in the U.S. District Court in the
                         Southern District of New York. Neither the complaint
                         nor the order alleges any inappropriate activity took
                         place with respect to the Portfolios.

                         In a related action on June 1, 2004, the Attorney
                         General of the State of New Jersey (the "NJAG")
                         announced that it had entered into a settlement
                         agreement with PAD, an advisory affiliate of PAD, and
                         AGI (formerly Allianz Dresdner Asset Management of
                         America L.P.), an indirect parent of PAFM, in
                         connection with a complaint filed by the NJAG. The NJAG
                         dismissed claims against PIMCO, which had been filed as
                         part of the same complaint. In the settlement, AGI, PAD
                         and the other named affiliate neither admitted nor
                         denied the allegations or conclusions of law, but did
                         agree to pay New Jersey a civil fine of $15 million and
                         $3 million for investigative costs and further
                         potential enforcement initiatives against unrelated
                         parties. They also undertook to implement certain
                         governance changes. The complaint relating to the
                         settlement contained allegations arising out of the
                         same matters that were the subject of the SEC order
                         regarding market-timing described above.

                         On September 15, 2004, the SEC announced that PAFM, PAD
                         and an advisory affiliate had agreed to settle an
                         enforcement action in connection with charges that they
                         violated various antifraud and other provisions of
                         federal securities laws as a result of, among other
                         things, their failure to disclose to the board of
                         trustees and shareholders of various open-end funds
                         advised or distributed by PAFM, PAD and their affiliate
                         material facts and conflicts of interest that arose
                         from their use of brokerage commissions on portfolio
                         transactions to pay for so-called "shelf space"
                         arrangements with certain broker-dealers. In their
                         settlement with the SEC, PAFM, PAD and their affiliate
                         consented to the entry of an order by the SEC without
                         admitting or denying the findings contained in the
                         order. In connection with the settlement, PAFM, PAD and
                         their affiliate agreed to undertake certain compliance
                         and disclosure reforms and consented to
                         cease-and-desist orders and censures. In addition,
                         PAFM, PAD and their affiliate agreed to pay a civil
                         money penalty of $5 million and to pay disgorgement of
                         approximately $6.6 million based upon the aggregate
                         amount of brokerage commissions alleged to have been
                         paid by such open-end funds in connection with these
                         shelf-space arrangements (and related interest). In a
                         related action, the California Attorney General
                         announced on September 15, 2004 that it had entered
                         into an agreement with PAD in resolution of an
                         investigation into matters that are similar to those
                         discussed in the SEC order. The settlement agreement
                         resolves matters described in a complaint filed
                         contemporaneously by the California Attorney General in
                         the Superior Court of the State of California alleging,

14 FISH: Series C, FISH: Series M and FISH Series R

                         among other things, that PAD violated certain antifraud
                         provisions of California law by failing to disclose
                         matters related to the shelf-space arrangements
                         described above. In the settlement agreement, PAD did
                         not admit to any liability but agreed to pay $5 million
                         in civil penalties and $4 million in recognition of the
                         California Attorney General's fees and costs associated
                         with the investigation and related matters. Neither the
                         SEC order nor the California Attorney General's
                         complaint alleges any inappropriate activity took place
                         with respect to the Portfolios.

                         Since February 2004, PAFM, PIMCO, PAD and certain of
                         their affiliates and employees have been named as
                         defendants in a total of 14 lawsuits filed in one of
                         the following: U.S. District Court in the Southern
                         District of New York, the Central District of
                         California and the Districts of New Jersey and
                         Connecticut. Ten of those lawsuits concern "market
                         timing," and they have been transferred to and
                         consolidated for pre-trial proceedings in the U.S.
                         District Court for the District of Maryland; the
                         remaining four of those lawsuits concern "revenue
                         sharing" with allegations of brokers offering "shelf
                         space" and have been consolidated into a single action
                         in the U.S. District Court for the District of
                         Connecticut. The lawsuits have been commenced as
                         putative class actions on behalf of investors who
                         purchased, held or redeemed shares of affiliated funds
                         during specified periods or as derivative actions on
                         behalf of the funds. The lawsuits generally relate to
                         the same facts that are the subject of the regulatory
                         proceedings discussed above. The lawsuits seek, among
                         other things, unspecified compensatory damages plus
                         interest and, in some cases, punitive damages, the
                         rescission of investment advisory contracts, the return
                         of fees paid under those contracts and restitution.
                         Fixed Income SHares (the "Trust") has been named in
                         four of the market timing class actions. PAFM, PIMDO
                         and PAD believe that other similar lawsuits may be
                         filed in federal or state courts naming as defendants
                         PAFM, PIMCO, PAD, the Trust, other open- and closed-end
                         funds advised or distributed by PAFM, PIMCO, PAD and/or
                         their affiliates, the boards of trustees of those
                         funds, and/or other affiliates and their employees.

                         Under Section 9(a) of the 1940 Act, if any of the
                         various regulatory proceedings or lawsuits were to
                         result in a court injunction against PAFM, PIMCO, PAD,
                         AGI and/or their affiliates, they and their affiliates
                         would, in the absence of exemptive relief granted by
                         the SEC, be barred from serving as an investment
                         adviser/sub-adviser or principal underwriter for any
                         registered investment company, including the Trust. In
                         connection with an inquiry from the SEC concerning the
                         status of the New Jersey settlement described above
                         under Section 9(a), PAFM, PIMCO, PAD, and certain of
                         their affiliates (together, the "Applicants") have
                         sought exemptive relief from the SEC under Section 9(c)
                         of the 1940 Act. The SEC has granted the Applicants a
                         temporary exemption from the provisions of Section 9(a)
                         with respect to the New Jersey settlement until the
                         earlier of (i) September 13, 2006 and (ii) the date on
                         which the SEC takes final action on their application
                         for a permanent order. There is no assurance that the
                         SEC will issue a permanent order.

                         In addition, it is possible that these matters and/or
                         other developments resulting from these matters could
                         lead to increased Portfolio redemptions or other
                         adverse consequences to the Portfolios and their
                         shareholders. However, PAFM, PIMCO and PAD believe that
                         these matters are not likely to have a material adverse
                         effect on the Portfolios or on PAFM's or PIMCO's or
                         PAD's ability to perform its respective
                         administrations, investment advisory or distribution
                         services relating to the Portfolios.

                         The foregoing speaks only as of the date of this
                         Prospectus. While there may be additional litigation or
                         regulatory developments in connection with the matters
                         discussed above, the foregoing disclosure of litigation
                         and regulatory matters will be updated only if those
                         developments are likely to have a material adverse
                         effect of the Portfolios or the ability of PAFM or
                         PIMCO to perform their respective contracts with
                         respect to the Portfolios.

                         Purchases and Redemptions

ELIGIBLE INVESTORS       Shares of the Portfolios may be purchased only by or on
                         behalf of "wrap" account clients where PA Managed
                         Accounts LLC ("PAMA") has an agreement to serve as
                         investment adviser or sub-adviser to the account with
                         the wrap program sponsor (typically a registered
                         investment adviser or broker-dealer) or directly with
                         the client. PAMA is an affiliate of PAFM and PIMCO.

                         The Portfolios intend to redeem shares held by or on
                         behalf of a shareholder who ceases to be an eligible
                         investor as described above and each investor, by
                         purchasing shares, agrees to any such redemption. The
                         applicable wrap program sponsor will receive advance
                         notice of any such redemption on behalf of the client.

CALCULATION OF SHARE     When Portfolio shares are purchased or redeemed, the
PRICE AND REDEMPTION     price that is paid or received is equal to the net
PAYMENTS                 asset value ("NAV") of the shares, without any sales
                         charges or other fees. NAVs are determined as of the
                         close of regular trading (the "NYSE Close") on the New
                         York Stock Exchange (normally, 4:00 p.m., Eastern time)
                         on each day the New York Stock Exchange is open. See
                         "How Portfolio Shares Are Priced."

                                                                   Prospectus 15

                         In most cases, purchase and redemption orders are made
                         based on instructions from PAMA, in its capacity as
                         investment adviser or sub-adviser to the applicable
                         wrap account, to the broker-dealer who executes trades
                         for the account. Purchase and redemption orders are
                         processed at the NAV next calculated after the
                         broker-dealer receives the order on behalf of the
                         account. Orders received by the broker-dealer prior to
                         the NYSE Close on a business day will be processed at
                         that day's NAV, even if the order is received by the
                         transfer agent after the Portfolio's NAV has been
                         calculated that day.

                         The Portfolios do not calculate NAVs or process
                         purchase or redemption orders on days when the New York
                         Stock Exchange is closed. If a purchase or redemption
                         order is made on a day when the New York Stock Exchange
                         is closed, it will be processed on the next succeeding
                         day when the New York Stock Exchange is open (at the
                         succeeding day's NAV).

OPENING AN ACCOUNT       Eligible clients or their wrap program sponsors may
                         open an account by submitting an executed Client
                         Agreement and mailing a copy to PA Managed Accounts LLC
                         at 1345 Avenue of the Americas, New York, New York
                         10105. A Client Agreement may be obtained by calling
                         1-800-462-9727.

PURCHASE AND             There are no maximum or minimum initial investment
REDEMPTION               requirements. The broker-dealer acting on behalf of an
PROCEDURES               eligible client must submit a purchase or redemption
                         order to the Portfolios' transfer agent, Boston
                         Financial Data Services, 330 West 9th Street, 4th
                         Floor, Kansas City, Missouri 64105, either directly or
                         through an appropriate clearing agency (e.g., the
                         National Securities Clearing Corporation - Fund/SERV).
                         The broker-dealer submitting an initial or subsequent
                         order to purchase Portfolio shares must arrange to have
                         federal funds wired to the transfer agent. Wiring
                         instructions may be obtained by calling 1-800-462-9727.

OTHER PURCHASE           Purchases of Portfolio shares will normally be made
INFORMATION              only in full shares, but may be made in fractional
                         shares under certain circumstances. Certificates for
                         shares will not be issued.

                         Each Portfolio reserves the right, in its sole
                         discretion, to suspend the offering of shares of the
                         Portfolio or to reject any purchase order. Each
                         Portfolio may do so in consultation with PAMA.

OTHER REDEMPTION         Redemption proceeds will ordinarily be sent by wire.
INFORMATION              Redemption proceeds will normally be wired within one
                         to three business days after the redemption request,
                         but may take up to seven business days. Redemption
                         proceeds on behalf of shareholders who are no longer
                         eligible to invest in the Portfolios may receive their
                         redemption proceeds by check. See "Eligible Investors"
                         above.

                         Redemptions of Portfolio shares may be suspended when
                         trading on the New York Stock Exchange is restricted or
                         during an emergency which makes it impracticable for
                         the applicable Portfolio to dispose of its securities
                         or to determine fairly the value of its net assets, or
                         during any other period as permitted by the Commission
                         for the protection of investors. Under these and other
                         unusual circumstances, a Portfolio may delay redemption
                         payments for more than seven days, as permitted by law.

                         It is highly unlikely that shares would ever be
                         redeemed in kind. However, in consideration of the best
                         interests of the remaining investors, and to the extent
                         permitted by law, each Portfolio reserves the right to
                         pay any redemption proceeds in whole or in part by a
                         distribution in kind of securities held by the
                         Portfolio in lieu of cash. When shares are redeemed in
                         kind, the investor should expect to incur transaction
                         costs upon the disposition of the securities received
                         in the distribution.

MARKET TIMING            In general, the practice of "market timing," which
POLICY                   includes short-term or excessive trading of mutual fund
                         shares and other abusive trading practices, may have a
                         detrimental effect on a mutual fund and its
                         shareholders. Depending upon various factors such as
                         the mutual fund's size and the amount of its assets
                         maintained in cash, market timing by fund shareholders
                         may interfere with the efficient management of the
                         fund's portfolio, increase transaction costs and taxes,
                         and harm the performance of the fund and its
                         shareholders. Because the Portfolios are designed to be
                         components of "wrap" accounts that also invest, at the
                         direction of PAMA, in individual securities and other
                         investments, Portfolio shares may be purchased or
                         redeemed on a frequent basis for rebalancing purposes
                         or in order to invest new monies (including through
                         dividend reinvestment) or to accommodate reductions in
                         account size. The Portfolios are managed in a manner
                         that is consistent with their role in the "wrap"
                         accounts. Because all purchase and redemption orders
                         are initiated by PAMA, "wrap" account clients are not
                         in a position to effect purchase and redemption orders
                         and are, therefore, unable to directly trade in
                         Portfolio shares. The Board of Trustees of Fixed

16 FISH: Series C, FISH: Series M and FISH Series R

                         Income Shares has adopted a market timing policy,
                         pursuant to which the Distributor monitors each
                         Portfolio's trading activity and has the ability to
                         reject any purchase or redemption orders that the
                         Distributor believes would adversely affect the
                         Portfolio or its shareholders. Additionally, each
                         Portfolio reserves the right to refuse such purchase or
                         redemption orders.

PORTFOLIO HOLDINGS       A description of the Portfolios' policies and
POLICY                   procedures with respect to the disclosure of their
                         portfolio holdings is available in the Statement of
                         Additional Information.

                         How Portfolio Shares Are Priced

                         The NAV of a Portfolio's shares is determined by
                         dividing the total value of a Portfolio's investments
                         and other assets attributable to that Portfolio, less
                         any liabilities, by the total number of shares
                         outstanding of that Portfolio.

                         For purposes of calculating NAV, portfolio securities
                         and other assets for which market quotes are readily
                         available are stated at market value. Debt securities
                         are valued daily by an independent pricing service
                         approved by the Board of Trustees. Prices may be
                         obtained from independent pricing services which use
                         information provided by market makers or estimates of
                         market values obtained from yield data relating to
                         investment or securities with similar characteristics.
                         Market value is generally determined on the basis of
                         last reported sales prices or, if no sales are
                         reported, based on quotes obtained from a quotation
                         reporting system, established market makers, or pricing
                         services. The market value for NASDAQ National Market
                         and Small Cap securities may also be calculated using
                         the NASDAQ Official Closing Price instead of the last
                         reported sale price. Certain securities or investments
                         for which daily market quotations are not readily
                         available may be valued, pursuant to guidelines
                         established by the Board of Trustees, with reference to
                         other securities or indices. Short-term investments
                         having a maturity of 60 days or less are generally
                         valued at amortized cost. Exchange traded options,
                         futures and options on futures are valued at the
                         settlement price determined by the exchange. Other
                         securities for which market quotes are not readily
                         available are valued at fair value as determined in
                         good faith by the Board of Trustees or persons acting
                         at their direction.

                         Investments initially valued in currencies other than
                         the U.S. dollar are converted to U.S. dollars using
                         rates obtained from pricing services. As a result, the
                         NAV of a Portfolio's shares may be affected by changes
                         in the value of currencies in relation to the U.S.
                         dollar. The value of securities traded in markets
                         outside the United States or denominated in currencies
                         other than the U.S. dollar may be affected
                         significantly on a day that the New York Stock Exchange
                         is closed and an investor is not able to purchase or
                         redeem shares.

                         Portfolio shares are valued as of the close of regular
                         trading (normally 4:00 p.m., Eastern time) (the "NYSE
                         Close") on each day that the New York Stock Exchange is
                         open. Domestic fixed income and foreign securities are
                         normally priced using data reflecting the earlier
                         closing of the principal markets for those securities.
                         Information that becomes known to the Portfolios or
                         their agents after the NAV has been calculated on a
                         particular day will not generally be used to
                         retroactively adjust the price of a security or the NAV
                         determined earlier that day.

                         If market values are not readily available, instead of
                         valuing securities in the usual manner, the Portfolios
                         may value securities at fair value as determined in
                         good faith by the Board of Trustees or persons acting
                         at their direction pursuant to procedures approved by
                         the Board of Trustees. When fair valuing securities,
                         the Portfolios may, among other things, consider
                         significant events (which may be considered to include
                         changes in the value of U.S. securities or securities
                         indices) that occur after the close of the relevant
                         market and before the time a Portfolio's NAV is
                         calculated. With respect to certain foreign securities,
                         the Portfolios may fair value securities using modeling
                         tools provided by third-party vendors.

                         Portfolio Distributions

                         Each Portfolio distributes substantially all of its net
                         investment income to shareholders in the form of
                         dividends. You begin earning dividends on the shares
                         the day after the Portfolio receives your purchase
                         payment. Dividends are paid monthly on the last
                         business day of the month.

                         In addition, each Portfolio distributes any net capital
                         gains it earns from the sale of portfolio securities to
                         shareholders investing in the Portfolio no less
                         frequently than annually. Net short-term capital gains
                         may be paid more frequently.

                                                                   Prospectus 17

                         A Portfolio's dividend and capital gain distributions
                         will be paid only in cash. Dividends will not be
                         reinvested in additional Portfolio shares.

                         Tax Consequences (1)

TREATMENT AS RIC         Each Portfolio intends to elect to be treated and to
                         qualify each year for taxation as a regulated
                         investment company eligible for treatment under the
                         provisions of Subchapter M of the Internal Revenue Code
                         of 1986, as amended (the "Code"). If a Portfolio so
                         qualifies and satisfies certain distribution
                         requirements, the Portfolio will not be subject to
                         federal income tax on income distributed in a timely
                         manner to its shareholders in the form of dividends or
                         capital gain distributions.

TAXES ON PORTFOLIO       A shareholder subject to U.S. federal income tax will
                         be subject to tax on Portfolio distributions. For
                         federal income tax purposes, Portfolio distributions
                         will be taxable to the shareholder as either ordinary
                         income or capital gains.

                         Portfolio dividends (i.e., distributions of investment
                         income) are taxable to shareholders investing in the
                         Portfolio generally as ordinary income. Federal taxes
                         on Portfolio distributions of capital gains are
                         determined by how long the Portfolio owned the
                         investments that generated the capital gains, rather
                         than how long a shareholder has owned the shares.
                         Distributions of net capital gains from investments
                         that a Portfolio owned for more than 12 months and that
                         are properly designated by a Portfolio as capital gain
                         dividends will generally be taxable to shareholders as
                         long-term capital gains. Distributions of gains from
                         investments that the Portfolio owned for 12 months or
                         less will generally be taxable as ordinary income. For
                         taxable years beginning on or before December 31, 2008,
                         distributions of investment income designated by a
                         Portfolio as derived from "qualified dividend income"
                         will be taxed in the hands of individuals at the rates
                         applicable to long-term capital gain, provided holding
                         period and other requirements are met at both the
                         shareholder and Portfolio level. The Portfolios do not
                         expect a significant portion of Portfolio distributions
                         to be derived from qualified dividend income.

                         Portfolio distributions are taxable to shareholders
                         even if they are paid from income or gains earned by a
                         Portfolio prior to the shareholder's investment and
                         thus were included in the price paid for the shares.
                         For example, a shareholder who purchases shares on or
                         just before the record date of a Portfolio distribution
                         will pay full price for the shares and may receive a
                         portion of his or her investment back as a taxable
                         distribution.

                         A Portfolio's investment in certain debt obligations
                         (including obligations issued with market discount,
                         zero-coupon bonds, pay-in-kind securities, catastrophe
                         bonds, and metal-indexed notes) may cause the Portfolio
                         to recognize taxable income in excess of the cash
                         generated by such obligations. Thus, the Portfolio
                         could be required at times to liquidate other
                         investments in order to distribute all of its net
                         income and gain annually.

                         A Portfolio's investment in foreign securities may be
                         subject to foreign withholding taxes. In that case, the
                         Portfolio's yield on these securities would be
                         decreased. Shareholders generally will not be entitled
                         to claim a credit or deduction with respect to foreign
                         taxes paid by a Portfilio. In addition, a Portfolio's
                         investment in foreign securities or foreign currencies
                         may increase or accelerate the Portfolio's recognition
                         of ordinary income and may affect the timing or amount
                         of the Portfolio's distributions.

TAXES ON SALE OR         Any gain resulting from the sale or redemption of
REDEMPTION OF SHARES     Portfolio shares will generally be subject to federal
                         income tax.

BACKUP WITHHOLDING       Each Portfolio is required to apply backup withholding
                         to certain taxable distributions including, for
                         example, distributions paid to any individual
                         shareholder who fails to properly furnish the Portfolio
                         with a correct taxpayer identification number. Under
                         current law, the backup withholding rate is 28% for
                         amounts paid in 2005. Please see the Statement of
                         Additional Information for further details about (and
                         possible changes to) the new backup withholding tax
                         rates.

NON-U.S. SHAREHOLDERS    In general, dividends (other than capital gain
                         dividends) paid to a shareholder that is not a "U.S.
                         person" within the meaning of the Code (such
                         shareholder, a "foreign person") are subject to
                         withholding of U.S. federal income tax at a rate of 30%
                         (or lower applicable treaty rate). However, under the
                         American Jobs Creation Act of 2004 (the "2004 Act"),
                         effective for taxable years of the Portfolios beginning
                         after December 31, 2004 and before January 1, 2008, the
                         Portfolios generally will not be required to withhold
                         any amounts with respect to distributions of (i)
                         U.S.-source

(1)  This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Portfolio dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Portfolios.

18 FISH: Series C, FISH: Series M and FISH Series R

                         interest income that would not be subject to U.S.
                         federal income tax if earned directly by an individual
                         foreign person, and (ii) net short-term capital gains
                         in excess of net long-term capital losses, in each case
                         to the extent such distributions are properly
                         designated by each Portfolio. This provision will first
                         apply to the Portfolios in their taxable years
                         beginning November 1, 2005.

                         The 2004 Act modifies the tax treatment of
                         distributions from each Portfolio that are paid to a
                         foreign person and are attributable to gain from "U.S.
                         real property interests" ("USRPIs"), which the Code
                         defines to include direct holdings of U.S. real
                         property and interests (other than solely as a
                         creditor) in "U.S. real property holding corporations"
                         such as REITs. Under the 2004 Act, which is generally
                         effective for taxable years of RICs beginning after
                         December 31, 2004, and which applies to dividends paid
                         or deemed paid on or before December 31, 2007,
                         distributions to foreign persons attributable to gains
                         from the sale or exchange of USRPIs will give rise to
                         an obligation for those foreign persons to file a U.S.
                         tax return and pay tax, and may well be subject to
                         withholding under future regulations.

                         Characteristics and Risks of Securities and Investment
                         Techniques

                         This section provides additional information about some
                         of the principal investments and related risks of the
                         Portfolios described under "Risk/Return Summary" and
                         "Summary of Principal Risks" above. It also describes
                         characteristics and risks of additional securities and
                         investment techniques that may be used by the
                         Portfolios from time to time. Most of these securities
                         and investment techniques are discretionary, which
                         means that PIMCO can decide whether to use them or not.
                         This Prospectus does not attempt to disclose all of the
                         various types of securities and investment techniques
                         that may be used by the Portfolios. As with any mutual
                         fund, investors in the Portfolios rely on the
                         professional investment judgment and skill of their
                         investment advisers (PIMCO) and the individual
                         portfolio managers. Please see "Investment Objectives
                         and Policies" in the Statement of Additional
                         Information for more detailed information about the
                         securities and investment techniques described in this
                         section and about other strategies and techniques that
                         may be used by the Portfolios.

SECURITIES SELECTION     FISH: Series C and FISH: Series M seek maximum total
                         return, consistent with preservation of capital and
                         prudent investment management. The total return sought
                         by FISH: Series C and FISH: Series M consists of both
                         income earned on investments and capital appreciation,
                         if any, arising from increases in the market value of a
                         Portfolio's holdings. Capital appreciation of fixed
                         income securities generally results from decreases in
                         market interest rates or improving credit fundamentals
                         for a particular market sector or security.

                         In selecting securities for a Portfolio, PIMCO develops
                         an outlook for interest rates, currency exchange rates
                         and the economy, analyzes credit and call risks, and
                         uses other security selection techniques. The
                         proportion of a Portfolio's assets committed to
                         investment in securities with particular
                         characteristics (such as quality, sector, interest rate
                         or maturity) varies based on PIMCO's outlook for the
                         U.S. economy and the economies of other countries in
                         the world, the financial markets and other factors.

                         PIMCO attempts to identify areas of the bond market
                         that are undervalued relative to the rest of the
                         market. PIMCO identifies these areas by grouping bonds
                         into sectors such as: money markets, governments,
                         corporates, mortgages, asset-backed and international.
                         Sophisticated proprietary software then assists in
                         evaluating sectors and pricing specific securities.
                         Once investment opportunities are identified, PIMCO
                         will shift assets among sectors depending upon changes
                         in relative valuations and credit spreads.

                         There is no guarantee that PIMCO's security selection
                         techniques will produce the desired results.

U.S. GOVERNMENT          U.S. Government Securities are obligations of, or
SECURITIES               guaranteed by, the U.S. Government, its agencies or
                         government sponsored enterprises. U.S. Government
                         Securities are subject to market and interest rate
                         risk, and may be subject to varying degrees of credit
                         risk. U.S. Government Securities include zero coupon
                         securities, which tend to be subject to greater market
                         risk than interest-paying securities of similar
                         maturities. Certain U.S. Government securities issued
                         by government-sponsored enterprises (and not by the
                         U.S. Treasury), such as mortgage-backed securities
                         issued by the Federal Home Loan Mortgage Corporation
                         (Freddie Mac), the Federal National Mortgage
                         Association (Fannie Mae) and the Federal Home Loan
                         Banks (FHLB), are not backed by the full faith and
                         credit of the U.S. Government and involve credit risk.

CORPORATE DEBT           Corporate debt securities are subject to the risk of
SECURITIES               the issuer's inability to meet principal and interest
                         payments on the obligation and may also be subject to
                         price volatility due to such factors as interest rate
                         sensitivity, market perception

                                                                   Prospectus 19

                         of the creditworthiness of the issuer and general
                         market liquidity. When interest rates rise, the value
                         of corporate debt securities can be expected to
                         decline. Debt securities with longer maturities tend to
                         be more sensitive to interest rate movements than those
                         with shorter maturities.

MORTGAGE-RELATED AND     Each of the Portfolios may invest in mortgage-related
OTHER ASSET-BACKED       securities and in other asset-backed securities. FISH:
SECURITIES               Series M invests principally in these securities, while
                         FISH: Series C may invest up to 30% of its assets in
                         these securities. Mortgage-related securities include
                         mortgage pass-through securities, collateralized
                         mortgage obligations ("CMOs"), commercial mortgage-
                         backed securities, mortgage dollar rolls, CMO
                         residuals, stripped mortgage-backed securities
                         ("SMBSs") and other securities that directly or
                         indirectly represent a participation in, or are secured
                         by and payable from, mortgage loans on real property.

                         The value of some mortgage-related and other
                         asset-backed securities may be particularly sensitive
                         to changes in prevailing interest rates. Early
                         repayment of principal on some mortgage-related
                         securities may expose a Portfolio to a lower rate of
                         return upon reinvestment of principal. When interest
                         rates rise, the value of a mortgage-related security
                         generally will decline; however, when interest rates
                         are declining, the value of mortgage-related securities
                         with prepayment features may not increase as much as
                         other fixed income securities. The rate of prepayments
                         on underlying mortgages will affect the price and
                         volatility of a mortgage-related security, and may
                         shorten or extend the effective maturity of the
                         security beyond what was anticipated at the time of
                         purchase. If unanticipated rates of prepayment on
                         underlying mortgages increase the effective maturity of
                         a mortgage-related security, the volatility of the
                         security can be expected to increase. The value of
                         these securities may fluctuate in response to the
                         market's perception of the creditworthiness of the
                         issuers. Additionally, although mortgages and
                         mortgage-related securities are generally supported by
                         some form of government or private guarantee and/or
                         insurance, there is no assurance that private
                         guarantors or insurers will meet their obligations.

                         One type of SMBS has one class receiving all of the
                         interest from the mortgage assets (the interest-only,
                         or "IO" class), while the other class will receive all
                         of the principal (the principal-only, or "PO" class).
                         The yield to maturity on an IO class is extremely
                         sensitive to the rate of principal payments (including
                         prepayments) on the underlying mortgage assets, and a
                         rapid rate of principal payments may have a material
                         adverse effect on a Portfolio's yield to maturity from
                         these securities. The FISH: Series C and FISH: Series M
                         Portfolios may not invest more than 40% of their net
                         assets and the FISH: Series R Portfiolio may not invest
                         more than 20% of its assets in any combination of IO,
                         PO, or inverse floating rate securities.

                         The Portfolios may invest in collateralized debt
                         obligations ("CDOs"), which include collateralized bond
                         obligations ("CBOs"), collateralized loan obligations
                         ("CLOs") and other similarly structured securities.
                         CBOs and CLOs are types of asset-backed securities. A
                         CBO is a trust which is backed by a diversified pool of
                         high-risk, below investment grade fixed income
                         securities. A CLO is a trust typically collateralized
                         by a pool of loans, which may include, among others,
                         domestic and foreign senior secured loans, senior
                         unsecured loans, and subordinate corporate loans,
                         including loans that may be rated below investment
                         grade or equivalent unrated loans. Each Portfolio may
                         invest in other asset-backed securities that have been
                         offered to investors.

INFLATION-INDEXED        FISH: Series R ordinarily expects to invest a
BONDS                    substantial portion of its assets in inflation-indexed
                         bonds. Inflation-indexed bonds are fixed income
                         securities whose principal value is periodically
                         adjusted according to the rate of inflation. If the
                         index measuring inflation falls, the principal value of
                         inflation-indexed bonds will be adjusted downward, and
                         consequently the interest payable on these securities
                         (calculated with respect to a smaller principal amount)
                         will be reduced. Repayment of the original bond
                         principal upon maturity (as adjusted for inflation) is
                         guaranteed in the case of a U.S. Treasury inflation-
                         indexed bonds, although the inflation-adjusted
                         principal received could be less than the
                         inflation-adjusted principal that had accrued to the
                         bond at the time of purchase. For bonds that do not
                         provide a similar guarantee, the adjusted principal
                         value of the bond repaid at maturity may be less than
                         the original principal. The value of inflation-indexed
                         bonds is expected to change in response to changes in
                         real interest rates. Real interest rates are tied to
                         the relationship between nominal interest rates and the
                         rate of inflation. If nominal interest rates increase
                         at a faster rate than inflation, real interest rates
                         may rise, leading to a decrease in value of inflation-
                         indexed bonds. Short-term increases in inflation may
                         lead to a decline in value. Any increase in the
                         principal amount of an inflation-indexed bond will be
                         considered taxable ordinary income, even though
                         investors do not receive their principal until
                         maturity.

VARIABLE AND FLOATING    Variable and floating rate securities provide for a
RATE SECURITIES          periodic adjustment in the interest rate paid on the
                         obligations. Each Portfolio may invest in floating rate
                         debt instruments ("floaters") and engage in credit
                         spread trades. While floaters provide a certain degree
                         of protection against rises in interest rates, a
                         Portfolio will participate in any declines in interest
                         rates as well. Each Portfolio may also invest in
                         inverse floating rate debt instruments ("inverse
                         floaters"). An

20 FISH: Series C, FISH: Series M and FISH Series R

                         inverse floater may exhibit greater price volatility
                         than a fixed rate obligation of similar credit quality.
                         The FISH: Series C and FISH: Series M Portfolios may
                         not invest more than 40% of their net assets and the
                         FISH: Series R Portfolio may not invest more than 20%
                         of its assets in any combination of inverse,
                         interest-only, or principal-only securities.

FOREIGN (NON-U.S.)       Investing in foreign securities involves special risks
SECURITIES               and considerations not typically associated with
                         investing in U.S securities. Shareholders should
                         consider carefully the substantial risks involved for
                         the FISH: Series C, which invests in securities issued
                         by foreign companies and governments of foreign
                         countries, and for FISH: Series R, which may invest up
                         to 50% of its assets in securities denominated in
                         non-U.S. currencies and may invest without limit in
                         U.S. dollar denominated securities of foreign issuers.
                         These risks include: differences in accounting,
                         auditing and financial reporting standards; generally
                         higher commission rates on foreign portfolio
                         transactions; the possibility of nationalization,
                         expropriation or confiscatory taxation; adverse changes
                         in investment or exchange control regulations; and
                         political instability. Individual foreign economies may
                         differ favorably or unfavorably from the U.S. economy
                         in such respects as growth of gross domestic product,
                         rates of inflation, capital reinvestment, resources,
                         self-sufficiency and balance of payments position. The
                         securities markets, values of securities, yields and
                         risks associated with foreign securities markets may
                         change independently of each other. Also, foreign
                         securities and dividends and interest payable on those
                         securities may be subject to foreign taxes, including
                         taxes withheld from payments on those securities.
                         Foreign securities often trade with less frequency and
                         volume than domestic securities and therefore may
                         exhibit greater price volatility.

                         Investments in foreign securities may also involve
                         higher custodial costs than domestic investments and
                         additional transaction costs with respect to foreign
                         currency conversions. Changes in foreign exchange rates
                         also will affect the value of securities denominated or
                         quoted in foreign currencies.

                         FISH: Series C and FISH: Series R also may invest in
                         sovereign debt issued by governments, their agencies or
                         instrumentalities, or other government-related
                         entities. Holders of sovereign debt may be requested to
                         participate in the rescheduling of such debt and to
                         extend further loans to governmental entities. In
                         addition, there is no bankruptcy proceeding by which
                         defaulted sovereign debt may be collected.

                         FISH: Series M may also invest in foreign (non-U.S.)
                         securities but does not currently intend to do so as a
                         principal investment strategy.

EMERGING MARKET          FISH: Series C may invest up to 15% of its assets and
SECURITIES               FISH: Series R may invest up to 20% of its assets in
                         securities of issuers that economically are tied to
                         countries with developing (or "emerging") securities
                         markets. A security is economically tied to an emerging
                         market country if it is principally traded on the
                         country's securities markets, or the issuer is
                         organized or principally operates in the country,
                         derives a majority of its income from its operations
                         within the country, or has a majority of its assets in
                         the country.

                         Investing in emerging market securities imposes risks
                         different from, or greater than, risks of investing in
                         domestic securities or in foreign, developed countries.
                         These risks include: smaller market capitalization of
                         securities markets, which may suffer periods of
                         relative illiquidity; significant price volatility;
                         restrictions on foreign investment; and possible
                         repatriation of investment income and capital. In
                         addition, foreign investors may be required to register
                         the proceeds of sales; future economic or political
                         crises could lead to price controls, forced mergers,
                         expropriation or confiscatory taxation, seizure,
                         nationalization, or creation of government monopolies.
                         The currencies of emerging market countries may
                         experience significant declines against the U.S.
                         dollar, and devaluation may occur subsequent to
                         investments in these currencies by the Portfolio.
                         Inflation and rapid fluctuations in inflation rates
                         have had, and may continue to have, negative effects on
                         the economies and securities markets of certain
                         emerging market countries.

                         Additional risks of emerging markets securities may
                         include: greater social, economic and political
                         uncertainty and instability; more substantial
                         governmental involvement in the economy; less
                         governmental supervision and regulation; unavailability
                         of currency hedging techniques; companies that are
                         newly organized and small; differences in auditing and
                         financial reporting standards, which may result in
                         unavailability of material information about issuers;
                         and less developed legal systems. In addition, emerging
                         securities markets may have different clearance and
                         settlement procedures, which may be unable to keep pace
                         with the volume of securities transactions or otherwise
                         make it difficult to engage in such transactions.
                         Settlement problems may cause a Portfolio to miss
                         attractive investment opportunities, hold a portion of
                         its assets in cash pending investment, or be delayed in
                         disposing of a portfolio security. Such a delay could
                         result in possible liability to a purchaser of the
                         security.

                                                                   Prospectus 21

                         FISH: Series C and FISH: Series R may invest in Brady
                         Bonds, which are securities created through the
                         exchange of existing commercial bank loans to sovereign
                         entities for new obligations in connection with a debt
                         restructuring. Investments in Brady Bonds may be viewed
                         as speculative. Brady Bonds acquired by a Portfolio may
                         be subject to restructuring arrangements or to requests
                         for new credit, which may cause a Portfolio to suffer a
                         loss of interest or principal on any of its holdings.

FOREIGN (NON-U.S.)       The Porfolios, which may invest directly in foreign
CURRENCIES               currencies or in securities that trade in, or receive
                         revenues in, foreign currencies, are subject to
                         currency risk. Foreign currency exchange rates may
                         fluctuate significantly over short periods of time.
                         They generally are determined by supply and demand in
                         the foreign exchange markets and the relative merits of
                         investments in different countries, actual or perceived
                         changes in interest rates and other complex factors.
                         Currency exchange rates also can be affected
                         unpredictably by intervention (or the failure to
                         intervene) by U.S. or foreign governments or central
                         banks, or by currency controls or political
                         developments. FISH: Series C and FISH: Series R will
                         ordinarily hedge at least 75% of exposure to foreign
                         currency to reduce these risks. See "Foreign Currency
                         Transactions."

FOREIGN CURRENCY         The Porfolios may engage in foreign currency
TRANSACTIONS             transactions on a spot (cash) basis, and enter into
                         forward foreign currency exchange contracts and invest
                         in foreign currency futures contracts and options on
                         foreign currencies and futures. A forward foreign
                         currency exchange contract, which involves an
                         obligation to purchase or sell a specific currency at a
                         future date at a price set at the time of the contract,
                         reduces a Portfolio's exposure to changes in the value
                         of the currency it will deliver and increases its
                         exposure to changes in the value of the currency it
                         will receive for the duration of the contract. The
                         effect on the value of a Portfolio is similar to
                         selling securities denominated in one currency and
                         purchasing securities denominated in another currency.
                         A contract to sell foreign currency would limit any
                         potential gain which might be realized if the value of
                         the hedged currency increases. The Portfolios may enter
                         into these contracts to hedge against foreign exchange
                         risk, to increase exposure to a foreign currency or to
                         shift exposure to foreign currency fluctuations from
                         one currency to another. In particular, FISH: Series R
                         will ordinarily hedge at least 75% of its exposure to
                         foreign currency. Nonetheless, suitable hedging
                         transactions may not be available in all circumstances,
                         and there can be no assurance that a Portfolio will
                         engage in such transactions at any given time or from
                         time to time. Also, such transactions may not be
                         successful and may eliminate any chance for a Portfolio
                         to benefit from favorable fluctuations in relevant
                         foreign currencies. The Portfolios may use one currency
                         (or a basket of currencies) to hedge against adverse
                         changes in the value of another currency (or basket of
                         currencies) when exchange rates between the two
                         currencies are positively correlated. The Portfolios
                         will designate assets determined to be liquid by PIMCO
                         to cover its obligations under forward foreign currency
                         exchange contracts entered into for non-hedging
                         purposes.

HIGH YIELD SECURITIES    Securities rated lower than Baa by Moody's or lower
                         than BBB by S&P are sometimes referred to as "high
                         yield" securities or "junk bonds". Investing in high
                         yield securities involves special risks in addition to
                         the risks associated with investments in higher-rated
                         fixed income securities. While offering a greater
                         potential opportunity for capital appreciation and
                         higher yields, high yield securities typically entail
                         greater potential price volatility and may be less
                         liquid than higher-rated securities. High yield
                         securities may be regarded as predominantly speculative
                         with respect to the issuer's continuing ability to meet
                         principal and interest payments. They may also be more
                         susceptible to real or perceived adverse economic and
                         competitive industry conditions than higher-rated
                         securities. Securities in the lowest investment grade
                         categories may also be considered to have speculative
                         characteristics by certain ratings agencies. FISH:
                         Series R may invest up to 20% of its assets in
                         high-yield securities.

CREDIT RATINGS AND       Rating agencies are private services that provide
UNRATED SECURITIES       ratings of the credit quality of fixed income
                         securities, including convertible securities. Appendix
                         A to this Prospectus describes the various ratings
                         assigned to fixed income securities by Moody's and S&P.
                         Ratings assigned by a rating agency are not absolute
                         standards of credit quality and do not evaluate market
                         risks. Rating agencies may fail to make timely changes
                         in credit ratings, and an issuer's current financial
                         condition may be better or worse than a rating
                         indicates. A Portfolio will not necessarily sell a
                         security when its rating is reduced below its rating at
                         the time of purchase. PIMCO does not rely solely on
                         credit ratings, and develops its own analysis of issuer
                         credit quality.

                         A Portfolio may purchase unrated securities (which are
                         not rated by a rating agency) if PIMCO determines that
                         the security is of comparable quality to a rated
                         security that the Portfolio may purchase. Unrated
                         securities may be less liquid than comparable rated
                         securities and involve the risk that PIMCO may not
                         accurately evaluate the security's comparative credit
                         rating. Analysis of the creditworthiness of issuers of
                         high yield securities may be more complex than for
                         issuers of higher-quality fixed income securities. To
                         the extent that the Portfolio invests in high yield
                         and/or unrated securities, the Portfolio's success in
                         achieving its investment objective may depend more
                         heavily on the analysis of creditworthiness by PIMCO
                         than if the Portfolio invested exclusively in
                         higher-quality and rated securities.

22 FISH: Series C, FISH: Series M and FISH Series R

DERIVATIVES              Each Portfolio may, but is not required to, invest some
                         or all of its assets in derivative instruments for risk
                         management purposes or as part of its investment
                         strategies. Generally, derivatives are financial
                         contracts whose value depends upon, or is derived from,
                         the value of an underlying asset, reference rate or
                         index, and may relate to stocks, fixed income
                         securities, interest rates, currencies or currency
                         exchange rates, commodities, real estate and other
                         assets, and related indicies. Examples of derivative
                         instruments include options contracts, futures
                         contracts, options on futures contracts and swap
                         agreements (including, but not limited to, credit
                         default swaps). PIMCO may decide not to employ any of
                         these strategies, and there is no assurance that any
                         derivatives strategy used by a Portfolio will succeed.
                         A description of these and other derivative instruments
                         that the Portfolios may use are described under
                         "Investment Objectives and Policies" in the Statement
                         of Additional Information.

                         A Portfolio's use of derivative instruments involves
                         risks different from, or possibly greater than, the
                         risks associated with investing directly in securities
                         and other more traditional investments. A description
                         of various risks associated with particular derivative
                         instruments is included in "Investment Objectives and
                         Policies" in the Statement of Additional Information.
                         The following provides a more general discussion of
                         important risk factors relating to all derivative
                         instruments that may be used by the Portfolios.

                         Management Risk Derivative products are highly
                         specialized instruments that require investment
                         techniques and risk analyses different from those
                         associated with stocks and bonds. The use of a
                         derivative requires an understanding not only of the
                         underlying instrument but also of the derivative
                         itself, without the benefit of observing the
                         performance of the derivative under all possible market
                         conditions.

                         Credit Risk The use of a derivative instrument involves
                         the risk that a loss may be sustained as a result of
                         the failure of another party to the contract (usually
                         referred to as a "counterparty") to make required
                         payments or otherwise comply with the contract's terms.
                         Additionally, credit default swaps could result in
                         losses if a Portfolio does not correctly evaluate the
                         creditworthiness of the company on which the credit
                         default swap is based.

                         Liquidity Risk Liquidity risk exists when a particular
                         derivative instrument is difficult to purchase or sell.
                         If a derivative transaction is particularly large or if
                         the relevant market is illiquid (as is the case with
                         many privately negotiated derivatives), it may not be
                         possible to initiate a transaction or liquidate a
                         position at an advantageous time or price.

                         Leverage Risk Because many derivatives have a leverage
                         component, adverse changes in the value or level of the
                         underlying asset, reference rate or index can result in
                         a loss substantially greater than the amount invested
                         in the derivative itself. Certain derivatives have the
                         potential for unlimited loss, regardless of the size of
                         the initial investment. When a Portfolio uses
                         derivatives for leverage, investments in that Portfolio
                         will tend to be more volatile, resulting in larger
                         gains or losses in response to market changes. To limit
                         leverage risk, each Portfolio will segregate assets
                         determined to be liquid by PIMCO in accordance with
                         procedures established by the Board of Trustees (or, as
                         permitted by applicable regulation, enter into certain
                         offsetting positions) to cover its obligations under
                         derivative instruments.

                         Lack of Availability Because the markets for certain
                         derivative instruments (including markets located in
                         foreign countries) are relatively new and still
                         developing, suitable derivatives transactions may not
                         be available in all circumstances for risk management
                         or other purposes. There is no assurance that a
                         Portfolio will engage in derivatives transactions at
                         any time or from time to time. A Portfolio's ability to
                         use derivatives may also be limited by certain
                         regulatory and tax considerations.

                         Market and Other Risks Like most other investments,
                         derivative instruments are subject to the risk that the
                         market value of the instrument will change in a way
                         detrimental to a Portfolio's interest. If PIMCO
                         incorrectly forecasts the values of securities,
                         currencies or interest rates or other economic factors
                         in using derivatives for a Portfolio, the Portfolio
                         might have been in a better position if it had not
                         entered into the transaction at all. While some
                         strategies involving derivative instruments can reduce
                         the risk of loss, they can also reduce the opportunity
                         for gain or even result in losses by offsetting
                         favorable price movements in other Portfolio
                         investments. A Portfolio may also have to buy or sell a
                         security at a disadvantageous time or price because the
                         Portfolio is legally required to maintain offsetting
                         positions or asset coverage in connection with certain
                         derivatives transactions.

                         Other risks in using derivatives include the risk of
                         mispricing or improper valuation of derivatives, the
                         risk of ambiguous documentation and the inability of
                         derivatives to correlate perfectly with underlying
                         assets, rates and indexes. Many derivatives, in
                         particular privately negotiated derivatives, are
                         complex and often valued subjectively. Improper
                         valuations can result in increased cash payment
                         requirements to counterparties or a loss of value to a

                                                                   Prospectus 23

                         Portfolio. Also, the value of derivatives may not
                         correlate perfectly, or at all, with the value of the
                         assets, reference rates or indexes they are designed to
                         closely track. In addition, a Portfolio's use of
                         derivatives may cause the Portfolio to realize higher
                         amounts of short-term capital gains (generally taxed at
                         ordinary income tax rates) than if the Portfolio had
                         not used such instruments.

CONVERTIBLE SECURITIES   Each Portfolio may invest in convertible securities.
AND EQUITY SECURITIES    Convertible securities are generally preferred stocks
                         and other securities, including fixed income securities
                         and warrants, that are convertible into or exercisable
                         for common stock at a stated price or rate. The price
                         of a convertible security will normally vary in some
                         proportion to changes in the price of the underlying
                         common stock because of this conversion or exercise
                         feature. However, the value of a convertible security
                         may not increase or decrease as rapidly as the
                         underlying common stock. A convertible security will
                         normally also provide income and is subject to interest
                         rate risk. Convertible securities may be lower-rated
                         securities subject to greater levels of credit risk. A
                         Portfolio may be forced to convert a security before it
                         would otherwise choose, which may have an adverse
                         effect on the Portfolio's ability to achieve its
                         investment objective.

                         While the Portfolios intend to invest principally in
                         fixed income securities, each may invest in convertible
                         securities or equity securities. While some countries
                         or companies may be regarded as favorable investments,
                         pure fixed income opportunities may be unattractive or
                         limited due to insufficient supply, or legal or
                         technical restrictions. In such cases, a Portfolio may
                         consider equity securities or convertible securities to
                         gain exposure to such investments.

                         Equity securities generally have greater price
                         volatility than fixed income securities. The market
                         price of equity securities owned by a Portfolio may go
                         up or down, sometimes rapidly or unpredictably. Equity
                         securities may decline in value due to factors
                         affecting equity securities markets generally or
                         particular industries represented in those markets. The
                         value of an equity security may also decline for a
                         number of reasons that directly relate to the issuer,
                         such as management performance, financial leverage, and
                         reduced demand for the issuer's goods or services.

MUNICIPAL BONDS          Municipal bonds are generally issued by states and
                         local governments and their agencies, authorities and
                         other instrumentalities. Municipal bonds are subject to
                         interest rate, credit and market risk. The ability of
                         an issuer to make payments could be affected by
                         litigation, legislation or other political events or
                         the bankruptcy of the issuer. Lower rated municipal
                         bonds are subject to greater credit and market risk
                         than higher quality municipal bonds. The types of
                         municipal bonds in which the Portfolios may invest
                         include municipal lease obligations.

                         The Portfolios may also invest in securities issued by
                         entities whose underlying assets are municipal bonds.
                         The Portfolios may invest in residual interest bonds,
                         which are created by depositing municipal securities in
                         a trust and dividing the income stream of an underlying
                         municipal bond in two parts, one, a variable rate
                         security and the other, a residual interest bond. The
                         interest rate for the variable rate security is
                         determined by an index or an auction process held
                         approximately every 7 to 35 days, while the residual
                         interest bond holder receives the balance of the income
                         from the underlying municipal bond less an auction fee.
                         The market prices of residual interest bonds may be
                         highly sensitive to changes in market rates and may
                         decrease significantly when market rates increase.

LOAN PARTICIPATIONS      The Portfolios may invest in fixed-rate and
AND ASSIGNMENTS          floating-rate loans, which investments generally will
                         be in the form of loan participations and assignments
                         of portions of such loans. Participations and
                         assignments involve special types of risk, including
                         credit risk, interest rate risk, liquidity risk, and
                         the risks of being a lender. If the Portfolio purchases
                         a participation, it may only be able to enforce its
                         rights through the lender, and may assume the credit
                         risk of the lender in addition to the borrower.

DELAYED FUNDING          The Portfolios may also enter into, or acquire
LOANS AND REVOLVING      participations in, delayed funding loans and revolving
CREDIT FACILITIES        credit facilities, in which a lender agrees to make
                         loans up to a maximum amount upon demand by the
                         borrower during a specified term. These commitments may
                         have the effect of requiring the Portfolio to increase
                         its investment in a company at a time when it might not
                         otherwise decide to do so (including at a time when the
                         company's financial condition makes it unlikely that
                         such amounts will be repaid). To the extent that the
                         Portfolio is committed to advance additional funds, it
                         will designate assets determined to be liquid by PIMCO
                         in accordance with procedures established by the Board
                         of Trustees in an amount sufficient to meet such
                         commitments. Delayed funding loans and revolving credit
                         facilities are subject to credit, interest rate and
                         liquidity risk and the risks of being a lender.

LOANS OF PORTFOLIO       For the purpose of achieving income, each Portfolio may
SECURITIES               lend its portfolio securities to brokers, dealers, and
                         other financial institutions, provided that a number of
                         conditions are satisfied, including that the loan be
                         fully collateralized. Please see "Investment Objectives
                         and Policies" in the Statement of Additional
                         Information for details.

24 FISH: Series C, FISH: Series M and FISH Series R

                         When a Portfolio lends portfolio securities, its
                         investment performance will continue to reflect changes
                         in the value of the securities loaned, and the
                         Portfolio will also receive a fee or interest on the
                         collateral. Securities lending involves the risk of
                         loss of rights in the collateral or delay in recovery
                         of the collateral if the borrower fails to return the
                         security loaned or becomes insolvent. A Portfolio may
                         pay lending fees to a party arranging the loan.

SHORT SALES              Each Portfolio may make short sales as part of its
                         overall portfolio management strategies or to offset a
                         potential decline in value of a security. A short sale
                         involves the sale of a security that is borrowed from a
                         broker or other institution to complete the sale. Short
                         sales expose a Portfolio to the risk that it will be
                         required to acquire, convert or exchange securities to
                         replace the borrowed securities (also known as
                         "covering" the short position) at a time when the
                         securities sold short have appreciated in value, thus
                         resulting in a loss to the Portfolio. A Portfolio
                         making a short sale (other than a "short sale against
                         the box") must segregate assets determined to be liquid
                         by PIMCO in accordance with procedures established by
                         the Board of Trustees or otherwise cover its position
                         in a permissible manner. A short sale is "against the
                         box" to the extent that a Portfolio contemporaneously
                         owns, or has the right to obtain at no added cost,
                         securities identical to those sold short.

WHEN-ISSUED, DELAYED     Each Portfolio may purchase securities which it is
DELIVERY AND FORWARD     eligible to purchase on a when-issued basis, may
COMMITMENT               purchase and sell such securities for delayed delivery
TRANSACTIONS             and may make contracts to purchase such securities for
                         a fixed price at a future date beyond normal settlement
                         time (forward commitments). When-issued transactions,
                         delayed delivery purchases and forward commitments
                         involve a risk of loss if the value of the securities
                         declines prior to the settlement date. This risk is in
                         addition to the risk that the Portfolio's other assets
                         will decline in value. Therefore, these transactions
                         may result in a form of leverage and increase a
                         Portfolio's overall investment exposure. Typically, no
                         income accrues on securities a Portfolio has committed
                         to purchase prior to the time delivery of the
                         securities is made, although a Portfolio may earn
                         income on securities it has designated to cover these
                         positions.

REPURCHASE               Each Portfolio may enter into repurchase agreements, in
AGREEMENTS               which the Portfolio purchases a security from a bank or
                         broker-dealer that agrees to repurchase the security at
                         the Portfolio's cost plus interest within a specified
                         time. If the party agreeing to repurchase should
                         default, the Portfolio will seek to sell the securities
                         which it holds. This could involve procedural costs or
                         delays in addition to a loss on the securities if their
                         value should fall below their repurchase price.
                         Repurchase agreements maturing in more than seven days
                         are considered illiquid securities.

REVERSE REPURCHASE      Each Portfolio may enter into reverse repurchase
AGREEMENTS, DOLLAR      agreements and dollar rolls, subject to the Portfolio's
ROLLS AND OTHER         limitations on borrowings. A reverse repurchase
BORROWINGS              agreement or dollar roll involves the sale of a
                        security by a Portfolio and its agreement to repurchase
                        the instrument at a specified time and price, and may
                        be considered a form of borrowing for some purposes. A
                        Portfolio will segregate assets determined to be liquid
                        by PIMCO or otherwise cover its obligations under
                        reverse repurchase agreements, dollar rolls or other
                        borrowings. A Portfolio also may borrow money for
                        investment purposes subject to any policies of the
                        Portfolio currently described in this Prospectus or in
                        the Portfolio's Statement of Additional Information.
                        Reverse repurchase agreements, dollar rolls and other
                        forms of borrowings may create leveraging risk for a
                        Portfolio.

EVENT-LINKED            Each Portfolio may obtain event-linked exposure by
EXPOSURE                investing in "event-linked bonds," "event-linked swaps"
                        or implement "event-linked strategies." Event-linked
                        exposure results in gains or losses that typically are
                        contingent, or formulaically related to defined trigger
                        events. Examples of trigger events include hurricanes,
                        earthquakes, weather- related phenomena, or statistics
                        relating to such events. Some event-linked bonds are
                        commonly referred to as "catastrophe bonds." If a
                        trigger event occurs, a Portfolio may lose a portion or
                        all of its principal invested in the bond or notional
                        amount on a swap. Event-linked exposure often provides
                        for an extension of maturity to process and audit loss
                        claims where a trigger event has, or possibly has,
                        occurred. An extension of maturity may increase
                        volatility. Event- linked exposure may also expose the
                        Portfolio to certain unanticipated risks including
                        credit risk, counterpar adverse regulatory or
                        jurisdictional interpretations, and adverse tax
                        consequences. Event-linked exposure may subject to
                        liquidity risk.

PORTFOLIO TURNOVER       The length of time a Portfolio has held a particular
                         security is not generally a consideration in investment
                         decisions. A change in the securities held by a
                         Portfolio is known as "portfolio turnover." Each
                         Portfolio may engage in frequent and active trading of
                         portfolio securities to achieve its investment
                         objective, particularly during periods of volatile
                         market movements. High portfolio turnover (e.g., over
                         100%) involves correspondingly greater expenses to a
                         Portfolio, including brokerage commissions or dealer
                         mark-ups and other transaction costs on the sale of
                         securities and reinvestments in other securities. Such
                         sales may also result in realization of taxable capital
                         gains, including short-term capital gains (which are
                         generally taxed at ordinary income tax rates). The
                         trading costs and tax effects associated with portfolio
                         turnover may adversely affect a Portfolio's
                         performance.

                                                                   Prospectus 25

ILLIQUID SECURITIES      Each Portfolio may invest up to 15% of its net assets
                         in illiquid securities. Certain illiquid securities may
                         require pricing at fair value as determined in good
                         faith under the supervision of the Board of Trustees.
                         PIMCO may be subject to significant delays in disposing
                         of illiquid securities, and transactions in illiquid
                         securities may entail registration expenses and other
                         transaction costs that are higher than those for
                         transactions in liquid securities. The term "illiquid
                         securities" for this purpose means securities that
                         cannot be disposed of within seven days in the ordinary
                         course of business at approximately the amount at which
                         a Portfolio has valued the securities. Restricted
                         securities, i.e., securities subject to legal or
                         contractual restrictions on resale, may be illiquid.
                         However, some restricted securities (such as securities
                         issued pursuant to Rule 144A under the Securities Act
                         of 1933 and certain commercial paper) may be treated as
                         liquid, although they may be less liquid than
                         registered securities traded on established secondary
                         markets.

REAL ESTATE              REITs are pooled investment vehicles that own, and
INVESTMENT TRUSTS        usually operate, income-producing real estate. Some
(REITS)                  REITs also finance real estate. If a REIT meets certain
                         requirements, including distributing to shareholders
                         substantially all of its taxable income (other than net
                         capital gains), then it is not taxed on the income
                         distributed to shareholders. Therefore, REITs tend to
                         pay higher dividends than other issuers.

                         REITs can be divided into three basic types: Equity
                         REITs, Mortgage REITs and Hybrid REITs. Equity REITs
                         invest the majority of their assets directly in real
                         property. They derive their income primarily from rents
                         received and any profits on the sale of their
                         properties. Mortgage REITs invest the majority of their
                         assets in real estate mortgages and derive most of
                         their income from mortgage interest payments. As their
                         name suggests, Hybrid REITs combine characteristics of
                         both Equity REITs and Mortgage REITs.

                         An investment in a REIT, or in a real-estate linked
                         derivative instrument linked to the value of a REIT, is
                         subject to the risks that impact the value of the
                         underlying properties of the REIT. These risks include
                         loss to casualty or condemnation, and changes in supply
                         and demand, interest rates, zoning laws, regulatory
                         limitations on rents, property taxes and operating
                         expenses. Other factors that may adversely affect REITs
                         include poor performance by management of the REIT,
                         changes to the tax laws, or failure by the REIT to
                         qualify for tax-free distribution of income. REITs are
                         also subject to default by borrowers and self-
                         liquidation and are heavily dependent on cash flow.
                         Some REITs lack diversification because they invest in
                         a limited number of properties, a narrow geographic
                         area, or a single type of property. Mortgage REITs may
                         be impacted by the quality of the credit extended.

INVESTMENT IN OTHER      Each Portfolio may invest up to 10% of its total assets
INVESTMENT COMPANIES     in securities of other investment companies, such as
                         open-end or closed-end management investment companies,
                         or in pooled accounts or other investment vehicles
                         which invest in foreign markets. As a shareholder of an
                         investment company, a Portfolio may indirectly bear
                         service and other fees which are in addition to the
                         fees the Portfolio pays its service providers.

                         Subject to the restrictions and limitations of the
                         Investment Company Act of 1940, each Portfolio may
                         elect to pursue its investment objectives either by
                         investing directly in securities or by investing in one
                         or more underlying investment vehicles or companies
                         that have substantially similar investment objectives,
                         policies and limitations as the Portfolio. The
                         Portfolios may also invest in exchange traded funds,
                         subject to the restrictions and limitations in the
                         Investment Company Act of 1940.

TEMPORARY DEFENSIVE      For temporary or defensive purposes, each Portfolio may
STRATEGIES               invest without limit in U.S. debt securities, including
                         short term money market securities, when PIMCO deems it
                         appropriate to do so. When a Portfolio engages in such
                         strategies, it may not achieve its investment
                         objective.

CHANGES IN               The investment objective of each Portfolio is
INVESTMENT OBJECTIVES    non-fundamental and may be changed by the Board of
AND POLICIES             Trustees without the approval of the shareholders
                         investing in the Portfolio. Unless otherwise stated,
                         all other investment policies of the Portfolios may be
                         changed by the Board of Trustees without the approval
                         of the shareholders.

PERCENTAGE INVESTMENT    Unless otherwise stated, all percentage limitations on
LIMITATIONS              Portfolio investments listed in this Prospectus will
                         apply at the time of investment. A Portfolio would not
                         violate these limitations unless an excess or
                         deficiency were to occur or exist immediately after and
                         as a result of an investment.

OTHER INVESTMENTS        The Portfolios may invest in other types of securities
AND TECHNIQUES           and use a variety of investment techniques and
                         strategies which are not described in this Prospectus.
                         These securities and techniques may subject the
                         Portfolios to additional risks. Please see the
                         Statement of Additional Information for additional
                         information about the securities and investment
                         techniques described in this Prospectus and about
                         additional securities and techniques that may be used
                         by the Portfolios.

26 FISH: Series C, FISH: Series M and FISH Series R

Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of each Portfolio since it commenced operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by
PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are included in the annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from PAD at the number on the back of this prospectus.

                                                                                                                    For the period
                                                        Year Ended     Year Ended     Year Ended    Year Ended     March 17, 2000*
                                                       October 31,    October 31,    October 31,   October 31,             through
SERIES C                                                      2004           2003           2002          2001    October 31, 2000
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                       $10.51         $11.35        $10.12              $10.00
INVESTMENT OPERATIONS
Net investment income                                                        0.71           0.73          0.75                0.45
Net realized and unrealized gain (loss) on investments,
futures contracts, options written, swaps and foreign
currency transactions                                                        1.16         (0.62)          1.31                0.12
Total from investment operations                                             1.87           0.11          2.06                0.57

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                      (0.71)         (0.72)        (0.75)              (0.45)
Net realized gains                                                         (0.05)         (0.23)        (0.08)                   --
Total dividends and distributions to shareholders                          (0.76)         (0.95)        (0.83)              (0.45)
Net asset value, end of period                                             $11.62         $10.51        $11.35              $10.12

TOTAL INVESTMENT RETURN (1)                                                18.16%          1.06%        21.09%               5.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                                        $374,097       $205,881       $51,541             $10,396
Ratio of expenses to average net assets                                     0.00%          0.00%         0.00%           0.00% (2)
Ratio of net investment income to average net assets                        6.11%          6.78%         6.53%            7.04%(2)
Portfolio Turnover                                                           297%           332%          605%                547%

SERIES M
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                       $11.75         $11.53        $10.45              $10.00
INVESTMENT OPERATIONS
Net investment income                                                        0.51           0.52          0.69                0.45
Net realized and unrealized gain on investments,
futures contracts and options written                                        0.23           0.62          1.26                0.45
Total from investment operations                                             0.74           1.14          1.95                0.90

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                      (0.51)         (0.52)        (0.69)              (0.45)
Net realized gains                                                         (0.50)         (0.40)        (0.18)                   --
Total dividends and distributions to shareholders                          (1.01)         (0.92)        (0.87)              (0.45)
Net asset value, end of period                                             $11.48         $11.75        $11.53              $10.45

TOTAL INVESTMENT RETURN (1)                                                 6.67%         10.65%        19.49%               9.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                                        $368,612       $215,803       $51,574             $10,597
Ratio of expenses to average net assets                                     0.00%          0.00%         0.00%            0.00%(2)
Ratio of net investment income to average net assets                        4.43%          4.54%         5.65%            7.00%(2)
Portfolio Turnover                                                           750%           722%          870%                930%
------------------------------------------------------------------------------------------------------------------------------------

*   Commencement of operations.
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Annualized.

                                                                   Prospectus 27

Financial Highlights (continued)

                                                                                        For the period
                                                                                       April 15, 2004*
                                                                                               through
SERIES R                                                                              October 31, 2004
--------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                                   $

INVESTMENT OPERATIONS
Net investment income
Net realized and unrealized gain (loss) on investments,
futures contracts, options written, swaps and foreign currency transactions
Total from investment operations

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Net realized gains
Total dividends and distributions to shareholders
Net asset value, end of period

TOTAL INVESTMENT RETURN (1)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio Turnover
--------------------------------------------------------------------------------------------------------

*   Commencement of operations.
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Annualized.

28 FISH: Series C, FISH: Series M and FISH Series R

                         Appendix A

DESCRIPTION OF           A Portfolio's investments may range in quality from
SECURITIES RATINGS       A Portfolio's investments may range in quality from
                         securities in the lowest category in which the
                         Portfolio is permitted to invest to securities rated in
                         the highest category (as rated by Moody's or S&P or, if
                         unrated, determined by PIMCO to be of comparable
                         quality). The percentage of a Portfolio's assets
                         invested in securities in a particular rating category
                         will vary. The following terms are generally used to
                         describe the credit quality of fixed income securities.

                         HIGH QUALITY DEBT SECURITIES are those rated in one of
                         the two highest rating categories (the highest category
                         for commercial paper) or, if unrated, deemed comparable
                         by PIMCO.

                         INVESTMENT GRADE DEBT SECURITIES are those rated in one
                         of the four highest rating categories or, if unrated,
                         deemed comparable by PIMCO.

                         BELOW INVESTMENT GRADE, HIGH YIELD SECURITIES ("JUNK
                         BONDS") are those rated lower than Baa by Moody's or
                         BBB by S&P and comparable securities. They are deemed
                         to be predominately speculative with respect to the
                         issuer's ability to repay principal and interest.

                         Following is a description of Moody's and S&P's rating
                         categories applicable to fixed income securities.

                         MOODY'S INVESTORS SERVICE, INC.
                         MOODY'S LONG-TERM RATINGS: BONDS AND PREFERRED STOCK
                         Aaa: Bonds which are rated Aaa are judged to be of the
                         best quality. They carry the smallest degree of
                         investment risk and are generally referred to as "gilt
                         edge." Interest payments are protected by a large or by
                         an exceptionally stable margin and principal is secure.
                         While the various protective elements are likely to
                         change, such changes as can be visualized are most
                         unlikely to impair the fundamentally strong position of
                         such issues.

                         Aa: Bonds which are rated Aa are judged to be of high
                         quality by all standards. Together with the Aaa group
                         they comprise what are generally known as high-grade
                         bonds. They are rated lower than the best bonds because
                         margins of protection may not be as large as in Aaa
                         securities or fluctuation of protective elements may be
                         of greater amplitude or there may be other elements
                         present that make the long-term risks appear somewhat
                         larger than with Aaa securities.

                         A: Bonds which are rated A possess many favorable
                         investment attributes and are to be considered as
                         upper-medium- grade obligations. Factors giving
                         security to principal and interest are considered
                         adequate but elements may be present that suggest a
                         susceptibility to impairment sometime in the future.

                         Baa: Bonds which are rated Baa are considered as
                         medium-grade obligations (i.e., they are neither highly
                         protected nor poorly secured). Interest payments and
                         principal security appear adequate for the present but
                         certain protective elements may be lacking or may be
                         characteristically unreliable over any great length of
                         time. Such bonds lack outstanding investment
                         characteristics and in fact have speculative
                         characteristics as well.

                         Ba: Bonds which are rated Ba are judged to have
                         speculative elements; their future cannot be considered
                         as well- assured. Often the protection of interest and
                         principal payments may be very moderate and thereby not
                         well safeguarded during both good and bad times over
                         the future. Uncertainty of position characterizes bonds
                         in this class.

                         B: Bonds which are rated B generally lack
                         characteristics of a desirable investment. Assurance of
                         interest and principal payments or of maintenance of
                         other terms of the contract over any long period of
                         time may be small.

                         Caa: Bonds which are rated Caa are of poor standing.
                         Such issues may be in default or there may be present
                         elements of danger with respect to principal or
                         interest.

                         Ca: Bonds which are rated Ca represent obligations
                         which are speculative in a high degree. Such issues are
                         often in default or have other marked shortcomings.

                         C: Bonds which are rated C are the lowest rated class
                         of bonds and issues so rated can be regarded as having
                         extremely poor prospects of ever attaining any real
                         investment standing.

                                                                   Prospectus 29

                         Moody's applies numerical modifiers, 1, 2 and 3 in each
                         generic rating classified from Aa through B in its
                         corporate bond rating system. The modifier 1 indicates
                         that the security ranks in the higher end of its
                         generic rating category; the modifier 2 indicated a
                         mid-range ranking; and the modifier 3 indicates that
                         the issue ranks in the lower end of its generic rating
                         category.

                         CORPORATE SHORT-TERM DEBT RATINGS.
                         Moody's short-term debt ratings are opinions of the
                         ability of issuers to repay punctually senior debt
                         obligations which have an original maturity not
                         exceeding one year. Obligations relying upon support
                         mechanisms such as letters of credit and bonds of
                         indemnity are excluded unless explicitly rated.

                         Moody's employs the following three designations, all
                         judged to be investment grade, to indicate the relative
                         repayment ability of rated issuers:

                         PRIME-1: Issuers rated Prime-1 (or supporting
                         institutions) have a superior ability for repayment of
                         senior short-term debt obligations. Prime-1 repayment
                         ability will often be evidenced by many of the
                         following characteristics: leading market positions in
                         well-established industries, high rates of return on
                         funds employed; conservative capitalization structure
                         with moderate reliance on debt and ample asset charges
                         and high internal cash generation; and well-established
                         access to a range of financial markets and assured
                         sources of alternate liquidity.

                         PRIME-2: Issuers rated Prime-2 (or supporting
                         institutions) have a strong ability for repayment of
                         senior short-term debt obligations. This will normally
                         be evidenced by many of the characteristics cited above
                         but to a lesser degree. Earnings trends and coverage
                         ratios, while sound, may be more subject to variation.
                         Capitalization characteristics, while still
                         appropriate, may be more affected by external
                         conditions. Ample alternate liquidity is maintained.

                         PRIME-3: Issuers rated Prime-3 (or supporting
                         institutions) have an acceptable ability for repayment
                         of senior short- term obligations. The effect of
                         industry characteristics and market compositions may be
                         more pronounced. Variability in earnings and
                         profitability may result in changes in the level of
                         debt protection measurements and may require relatively
                         high financial leverage. Adequate alternate liquidity
                         is maintained.

                         NOT PRIME: Issuers rated Not Prime do not fall within
                         any of the Prime rating categories.

                         SHORT-TERM MUNICIPAL BOND RATINGS
                         There are three rating categories for short-term
                         municipal bonds that define an investment grade
                         situation, which are listed below. In the case of
                         variable rate demand obligations (VRDOs), a
                         two-component rating is assigned. The first element
                         represents an evaluation of the degree of risk
                         associated with scheduled principal and interest
                         payments, and the other represents an evaluation of the
                         degree of risk associated with the demand feature. The
                         short-term rating assigned to the demand feature of
                         VRDOs is designated as VMIG. When either the long-or
                         short-term aspect of a VRDO is not rated, that piece is
                         designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings
                         terminate at the retirement of the obligation while
                         VMIG rating expiration will be a function of each
                         issue's specific structural or credit features.

                         MIG 1/VMIG 1: This designation denotes superior
                         quality. There is present strong protection by
                         established cash flows, superior liquidity support or
                         demonstrated broad-based access to the market for
                         refinancing.

                         MIG 2/VMIG 2: This designation denotes strong quality.
                         Margins of protection are ample although not so large
                         as in the preceding group.

                         MIG 3/VMIG3: This designation denotes acceptable
                         quality. All security elements are accounted for but
                         there is lacking the undeniable strength of the
                         preceding grades. Liquidity and cash flow protection
                         may be narrow and market access for refinancing is
                         likely to be less well established.

                         SG: This designation denotes speculative quality. Debt
                         instruments in this category lack margins of
                         protection.

30 FISH: Series C, FISH: Series M and FISH: Series R

                         STANDARD & POOR'S RATINGS SERVICES
                         CORPORATE AND MUNICIPAL BOND RATINGS

                         INVESTMENT GRADE. AAA: Debt rated AAA has the highest
                         rating assigned by S&P. Capacity to pay interest and
                         repay principal is extremely strong.

                         AA: Debt rated AA has a very strong capacity to pay
                         interest and repay principal and differs from the
                         highest rated issues only in small degree.

                         A: Debt rated A has a strong capacity to pay interest
                         and repay principal although it is somewhat more
                         susceptible to the adverse effects of changes in
                         circumstances and economic conditions that debt in
                         higher rated categories.

                         BBB: Debt rated BBB is regarded as having an adequate
                         capacity to pay interest and repay principal. Whereas
                         it normally exhibits adequate protection parameters,
                         adverse economic conditions, or changing circumstances
                         are more likely to lead to a weakened capacity to pay
                         interest and repay principal for debt in this category
                         than in higher-rated categories.

                         SPECULATIVE GRADE. Debt rated BB, B, CCC, CC, and C is
                         regarded as having predominantly speculative
                         characteristics with respect to capacity to pay
                         interest and repay principal. BB indicates the least
                         degree of speculation and C the highest. While such
                         debt will likely have some quality and protective
                         characteristics, these are outweighed by large
                         uncertainties or major exposures to adverse conditions.

                         BB: Debt rated BB has less near-term vulnerability to
                         default than other speculative issues. However, it
                         faces major ongoing uncertainties or exposure to
                         adverse business, financial, or economic conditions
                         which could lead to inadequate capacity to meet timely
                         interest and principal payments. The BB rating category
                         is also used for debt subordinated to senior debt that
                         is assigned an actual or implied BBB-rating.

                         B: Debt rated B has a greater vulnerability to default
                         but currently has the capacity to meet interest
                         payments and principal repayments. Adverse business,
                         financial, or economic conditions will likely impair
                         capacity or willingness to pay interest and repay
                         principal. The B rating category is also used for debt
                         subordinated to senior debt that is assigned an actual
                         or implied BB or BB-rating.

                         CCC: Debt rated CCC has a currently identifiable
                         vulnerability to default and is dependent upon
                         favorable business, financial, and economic conditions
                         to meet timely payment of interest and repayment of
                         principal. In the event of adverse business, financial
                         or economic conditions, it is not likely to have the
                         capacity to pay interest and repay principal. The CCC
                         rating category is also used for debt subordinated to
                         senior debt that is assigned an actual or implied B or
                         B- rating.

                         CC: The rating CC is typically applied to debt
                         subordinated to senior debt that is assigned an actual
                         or implied CCC rating.

                         C: The rating C is typically applied to debt
                         subordinated to senior debt that is assigned an actual
                         or implied CCC-debt rating. The C rating may be used to
                         cover a situation where a bankruptcy petition has been
                         filed, but debt service payments are continued.

                         CI: The rating CI is reserved for income bonds on which
                         no interest is being paid.

                         D: Debt rated D is in payment default. The D rating
                         category is used when interest payments or principal
                         payments are not made on the date due even if the
                         applicable grace period has not expired, unless S&P
                         believes that such payments will be made during such
                         grace period. The D rating will also be used upon the
                         filing of a bankruptcy petition if debt service
                         payments are jeopardized.

                         Plus (+) or Minus (-): The ratings from AA to CCC may
                         be modified by the addition of a plus or minus sign to
                         show relative standing within the major rating
                         categories.

                         Provisional ratings: The letter "p" indicates that the
                         rating is provisional. A provisional rating assumes the
                         successful completion of the project being financed by
                         the debt being rated and indicates that payment of debt
                         service requirements is largely or entirely dependent
                         upon the successful and timely completion of the
                         project. This rating,

                                                                   Prospectus 31

                         however, while addressing credit quality subsequent to
                         completion of the project, makes no comment on the
                         likelihood of, or the risk of default upon failure of,
                         such completion. The investor should exercise his own
                         judgment with respect to such likelihood and risk.

                         r: The "r" is attached to highlight derivative, hybrid,
                         and certain other obligations that S&P believes may
                         experience high volatility or high variability in
                         expected returns due to non-credit risks. Examples of
                         such obligations are: securities whose principal or
                         interest return is indexed to equities, commodities, or
                         currencies: certain swaps and options; and
                         interest-only and principal-only mortgage securities.

                         The absence of an "r" symbol should not be taken as an
                         indication that an obligation will exhibit no
                         volatility or variability in total return.

                         N.R.: Not rated.

                         Debt obligations of issuers outside the United States
                         and its territories are rated on the same basis as
                         domestic corporate and municipal issues. The ratings
                         measure the creditworthiness of the obligor but do not
                         take into account currency exchange and related
                         uncertainties.

                         COMMERCIAL PAPER RATING DEFINITIONS. An S&P commercial
                         paper rating is a current assessment of the likelihood
                         of timely payment of debt having an original maturity
                         of no more than 365 days. Ratings are graded into
                         several categories, ranging from A for the highest
                         quality obligations to D for the lowest. These
                         categories are as follows:

                         A-1: This highest category indicates that the degree of
                         safety regarding timely payment is strong. Those issues
                         determined to possess extremely strong safety
                         characteristics are denoted with a plus sign (+)
                         designation.

                         A-2: Capacity for timely payment on issues with this
                         designation is satisfactory. However, the relative
                         degree of safety is not as high as for issues
                         designated A-1.

                         A-3: Issues carrying this designation have adequate
                         capacity for timely payment. They are, however, more
                         vulnerable to the adverse effects of changes in
                         circumstances than obligations carrying the higher
                         designations.

                         B: Issues rated B are regarded as having only
                         speculative capacity for timely payment.

                         C: This rating is assigned to a short-term debt
                         obligations with a doubtful capacity for payment.

                         D: Debt rated D is in payment default. The D rating
                         category is used when interest payments or principal
                         payments are not made on the date due, even if the
                         applicable grace period has not expired, unless S&P
                         believes that such payments will be made during such
                         grace period.

                         A commercial paper rating is not a recommendation to
                         purchase, sell or hold a security inasmuch as it does
                         not comment as to market price or suitability for a
                         particular investor. The ratings are based on current
                         information furnished to S&P by the issuer or obtained
                         from other sources it considers reliable. S&P does not
                         perform an audit in connection with any rating and may,
                         on occasion, rely on unaudited financial information.
                         The ratings may be changed, suspended, or withdrawn as
                         a result of changes in or unavailability of such
                         information.

32 FISH: Series C, FISH: Series M and FISH: Series R

FISH: Series C, FISH: Series M and FISH: Series R

INVESTMENT ADVISER
PA Fund Management LLC
1345 Avenue of Americas
New York, NY 10105

INVESTMENT SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

ADMINISTRATOR
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

DISTRIBUTOR
PA Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

CUSTODIAN
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

TRANSFER AGENT
Boston Financial Data Services
330 West 9th Street
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

TRUSTEES &PRINCIPAL OFFICERS
Robert E. Connor              Trustee
Paul Belica                   Trustee
Brian S. Shlissel             President & Chief Executive Officer
Newton B. Schott, Jr.         Vice President
Thomas J. Fuccillo            Secretary
Lawrence G. Altadonna         Treasurer
Youse Guia                    Chief Compliance Officer
Jennifer A. Patula            Assistant Secretary

The Portfolios' Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the
Portfolios. The SAI and the financial statements included in the Portfolios'
most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. In the Portfolios' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each
Portfolio's performance during its last fiscal year.

You may get free copies of the SAI and the annual or semi-annual report, request other information about a Portfolio, or make inquiries by calling PA
Distributors LLC at 1-800-426-0107.

You may review and copy information about the Portfolios, including their SAI, at the Securities and Exchange Commission's Public Reference Room in Washington,
D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Portfolios on the EDGAR Database on the Commission's
Internet site at HTTP://WWW.SEC.GOV. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Public Reference Section of the
Commission, Washington, D.C. 20549-0102. You may need to refer to the
Portfolios' file number under the Investment Company Act, which is 811-9721.

                      Investment Company Act file No. 811-9721.   Prospectus  33

--------------------------------------------------------------------------------
                                        This cover is not part of the Prospectus

                               FIXED INCOME SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                 [_______], 2005

         This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus of Fixed Income SHares (the
"Trust") for FISH Series C, Series M and Series R, dated [______], 2005 and as supplemented from time to time (the "Prospectus"). Through the one Prospectus, the Trust offers three series of shares: FISH: Series C, FISH: Series M and
FISH: Series R (each a "Portfolio").

         Audited financial statements for the Trust, as of October 31, 2004, including notes thereto, and the report of PricewaterhouseCoopers LLP are incorporated herein by reference from the Trust's Annual Report. Copies of the
Prospectus and Annual Report, which are incorporated by reference into (legally a part of) this Statement of Additional Information, may be obtained free of charge at the following address and telephone number:

                                            PA Distributors LLC
                                            2187 Atlantic Avenue
                                            Stamford, Connecticut 06902
                                            1-800-426-0107

                                                                            PAGE
                                                                            ----

                                    THE TRUST

         The Trust is an open-end management investment company ("mutual fund")
that currently consists of four series, three of which (FISH: Series C, FISH:
Series M and FISH: Series R) are non-diversified and one of which (Allianz
Dresdner Daily Asset Fund) is diversified. The Prospectus and this Statement of
Additional Information offer shares of FISH: Series C, FISH: Series M and FISH:
Series R (the "Portfolios") only. The shares of Allianz Dresdner Daily Asset
Fund and any other future series of the Trust are offered by one or more separate prospectuses and statements of additional information.

         The Trust was organized as a Massachusetts business trust on November
3, 1999.

                       INVESTMENT OBJECTIVES AND POLICIES

         In addition to the principal investment strategies and the principal risks of the Portfolios described in the Prospectus, each Portfolio may employ other investment practices and may be subject to additional risks which are described below. Certain strategies and/or risks described below may not apply to each Portfolio. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectus, by the investment restrictions under "Investment Restrictions" in this Statement of
Additional Information, or by applicable law, a Portfolio may engage in each of the practices described below.

         The Portfolios' investment adviser, PA Fund Management LLC, formerly known as PIMCO Advisors Fund Management LLC ("PAFM" or the "Adviser"), is
responsible for overseeing the Portfolios' sub-adviser and is responsible for certain of the Portfolios' business affairs. The Portfolios' sub-adviser,
Pacific Investment Management Company LLC ("PIMCO" or the "Sub-Adviser"), is
responsible for the day-to-day portfolio management of the Portfolios.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

         The Portfolios may invest in mortgage-related securities, and in other asset-backed securities (unrelated to mortgage loans) that are offered to investors currently or in the future. The FISH: Series M will ordinarily invest substantially all of its assets in these securities, while the FISH: Series C may invest up to 30% of its assets in these securities. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Portfolios invest may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. See "Mortgage Pass-Through Securities" below. The
Portfolios may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage
Obligations"), and in other types of mortgage-related and asset-backed securities.

         MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the
Government National Mortgage Association or "GNMA" are described as "modified pass-through." These securities entitle the

                                       1

holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.
To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

         Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan
Mortgage Corporation ("FHLMC")). The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is
authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the
Federal Housing Administration (the "FHA"), or guaranteed by the Department of
Veterans Affairs (the "VA").

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development.
FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers.
Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

         FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan
Banks and now owned entirely by private stockholders. FHLMC issues Participation
Certificates ("PCs") which represent interests in conventional mortgages from
FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.
Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the

                                       2

mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the Portfolios' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Portfolio may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub-Adviser determines that the securities meet the Portfolio's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Portfolio will not purchase mortgage-related securities or any other assets which in the Sub-Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Portfolio's net assets (taken at market value at the time of investment) will be invested in illiquid securities.

         Mortgage-related securities that are issued or guaranteed by the U.S.
Government, its agencies or instrumentalities, are not subject to a Portfolio's industry concentration restrictions, see "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Portfolios take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages
(including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA,
FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by
GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates
("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         FHLMC COLLATERALIZED MORTGAGE OBLIGATIONS. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the
CMOs are made semi-

                                       3

annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

         COMMERCIAL MORTGAGE-BACKED SECURITIES. Commercial Mortgage-Backed
Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

         OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S.
Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

         CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         The cash flow generated by the mortgage assets underlying a series of
CMOs is applied first to make required payments of principal and interest on the
CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other
Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Portfolio may fail to recoup fully its initial investment in a CMO residual.

                                       4

         CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers.
The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question.
In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933
Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid"
and subject to a Portfolio's limitations on investment in illiquid securities.

         Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the
U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or
"IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

         Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were developed fairly recently. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid"
and subject to a Portfolio's limitations on investment in illiquid securities.

         COLLATERALIZED DEBT OBLIGATIONS. The Portfolios may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

         For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

         The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Portfolio as illiquid securities. However, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry

                                       5

additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

         OTHER ASSET-BACKED SECURITIES. Similarly, the Adviser and Sub-Adviser
expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Portfolios.
Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM)
represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on
CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

         Consistent with their investment objectives and policies, the
Portfolios also may invest in other types of asset-backed securities.

INFLATION-INDEXED BONDS

         The Portfolios may invest in inflation-indexed bonds. The FISH: Series
R may invest a substantial portion of its assets in these securities.
Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the
Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

         Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S.
Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a
Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a
3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15
($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45
($1,030 times 1.5%).

         If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S. Treasury inflation-indexed bond, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. A Portfolio may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

                                       6

         The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.
Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

         While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

         The periodic adjustment of U.S. inflation-indexed bonds is tied to the
Consumer Price Index for All Urban Consumers ("CPI-U"), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics.
The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

         Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

BANK OBLIGATIONS

         Bank obligations in which the Portfolios may invest include certificates of deposit, bankers' acceptances, and fixed time deposits.
Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.
Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.
There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Portfolio will not invest in fixed time deposits which (1)
are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15%
of its net assets (taken at market value at the time of investment) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets. Subject to each Portfolio's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Portfolio's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

                                       7

LOAN PARTICIPATIONS

         Each Portfolio may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. A
Portfolio may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Portfolio may invest may not be rated by any nationally recognized rating service.

         A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

         A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Portfolio were determined to be subject to the claims of the agent bank's general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

         The Portfolios may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Portfolio bears a substantial risk of losing the entire amount invested.

         Each Portfolio limits the amount of its total assets that it will invest in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, a Portfolio generally will treat the corporate borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission
("SEC") interpretations currently require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as
"issuers." Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

         Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-

                                       8

Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price.
At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolios currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the
Portfolios' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the
Portfolios' investment restriction relating to the lending of funds or assets by a Portfolio.

         Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the
Portfolios rely on the Sub-Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolios.

CORPORATE DEBT SECURITIES

         Each Portfolio may invest in corporate debt securities of U.S. and foreign issuers and/or hold its assets in these securities for cash management purposes. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

         A Portfolio's investments in U.S. dollar or foreign currency-
denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Portfolio, or, if unrated, are in the Sub-Adviser's opinion comparable in quality to corporate debt securities in which the Portfolio may invest. Corporate income producing securities may include forms of preferred or preference stock. The rate interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Corporate debt securities may be acquired with warrants attached.

         Securities rated Baa and BBB are the lowest which are considered
"investment grade" obligations. Moody's Investors Service, Inc. ("Moody's")
describes securities rated Baa as "medium-grade" obligations; they are "neither highly protected nor poorly secured . . . [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well." Standard & Poor's Ratings Services ("S&P")
describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal . . . [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal .
.. . than in higher rated categories." For a discussion of securities rated below investment grade, see "High Yield Securities ("Junk Bonds")" below.

HIGH YIELD SECURITIES ("JUNK BONDS")

         Each of the Portfolios may invest in debt/fixed income securities of domestic or foreign issuers that meet minimum ratings criteria set forth for a
Portfolio, or, if unrated, are determined by the Sub-Adviser to be of comparable quality. A description of the ratings categories used is set forth in Appendix A to the Prospectus.

                                       9

         A security is considered to be below "investment grade" quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations ("NRSROs") (i.e.,
rated Ba or below by Moody's or BB or below by S&P) or (2) if unrated, determined by the Sub-Adviser to be of comparable quality to obligations so rated. Investments in securities rated below investment grade are described as
"speculative" by both Moody's and S&P. Additional information about Moody's and
S&P's securities ratings is included in Appendix A to the Prospectus.

         The FISH: Series C may invest up to 50% of its assets and the FISH:
Series R may invest up to 20% of its assets in fixed income securities that are rated lower than Baa by Moody's or lower than BBB by S&P (including securities rated lower than B by Moody's or S&P) or, if not rated, determined by the
Sub-Adviser to be of comparable quality. The FISH: Series M may invest up to 50%
of its assets in mortgage-backed securities with such ratings. Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as
"high yield" or "junk" bonds. Investors should consider the risks associated with high yield securities before investing in a Portfolio. Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.
Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt.

         Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields than investments in higher rated debt securities, high yield securities typically entail greater potential price volatility and may be less liquid than investment grade debt. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and achievement of a Portfolio's investment objective may, to the extent of its investments in high yield securities, depend more heavily on the Sub-Adviser's creditworthiness analysis than would be the case if the Portfolio were investing in higher quality securities.

         High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt/fixed income securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolios may incur additional expenses to seek recovery.

         In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. The Sub-Adviser seeks to reduce these risks through credit analysis and attention to current developments and trends in both the economy and financial markets. Even though such securities do not pay current interest in cash, a Portfolio nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

         The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the
Portfolios could sell a high yield security, and could adversely affect the daily net asset value of the shares. Lower liquidity in secondary markets could adversely affect the value of high yield/high risk securities held by the
Portfolios. While lower rated securities typically are less sensitive to interest rate changes than higher rated securities, the market prices of high yield/high risk securities structured as "zero coupon" or "pay-in-kind"
securities may be affected to a greater extent by interest rate changes. For instance, adverse publicity and investor perceptions,

                                       10

whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Sub-Adviser seeks to minimize the risks of investing in all securities through in-depth credit analysis and attention to current developments in interest rates and market conditions.

         The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The
Sub-Adviser does not rely solely on credit ratings when selecting securities for the Portfolios, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Portfolio, the Portfolio may retain the portfolio security if the
Sub-Adviser deems it in the best interest of shareholders.

PARTICIPATION ON CREDITORS COMMITTEES

         A Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject a Portfolio to expenses such as legal fees and may make the Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a
Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Portfolio would participate on such committees only when the Adviser and the Sub-Adviser believe that such participation is necessary or desirable to enforce the Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.

VARIABLE AND FLOATING RATE SECURITIES

         Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

         The Portfolios may invest in floating rate debt instruments
("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Portfolio with a certain degree of protection against rises in interest rates, a Portfolio will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

         Each Portfolio may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See
"Mortgage-Related and Other Asset-Backed Securities" above.

EVENT-LINKED EXPOSURE

         The Portfolios may obtain event-linked exposure by investing in
"event-linked bonds," "event-linked swaps," or by implementing "event-linked strategies." Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or

                                       11

weather-related phenomenon. Some event-linked bonds are commonly referred to as
"catastrophe bonds." They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, that Portfolio will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose a Portfolio to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

         Event-linked bonds are a relatively new type of financial instrument.
As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See
"Characteristics and Risks of Securities and Investment Techniques--Illiquid
Securities" in the Prospectus. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Portfolio will only invest in event-linked bonds that meet the credit quality requirements for the Portfolio.

CONVERTIBLE SECURITIES

         Each Portfolio may invest in convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

         Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

         A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a
Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Portfolio's ability to achieve its investment objective. A
Portfolio generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

         The Portfolios may invest in so-called "synthetic convertible securities," which are composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Portfolios may purchase a non-convertible debt security and a warrant or option. The synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of

                                       12

its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

WARRANTS TO PURCHASE SECURITIES

         Each of the Portfolios may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock.
Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Portfolio to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

FOREIGN (NON-U.S.) SECURITIES

         The FISH: Series C and the FISH: Series R may invest in U.S. dollar- or foreign currency-denominated corporate debt securities of foreign issuers;
foreign equity securities, including preferred or preference stock of foreign issuers; certain foreign bank obligations (see "Bank Obligations"); and U.S.
dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The FISH: Series R may invest up to 50% of its assets in these securities, except that the Portfolio may invest beyond this limit in U.S.
dollar-denominated securities of foreign issuers.

         The FISH: Series C may also invest in American Depositary Receipts
("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts
("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer.
EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs,
EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

         Investing in the securities of foreign issuers and in securities denominated in foreign currencies involves special risks and considerations not typically associated with investing in U.S. securities. These include:
differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S.
investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

         Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.
Governmental entities may also depend

                                       13

on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations.
Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Portfolios) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

         The investments in foreign currency denominated debt obligations and hedging activities by the FISH: Series C and the FISH: Series R will likely produce a difference between each Portfolio's book income and its taxable income. This difference may cause a portion of the Portfolio's income distributions to constitute returns of capital for tax purposes or require the
Portfolio to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

         The FISH: Series M may also invest in foreign (non-U.S.) securities but does not currently intend to do so as a principal investment strategy.

         EMERGING MARKET SECURITIES. The FISH: Series C may invest up to 15% of its assets in securities of issuers economically tied to countries with developing (or "emerging") securities markets, while the FISH: Series R may invest up to 20% of its assets in such securities. These Portfolios will consider an issuer to be economically tied to a country with an emerging securities market if (1) the issuer is organized under the laws of, or maintains its principal place of business in, the country, (2) its securities are principally traded in the country's securities markets, or (3) the issuer derived at least half of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or has at least half its assets in that country. The Sub-Adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets.
However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World
Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the FISH: Series C and the
FISH: Series R emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The Sub-Adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

         The risks of investing in foreign securities are particularly high when emerging market securities are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S.
securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war);
more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Portfolios' ability to exchange local currencies for
U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United
States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over

                                       14

those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

         The FISH: Series C and the FISH: Series R may also invest in Brady
Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former
U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan
debt restructurings have been implemented in a number of countries, including:
Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic,
Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland,
Uruguay, and Venezuela.

         Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S.
Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii)
the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the
"residual risk").

         Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan
Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds
(or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for
Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

         Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Portfolios may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the
Portfolios to suffer a loss of interest or principal on any of their holdings.

FOREIGN CURRENCY TRANSACTIONS

         The Portfolios may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative
Instruments"), and may engage in foreign currency transactions either on a spot
(cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. The FISH: Series C and the FISH: Series R will each normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss or of fluctuations in currency exchange rates, including through the use of the instruments described in this section. The Portfolios may also engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The
Portfolios may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

         A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the

                                       15

contract. These contracts may be bought or sold to protect a Portfolio against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation with the Trust's custodian of assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the
Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Portfolio with a view to protecting the outlook, and the Portfolios might be expected to enter into such contracts under the following circumstances:

         LOCK IN. When the Sub-Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

         CROSS HEDGE. If a particular currency is expected to decrease against another currency, a Portfolio may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio's portfolio holdings denominated in the currency sold.

         DIRECT HEDGE. If the Sub-Adviser wants to a eliminate substantially all of the risk of owning a particular currency, and/or if the Sub-Adviser thinks that a Portfolio can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase
U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Portfolio would hope to benefit from an increase (if any) in value of the bond.

         PROXY HEDGE. The Sub-Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

         COSTS OF HEDGING. When a Portfolio purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Portfolio were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging.
Proxy hedging attempts to reduce this cost through an indirect hedge back to the
U.S. dollar.

         It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Portfolio's dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Portfolio's net asset value per share.

         TAX CONSEQUENCES OF HEDGING. Under applicable tax law, a Portfolio may be required to limit its gains from hedging in foreign currency forwards, futures, and options. Although a Portfolio is expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code of 1986, as amended (the
"Code"). Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Portfolio and could affect whether dividends paid by a Portfolio are classified as capital gains or ordinary income.

                                       16

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

         FOREIGN CURRENCY WARRANTS. Foreign currency warrants such as Currency
Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the
United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S.
dollar depreciates against the value of a major foreign currency such as the
Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were
"out-of-the-money," in a total loss of the purchase price of the warrants.
Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation
("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

         PRINCIPAL EXCHANGE RATE LINKED SECURITIES. Principal exchange rate linked securities ("PERLs(SM)") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.
The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the
U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

         PERFORMANCE INDEXED PAPER. Performance indexed paper ("PIPs(SM)") is
U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor

                                       17

on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.
dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

REAL ESTATE SECURITIES AND RELATED DERIVATIVES

         The FISH: Series R may gain exposure to the real estate sector by investing in real-estate linked derivatives, real estate investment trusts
("REITs"), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities.

         REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so if the FISH: Series R invests in REITs, it will bear its proportionate share of the costs of the REITs' operations.

         There are three general categories of REITs: Equity REITs, Mortgage
REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

         Along with the risks common to different types of real-estate related securities, REITs, no matter then type, involve additional risk factors. These include poor performance by the REIT's manager, adverse changes to the tax laws, and failure by the REIT to qualify for tax-free pass-through of income under the
Internal Revenue Code of 1986, as amended. In addition, some REITS have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the
REIT difficult and time-consuming.

BORROWING

         Subject to the limitations described under "Investment Restrictions"
below, each Portfolio may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Portfolio's assets and may cause a Portfolio to liquidate positions when it would not be advantageous to do so. This borrowing may be unsecured. Provisions of the 1940 Act require a
Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the
Portfolio's total assets made for temporary administrative purposes. As noted
under "Investment Restrictions," the FISH: Series C and the FISH: Series M are
subject to limitations on borrowings which are stricter than those imposed by the 1940 Act. Any borrowings for temporary administrative purposes in excess of
5% of a Portfolio's total assets will require the Portfolio to maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Portfolio may be required to sell some of its holdings within three days to reduce the debt and restore the 300%
asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

         As noted below, a Portfolio also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or

                                       18

financing transaction by the Portfolio. To the extent a Portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the
Portfolio's commitment to repurchase, such an agreement will not be considered a
"senior security" by the Portfolio and therefore will not be subject to the 300%
asset coverage requirement otherwise applicable to borrowings by the Portfolio.
Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

         From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Portfolios and the other series of the Trust pursuant to guidelines approved by the Board of Trustees.

         In addition to borrowing for temporary purposes, a Portfolio may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Portfolio, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, a Portfolio continues to receive any principal and interest payments on the underlying security during the term of the agreement. A Portfolio will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by a Portfolio may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Portfolios' limitations on borrowings as specified under "Investment Restrictions" below.

         A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Portfolio sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are "substantially identical." To be considered "substantially identical,"
the securities returned to a Portfolio generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within
2.5% of the initial amount delivered.

         A Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Portfolio. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to a Portfolio's restrictions on borrowings.
Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Portfolio's overall limitations on investments in illiquid securities.

         A Portfolio also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who

                                       19

purchases the security is entitled to receive any principal or interest payments make on the underlying security pending settlement of the Portfolio's repurchase of the underlying security. A Portfolio's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the
Portfolio's forward commitment to repurchase the subject security.

DERIVATIVE INSTRUMENTS

         The following describes certain derivative instruments and products in which certain Portfolios may invest and risks associated therewith.

         In pursuing their individual investment objectives, the Portfolios may purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts ("futures options") for hedging purposes or as part of their overall investment strategies, except that any Portfolio that may not invest in foreign currency denominated securities may not enter into transactions involving currency futures or options. The Portfolios also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The
Portfolios also may enter into swap agreements with respect to interest rates, commodities, indexes of securities or commodities, and to the extent it may invest in foreign currency denominated securities, may enter into swap agreements with respect to foreign currencies. The Portfolios may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a
Portfolio may also use those instruments, provided that their use is consistent with the Portfolio's investment objective.

         The value of some derivative instruments in which the Portfolios invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolios, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly.
If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolios could be exposed to the risk of loss.

         The Portfolios might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the
Sub-Adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Portfolio, the
Portfolio might have been in a better position if it had not entered into the transaction at all. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the
Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Portfolio to close out or to liquidate its derivatives positions.
In addition, a Portfolio's use of such instruments may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

         Also, suitable derivative and/or hedging transactions may not be available in all circumstances and there can be no assurance that a Portfolio will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time or, if a strategy is used, that it will be successful.

         OPTIONS ON SECURITIES AND INDEXES. A Portfolio may purchase and sell both put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on National Association of
Securities Dealers Automated Quotations ("NASDAQ") or an over-the-counter market, and agreements, sometimes called cash puts, which may

                                       20

accompany the purchase of a new issue of bonds from a dealer. Among other reasons, a Portfolio may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

         An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

         A Portfolio will write call options and put options only if they are
"covered." In the case of a call option on a security, the option is "covered"
if a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration
(or, if additional cash consideration is required, cash or other assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the
Portfolio. For a call option on an index, the option is covered if a Portfolio maintains with its custodian assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if a
Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Portfolio in assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is
"covered" if a Portfolio segregates assets determined to be liquid by the
Sub-Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if a Portfolio holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Portfolio in segregated assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees.

         If an option written by a Portfolio expires unexercised, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Portfolio expires unexercised, the
Portfolio realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires. In addition, a Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to the exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

         A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

                                       21

         The premium paid for a put or call option purchased by a Portfolio is an asset of the Portfolio. The premium received for an option written by a
Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

         The Portfolios may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Portfolios' immediate obligations. The Portfolios may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

         OTC OPTIONS. The Portfolios may enter into over-the-counter ("OTC")
options transactions only with primary dealers in U.S. Government securities and only pursuant to agreements that will assure that the relevant Portfolio will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. Over-the-counter options in which the Portfolios may invest differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Portfolios may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment.

         RISKS ASSOCIATED WITH OPTIONS ON SECURITIES AND INDEXES. There are
several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

         There can be no assurance that a liquid market will exist when a
Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Portfolio forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

         If trading were suspended in an option purchased by a Portfolio, the
Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a
Portfolio is covered by an option on the

                                       22

same index purchased by the Portfolio, movements in the index may result in a loss to the Portfolio; however, such losses may be mitigated by changes in the value of the Portfolio's securities during the period the option was outstanding.

         In the case of a written call option on a securities index, a Portfolio will own corresponding securities whose historic volatility correlates with that of the index.

         FOREIGN CURRENCY OPTIONS. The Portfolios may buy or sell put and call options on foreign currencies as a hedge against changes in the value of the
U.S. dollar (or another currency) in relation to a foreign currency in which a
Portfolio's securities may be denominated. In addition, each of the Portfolios may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Portfolio to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date. Each Portfolio may use interest rate, foreign currency or security or commodity indexes. The Portfolios may invest in foreign exchange futures contracts and options thereon ("futures options") that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. In addition, each Portfolio may purchase and sell futures contracts on various securities indexes ("Index Futures") and related options for hedging purposes and for investment purposes. A Portfolio's purchase and sale of Index
Futures is limited to contracts and exchanges which have been approved by the
Commodity Futures Trading Commission ("CFTC"). Through the use of Index Futures
and related options, a Portfolio may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Portfolio may also avoid potential market and liquidity problems which may result from increases in positions already held by the Portfolio.

         An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index
("Index") at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index
Futures contracts can be traded through all major commodity brokers. A Portfolio will ordinarily be able to close open positions on the futures exchange on which
Index Futures are then traded at any time up to and including the expiration day. As described below, a Portfolio will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future.
Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Portfolio has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Portfolio will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Portfolio has purchased an Index Future and the price of the relevant
Index has declined, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker.

                                       23

         A Portfolio may close open positions on the futures exchanges on which
Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Positions in Index Futures may be closed out by a Portfolio only on the futures exchanges upon which the Index Futures are then traded.

         A public market exists in futures contracts covering a number of
Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE
composite; the Goldman Sachs Commodity Index; the DJ AIG Commodity Index; U.S.
Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S.
Treasury bills; 90-day commercial paper; bank certificates of deposit;
Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar;
the British pound; the German mark; the Japanese yen; the French franc; the
Swiss franc; the Mexican peso; and certain multinational currencies, such as the
European Currency Unit ("the euro"). It is expected that other futures contracts in which the Portfolios may invest will be developed and traded in the future.

         A Portfolio might use financial futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio's securities or the price of the securities which the
Portfolio intends to purchase. A Portfolio's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, the
Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         The Portfolios may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.

         Each of the Portfolios may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

         When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to segregate a specified amount of assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the
Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded.
Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as
"marking to market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.

         A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract
(and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

                                       24

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month).
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. Any transaction costs must also be included in these calculations.

         The Portfolios may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Portfolios' immediate obligations. A Portfolio may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

         LIMITATIONS ON USE OF FUTURES AND FUTURES OPTIONS. When purchasing a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the
Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Portfolio may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Portfolio.

         When selling a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of
Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, a Portfolio may "cover" its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the
Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

         When selling a call option on a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

         When selling a put option on a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

         To the extent that securities with maturities greater than one year are used to segregate assets to cover a Portfolio's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so.
However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Portfolio's portfolio securities. Thus, the use of a longer term

                                       25

security may require a Portfolio to hold offsetting short-term securities to balance the Portfolio's portfolio such that the Portfolio's duration does not exceed the maximum permitted for the Portfolio in the Prospectus.

         The Portfolios are operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity
Exchange Act (the "CEA"), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

         The Portfolios will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system, or in the case of futures options, for which an established over-the-counter market exists.

         The requirements for qualification as a regulated investment company also may limit the extent to which a Portfolio may enter into futures, futures options or forward contracts.

         RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, a Portfolio would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Portfolio may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts.
Conversely, a Portfolio may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.

         Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market.
Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index
Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price

                                       26

beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures or a futures option position, and that Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. There are several additional risks associated with transactions in commodity futures contracts.

         Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Portfolio is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

         Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price.
Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Portfolios. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Portfolio to reinvest the proceeds of a maturing contract in a new futures contract, the Portfolio might reinvest at higher or lower futures prices, or choose to pursue other investments.

         Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.
These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities.
Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Portfolios' investments to greater volatility than investments in traditional securities.

         ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS, OPTIONS
ON FUTURES CONTRACTS AND FORWARD CURRENCY EXCHANGE CONTRACTS AND OPTIONS
THEREON. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United
States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United
States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading

                                       27

volume. In addition, to the extent that a Portfolio does not hedge against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate, or the Portfolio could incur losses as a result of those changes. The value of some derivative instruments in which the Portfolios may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolios, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the
Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolios could be exposed to risk of loss. In addition, a Portfolio's use of such instruments may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates)
than if the Portfolio had not used such instruments.

         SWAP AGREEMENTS AND OPTIONS ON SWAP AGREEMENTS. Each Portfolio may
engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Portfolio may invest in foreign currency denominated securities, it may also invest in currency exchange rate swap agreements. A Portfolio may also enter into options on swap agreements ("swap options").

         A Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

         Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Portfolio's investment objectives and general investment polices, certain of the Portfolios may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Portfolio may pay an adjustable or floating fee.
With a "floating" rate, the fee may be pegged to a base rate, such as the London
Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Portfolio may be required to pay a higher fee at each swap reset date.

         A Portfolio may enter into credit default swap agreements. The "buyer"
in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Portfolio may be either the buyer or seller in a credit default swap transaction. If a
Portfolio is a buyer and no event of default occurs, the Portfolio will lose its investment and recover nothing. However, if an event of default occurs,

                                       28

the Portfolio (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Portfolio had invested in the reference obligation directly.

         A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Portfolio may write (sell) and purchase put and call swap options.

         Most swap agreements entered into by the Portfolios would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a
Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the
Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the
Sub-Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Portfolio's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities"
for purposes of the Portfolio's investment restriction concerning senior securities. Each Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio's total assets.

         Whether a Portfolio's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.
Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a
Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolios will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the
Portfolios' repurchase agreement guidelines). Certain restrictions imposed on the Portfolios by the Code may limit the Portfolios' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.

         Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants,"
which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the
1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms.
Second, the creditworthiness of parties with actual or potential obligations

                                       29

under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

         This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July
1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The
Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

         STRUCTURED NOTES. Each Portfolio may invest in "structured" notes, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Depending on the terms of the note, a
Portfolio may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s).
Application of a multiplier involves leverage which will serve to magnify the potential for gain and the risk of loss. A Portfolio may use structured notes to add leverage to the portfolio and for investment as well as risk management purposes. Like other sophisticated strategies, a Portfolio's use of structured notes may not work as intended. Although structured instruments are not necessarily illiquid, the Sub-Advisor believes that currently most structured instruments are illiquid.

         A NOTE ON COMMODITY-LINKED DERIVATIVES. A Portfolio may seek to gain exposure to the commodity markets by investing in commodity-linked derivative instruments, swap transactions, or index-linked or commodity linked structured notes.

         The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.
A Portfolio bears the risk that the counterparty could default under a swap agreement. See "Swap Agreements and Options on Swap Agreements" above for further detail about swap transactions. Further, a Portfolio may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are "commodity-linked" or "index-linked" notes, and are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. See "Structured Notes" above for further discussion of these notes.

         The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose a
Portfolio economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, a Portfolio may receive more or less principal that it originally invested. A Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments.

HYBRID INSTRUMENTS

         The Portfolios may invest in "hybrid" or indexed securities, which is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or

                                       30

negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

         Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Portfolio to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Portfolio. Each of the Portfolios will not invest more than 5% of its assets (taken at market value at the time of investment) in hybrid instruments.

         Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Portfolios will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

         Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a
Portfolio's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

         The Portfolios may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a
Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company's financial condition makes it unlikely that such amounts will be repaid).

         To the extent that a Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the
Adviser or the Sub-Adviser in accordance with procedures established by the
Board of Trustees, in an amount sufficient to meet such commitments.

         The Portfolios may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Portfolios currently intend to treat delayed funding loans and revolving credit facilities for which

                                       31

there is no readily available market as illiquid for purposes of the Portfolios'
limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan
Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

         A Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the
Portfolio will segregate until the settlement date assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Portfolio has committed to purchase prior to the time delivery of the securities is made, although a Portfolio may earn income on securities it has segregated.

         When purchasing a security on a when-issued, delayed delivery or forward commitment basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a
Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

         When a Portfolio has sold a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss. A Portfolio may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Portfolios may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

SHORT SALES

         The Portfolios may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will decline.

         When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

         If the price of the security sold short increases between the time of the short sale and the time and a Portfolio replaces the borrowed security, the
Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

         To the extent that a Portfolio engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of segregated assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees. Each Portfolio does not intend to enter into short sales (other than those "against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated assets exceeds one-third

                                       32

of the value of the Portfolio's assets. This percentage may be varied by action of the Trustees. A short sale is "against the box" to the extent that the
Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Portfolios may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

ILLIQUID SECURITIES

         Each Portfolio may invest in securities that are illiquid so long as no more than 15% of the net assets of the Portfolio (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

         The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities.
Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Sub-Adviser's opinion may be deemed illiquid
(not including securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

         Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

LOANS OF PORTFOLIO SECURITIES

         Subject to certain conditions described in the Prospectus and below, each Portfolio may make secured loans of its portfolio securities to brokers, dealers and other financial institutions. The amount of such loans by each of the FISH: Series C and the FISH: Series M will amount to no more than 33 ?% of its total assets. The FISH: Series R has no such limitation on its ability to make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser or the Sub-Adviser to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents
(negotiable certificates of deposit, bankers' acceptances or letters of credit)
maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Portfolio an amount equal to any dividends or interest received on the securities lent. The Portfolio may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Portfolio typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Portfolio retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the
Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Portfolio may also call such loans in order to sell the securities involved. Each Portfolio's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Portfolio in permissible investments, or a fee, if the collateral is U.S. Government securities.

                                       33

U.S. GOVERNMENT SECURITIES

         U.S. Government securities are obligations of, or guaranteed by, the
U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolios' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by GNMA, are supported by the full faith and credit of the United States;
others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the
FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the
Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and
TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S.
Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities
(e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

PREFERRED STOCK

         Each Portfolio may invest in preferred stock of U.S. or foreign issuers. Preferred stock is a form of equity ownership in a corporation. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Portfolio can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock.

REPURCHASE AGREEMENTS

         For the purposes of maintaining liquidity and achieving income, each
Portfolio may enter into repurchase agreements with domestic commercial banks or registered broker-dealers. A repurchase agreement is a contract under which a
Portfolio would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Sub-Adviser will monitor the creditworthiness of the counterparties.

MUNICIPAL BONDS

         Each Portfolio may invest in securities issued by states,
municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.

         Municipal bonds share the attributes of a debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal bonds which the
Portfolios may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities

                                       34

or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

         Under the Code, certain limited obligation bonds are considered
"private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

         FISH: Series C and FISH: Series M. The investment restrictions set forth below are fundamental policies of each of the FISH: Series C and the FISH:
Series M and may not be changed with respect to these Portfolios without shareholder approval by vote of a majority of the outstanding voting securities of that Portfolio. Under these restrictions, neither of these Portfolios may:

         (1) borrow money in excess of 10% of the value (taken at the lower of cost or current value) of such Portfolio's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased;

         (2) invest in a security if, as a result of such investment, more than
25% of its total assets (taken at market value at the time of such investment)
would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

         (3) with respect to 50% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

         (4) with respect to 50% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the
U.S. Government or its agencies or instrumentalities;

         (5) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

         (6) purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any such Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

         (7) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

                                       35

         (8) borrow money, or pledge, mortgage or hypothecate its assets, except that a Portfolio may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300% and (ii) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts as described in the Prospectus and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges of such Portfolio's assets);

         (9) issue senior securities, except insofar as such Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with the Portfolio's borrowing policies (for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security);

         (10) lend any funds or other assets, except that such Portfolio may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers'
acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Trust; or

         (11) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

         FISH: Series R. The investment restrictions set forth below are fundamental policies of the FISH: Series R and may not be changed with respect to that Portfolio without shareholder approval by vote of a majority of the outstanding voting securities of the Portfolio. Under these restrictions, the
Portfolio may not:

         (1) borrow money or issue any senior security, except to the extent permitted under the 1940 Act and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

         (2) concentrate its investments in a particular "industry," as that term is used in the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

         (3) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

         (4) purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Portfolio, subject to restrictions described in the Prospectus and elsewhere in this Statement of
Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

         (5) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

         (6) make loans, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction from time to time; or

                                       36

         (7) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Portfolio is also subject to the following non-fundamental restriction (which may be changed without shareholder approval). No Portfolio may, under normal circumstances, invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities. Derivative instruments with economic characteristics similar to fixed income securities will be treated as fixed income securities for purposes of this non-fundamental investment restriction. The Portfolio may not change this non-fundamental investment restriction unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the 1940 Act, as it may be amended or interpreted by the SEC from time to time.

         In addition, the FISH: Series C and the FISH: Series M are subject to the following non-fundamental restriction (which may be changed without shareholder approval). Neither Portfolio may invest more than 15% of its net assets (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser's or Sub-Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

OTHER INFORMATION REGARDING INVESTMENT RESTRICTIONS

         Unless otherwise indicated, all limitations applicable to a Portfolio's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security, or change in the percentage of a Portfolio's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's total assets, will not require the Portfolio to dispose of an investment. In the event that ratings services assign different ratings to the same security, the
Adviser or Sub-Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

         The FISH: Series R interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Portfolio, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC.

         Each Portfolio would be deemed to "concentrate" in a particular industry if it invested 25% or more of its total assets in that industry. The
Portfolios' industry concentration policy does not preclude the Portfolios from focusing investments in issuers in a group of related industrial sectors (such as different types of utilities). The Portfolios' industry concentration policy does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto).

         The phrase "shareholder approval," as used in the Prospectus and this
Statement of Additional Information, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Portfolio or the
Trust, as the case may be, or (2) 67% or more of the shares of a Portfolio or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

         To the extent a Portfolio covers its commitment under a reverse repurchase agreement or other derivative instrument by the designation of assets determined by the Sub-Adviser to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Portfolio's commitment, such instrument will not be considered a "senior security" for purposes of the
Portfolios' limitations on borrowings.

                                       37

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

         The business of the Trust is managed under the direction of the Trust's
Board of Trustees. Subject to the provisions of the Trust's Declaration of
Trust, its Bylaws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

         The Trustees and officers of the Trust, their ages, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other public company directorships held by the Trustee are listed in the two tables immediately following. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o PA Fund Management LLC, 1345
Avenue of the Americas, New York, New York 10105. Both of the current Trustees are "Independent Trustees", which means Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust.

                              INDEPENDENT TRUSTEES

=============================================================================================================
                                                                             NUMBER OF
                                       TERM OF                             PORTFOLIOS IN
                                      OFFICE AND          PRINCIPAL            FUND            OTHER
       NAME          POSITION(S)      LENGTH OF         OCCUPATION(S)        COMPLEX       DIRECTORSHIPS
     ADDRESS          HELD WITH         TIME             DURING PAST        OVERSEEN BY       HELD BY
     AND AGE            TRUST          SERVED+             5 YEARS            TRUSTEE         TRUSTEE
     -------            -----          ------              -------            -------         -------
=============================================================================================================

Paul Belica         Trustee         Since           Trustee, Fixed Income         20             None.
Age 83                              inception       SHares, PIMCO
                                    (March 2000)    Municipal Income
                                                    Fund, PIMCO
                                                    California Municipal
                                                    Income Fund, PIMCO
                                                    New York Municipal
                                                    Income Fund, PIMCO
                                                    Corporate Income
                                                    Fund, PIMCO Municipal
                                                    Income Fund II, PIMCO
                                                    California Municipal
                                                    Income Fund II, PIMCO
                                                    New York Municipal
                                                    Income Fund II, PIMCO
                                                    Municipal Income Fund
                                                    III, PIMCO California
                                                    Municipal Income Fund
                                                    III, PIMCO

                                       38

=============================================================================================================
                                                                             NUMBER OF
                                       TERM OF                             PORTFOLIOS IN
                                      OFFICE AND          PRINCIPAL            FUND            OTHER
       NAME          POSITION(S)      LENGTH OF         OCCUPATION(S)        COMPLEX       DIRECTORSHIPS
     ADDRESS          HELD WITH         TIME             DURING PAST        OVERSEEN BY       HELD BY
     AND AGE            TRUST          SERVED+             5 YEARS            TRUSTEE         TRUSTEE
     -------            -----          ------              -------            -------         -------
=============================================================================================================

                                                    New York Municipal
                                                    Income Fund III,
                                                    PIMCO Corporate
                                                    Opportunity Fund,
                                                    Nicholas-Applegate
                                                    Convertible & Income
                                                    Fund, PIMCO High
                                                    Income Fund,
                                                    Nicholas-Applegate
                                                    Convertible & Income
                                                    Fund II and PIMCO
                                                    Floating Rate Income
                                                    Fund; Director,
                                                    Municipal Advantage
                                                    Fund Inc.; Director,
                                                    Student Loan Finance
                                                    Corp., Education
                                                    Loans, Inc., Goal
                                                    Funding, Inc., Goal
                                                    Funding II, Inc. and
                                                    Surety Loan Fund,
                                                    Inc.  Formerly,
                                                    senior executive and
                                                    member of the Board
                                                    of Smith Barney,
                                                    Harris Upham & Co.,
                                                    and the CEO of five
                                                    State of New York
                                                    agencies.

Robert E. Connor    Trustee,        Since 2000      Trustee, Fixed Income         21             None.
Age 70              Chairman                        SHares, PIMCO
                                                    Municipal Income Fund,
                                                    PIMCO California
                                                    Municipal Income Fund,
                                                    PIMCO New York
                                                    Municipal Income Fund,
                                                    PIMCO Corporate Income
                                                    Fund, PIMCO Municipal
                                                    Income Fund II, PIMCO
                                                    California

                                    39

=============================================================================================================
                                                                             NUMBER OF
                                       TERM OF                             PORTFOLIOS IN
                                      OFFICE AND          PRINCIPAL            FUND            OTHER
       NAME          POSITION(S)      LENGTH OF         OCCUPATION(S)        COMPLEX       DIRECTORSHIPS
     ADDRESS          HELD WITH         TIME             DURING PAST        OVERSEEN BY       HELD BY
     AND AGE            TRUST          SERVED+             5 YEARS            TRUSTEE         TRUSTEE
     -------            -----          ------              -------            -------         -------
=============================================================================================================

                                                    Municipal Income Fund
                                                    II, PIMCO New York
                                                    Municipal Income Fund
                                                    II, PIMCO Municipal
                                                    Income Fund III, PIMCO
                                                    California Municipal
                                                    Income Fund III, PIMCO
                                                    New York Municipal
                                                    Income Fund III, PIMCO
                                                    Corporate Opportunity
                                                    Fund, Nicholas-
                                                    Applegate Convertible &
                                                    Income Fund, Nicholas-
                                                    Applegate Convertible &
                                                    Income Fund II, PIMCO
                                                    High Income Fund, PIMCO
                                                    Floating Rate Income
                                                    Fund and PIMCO Floating
                                                    Rate Strategy Fund;
                                                    Director, Municipal
                                                    Advantage Fund, Inc.;
                                                    Corporate Affairs
                                                    Consultant. Formerly,
                                                    Senior Vice President,
                                                    Corporate Office,
                                                    Salomon Smith Barney
                                                    Inc.

+  Under the Trust's Declaration of Trust, a Trustee serves until his or her retirement, resignation or replacement.

                                    40

                                  OFFICERS

=============================================================================================================

                                         TERM OF
                                        OFFICE AND                              PRINCIPAL
       NAME          POSITION(S)        LENGTH OF                             OCCUPATION(S)
     ADDRESS          HELD WITH           TIME                                 DURING PAST
     AND AGE            TRUST            SERVED+                                 5 YEARS
     -------            -----            ------                                  -------
=============================================================================================================

Brian S. Shlissel   President &     Since December     Executive Vice President and Chief Administrative
Age 40              Chief           2002.  Formerly,   Officer, PAFM; Trustee, President and Chief Executive
                    Executive       President &        Officer, PIMCO Advisors VIT; President and Chief
                    Officer         Treasurer,         Executive Officer, Fixed Income SHares, PIMCO Municipal
                                    December 2000-     Income Fund, PIMCO California Municipal Income Fund,
                                    December 2002.     PIMCO New York Municipal Income Fund, PIMCO Municipal
                                                       Income Fund II, PIMCO California Municipal Income Fund
                                                       II, PIMCO New York Municipal Income Fund II, PIMCO
                                                       Municipal Income Fund III, PIMCO California Municipal
                                                       Income Fund III, PIMCO New York Municipal Income Fund
                                                       III, PIMCO Corporate Income Fund, PIMCO Corporate
                                                       Opportunity Fund, Nicholas-Applegate Convertible &
                                                       Income Fund, PIMCO High Income Fund, Nicholas-Applegate
                                                       Convertible & Income Fund II, PIMCO Floating Rate
                                                       Income Fund, PIMCO Floating Rate Strategy Fund and
                                                       Municipal Advantage Fund, Inc.

Newton B.           Vice President  Since December     Managing Director, Chief Administrative Officer,
Schott, Jr.                         2004.              General Counsel and Secretary, PA Distributors LLC;
2187 Atlantic                       Formerly,          Managing Director, Chief Legal Officer and Secretary,
Street                              Secretary, March   PA Fund Management LLC; Vice President and Secretary,
Stamford, CT                        2000 - December    PIMCO Funds: Multi-Manager Series; Vice President,
06902                               2004               Fixed Income SHares, PIMCO Municipal Income Fund, PIMCO
Age 62                                                 California Municipal Income Fund, PIMCO New York
                                                       Municipal Income Fund, PIMCO Municipal Income Fund II,
                                                       PIMCO California Municipal Income Fund II, PIMCO New
                                                       York Municipal Income Fund II, PIMCO Municipal Income
                                                       Fund III, PIMCO California Municipal Income Fund III,
                                                       PIMCO New York Municipal Income Fund III, PIMCO
                                                       Corporate Income Fund, PIMCO Corporate Opportunity
                                                       Fund, Nicholas-Applegate Convertible & Income Fund,
                                                       PIMCO High Income Fund, Nicholas-Applegate Convertible
                                                       & Income Fund II, PIMCO Floating Rate Income Fund and
                                                       PIMCO Floating Rate Strategy Fund; Executive Vice
                                                       President, Municipal Advantage Fund, Inc.

                                       41

=============================================================================================================

                                         TERM OF
                                        OFFICE AND                              PRINCIPAL
       NAME          POSITION(S)        LENGTH OF                             OCCUPATION(S)
     ADDRESS          HELD WITH           TIME                                 DURING PAST
     AND AGE            TRUST            SERVED+                                 5 YEARS
     -------            -----            ------                                  -------
=============================================================================================================

Lawrence G.         Treasurer and   Since December     Senior Vice President, PAFM; Treasurer and Principal
Altadonna           Principal       2002               Financial and Accounting Officer, PIMCO Municipal
Age 38              Financial and                      Income Fund, PIMCO California Municipal Income Fund,
                    Accounting                         PIMCO New York Municipal Income Fund, PIMCO Municipal
                    Officer                            Income Fund II, PIMCO California Municipal Income Fund
                                                       II, PIMCO New York Municipal Income Fund II, PIMCO
                                                       Municipal Income Fund III, PIMCO California Municipal
                                                       Income Fund III, PIMCO New York Municipal Income Fund
                                                       III, PIMCO Corporate Income Fund, PIMCO Corporate
                                                       Opportunity Fund, Nicholas-Applegate Convertible &
                                                       Income Fund, PIMCO High Income Fund, Nicholas-Applegate
                                                       Convertible & Income Fund II, PIMCO Floating Rate
                                                       Income Fund, PIMCO Floating Rate Strategy Fund and
                                                       Municipal Advantage Fund, Inc.; Treasurer, Fixed Income
                                                       SHares and PIMCO Advisors VIT. Formerly, Director of
                                                       Fund Administration, Prudential Investments.

Thomas  J.          Secretary       Since December     Vice President, Senior Fund Attorney, Allianz Global
Fuccillo                            2004               Investors of America L.P., Secretary, PIMCO Municipal
Age 36                                                 Income Fund, PIMCO California Municipal Income Fund,
                                                       PIMCO New York Municipal Income Fund, PIMCO Municipal
                                                       Income Fund II, PIMCO California Municipal Income Fund
                                                       II, PIMCO New York Municipal Income Fund II, PIMCO
                                                       Municipal Income Fund III, PIMCO California Municipal
                                                       Income Fund III, PIMCO New York Municipal Income Fund
                                                       III, PIMCO Corporate Income Fund, PIMCO Corporate
                                                       Opportunity Fund, PIMCO High Income Fund,
                                                       Nicholas-Applegate Convertible & Income Fund,
                                                       Nicholas-Applegate Convertible & Income Fund II, PIMCO
                                                       Floating Rate Income Fund, PIMCO Floating Rate Strategy
                                                       Fund, Municipal Advantage Fund Inc., Fixed Income
                                                       SHares and PIMCO Advisors VIT. Formerly, Vice President
                                                       and Associate General Counsel, Neuberger Berman
                                                       Management Inc.

                                                      42

=============================================================================================================

                                         TERM OF
                                        OFFICE AND                              PRINCIPAL
       NAME          POSITION(S)        LENGTH OF                             OCCUPATION(S)
     ADDRESS          HELD WITH           TIME                                 DURING PAST
     AND AGE            TRUST            SERVED+                                 5 YEARS
     -------            -----            ------                                  -------
=============================================================================================================

Youse Guia          Chief           Since September    Senior Vice President, Group Compliance Manager,
888 San Clemente    Compliance      2004               Allianz Global Investors of America L.P. (since 2004).
Drive Newport       Officer                            Chief Compliance Officer, PIMCO Funds: Multi-Manager
Beach,                                                 Series, PIMCO Municipal Income Fund, PIMCO California
CA 92660                                               Municipal Income Fund, PIMCO New York Municipal Income
Age 32                                                 Fund, PIMCO Municipal Income Fund II, PIMCO California
                                                       Municipal Income Fund II, PIMCO New York Municipal
                                                       Income Fund II, PIMCO Municipal Income Fund III, PIMCO
                                                       California Municipal Income Fund III, PIMCO New York
                                                       Municipal Income Fund III, PIMCO Corporate Income Fund,
                                                       PIMCO Corporate Opportunity Fund, Nicholas-Applegate
                                                       Convertible & Income Fund, PIMCO High Income Fund,
                                                       Nicholas-Applegate Convertible & Income Fund II, PIMCO
                                                       Floating Rate Income Fund, PIMCO Floating Rate Strategy
                                                       Fund, Municipal Advantage Fund, Inc, Fixed Income
                                                       SHares and PIMCO Advisors VIT. Formerly, Vice
                                                       President, Group Compliance Manager, Allianz Global
                                                       Investors of American L.P. (since 2002). Audit Manager,
                                                       PricewaterhouseCoopers LLP (1996 - 2002).

Jennifer A. Patula  Assistant       Since February     Assistant Secretary, PIMCO Municipal Income Fund, PIMCO
Age 26              Secretary       2004               California Municipal Income Fund, PIMCO New York
                                                       Municipal Income Fund, PIMCO Municipal Income Fund II,
                                                       PIMCO California Municipal Income Fund II, PIMCO New
                                                       York Municipal Income Fund II, PIMCO Municipal Income
                                                       Fund III, PIMCO California Municipal Income Fund III,
                                                       PIMCO New York Municipal Income Fund III, PIMCO
                                                       Corporate Income Fund, PIMCO Corporate Opportunity
                                                       Fund, Nicholas-Applegate Convertible & Income Fund,
                                                       PIMCO High Income Fund, Nicholas-Applegate Convertible
                                                       & Income Fund II, PIMCO Floating Rate Income Fund,
                                                       PIMCO Floating Rate Strategy Fund, Municipal Advantage
                                                       Fund, Inc. and PIMCO Advisors VIT.

+ Under the Trust's Bylaws, an officer serves until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Officers hold office at the pleasure of the Trustees.

                                       43

For officers of the Trust, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

=============================================================================================================
                                                            POSITIONS HELD WITH
                                                            AFFILIATED PERSONS OR
                                                           PRINCIPAL UNDERWRITERS
             NAME                                               OF THE TRUST
=============================================================================================================

Brian S. Shlissel               Executive Vice President and Chief Administrative Officer, PAFM; Trustee,
                                President and Chief Executive Officer, PIMCO Advisors VIT; President and
                                Chief Executive Officer, Fixed Income SHares, PIMCO Municipal Income Fund,
                                PIMCO California Municipal Income Fund, PIMCO New York Municipal Income
                                Fund, PIMCO Municipal Income Fund II, PIMCO California Municipal Income
                                Fund II, PIMCO New York Municipal Income Fund II, PIMCO Municipal Income
                                Fund III, PIMCO California Municipal Income Fund III, PIMCO New York
                                Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate
                                Opportunity Fund, Nicholas-Applegate Convertible & Income Fund, PIMCO High
                                Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO
                                Floating Rate Income Fund, PIMCO Floating Rate Strategy Fund and Municipal
                                Advantage Fund, Inc.

Newton B. Schott, Jr.           Managing Director, Chief Administrative Officer, General Counsel and
                                Secretary, PA Distributors LLC; Managing Director, Chief Legal Officer and
                                Secretary, PA Fund Management LLC; Vice President and Secretary,  PIMCO
                                Funds: Multi-Manager Series; Vice President,  Fixed Income SHares, PIMCO
                                Municipal Income Fund, PIMCO California Municipal Income Fund, PIMCO New
                                York Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO
                                California Municipal Income Fund II, PIMCO New York Municipal Income Fund
                                II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund
                                III, PIMCO New York Municipal Income Fund III, PIMCO Corporate Income Fund,
                                PIMCO Corporate Opportunity Fund, Nicholas-Applegate Convertible & Income
                                Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible & Income Fund
                                II, PIMCO Floating Rate Income Fund and PIMCO Floating Rate Strategy Fund;
                                Executive Vice President, Municipal Advantage Fund, Inc.

Lawrence G. Altadonna           Senior Vice President, PAFM; Treasurer and Principal Financial and
                                Accounting Officer, PIMCO Municipal Income Fund, PIMCO California Municipal
                                Income Fund, PIMCO New York Municipal Income Fund, PIMCO Municipal Income
                                Fund II, PIMCO California Municipal Income Fund II, PIMCO New York
                                Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California
                                Municipal Income Fund III, PIMCO New York Municipal Income Fund III, PIMCO
                                Corporate Income Fund, PIMCO Corporate Opportunity Fund, Nicholas-Applegate
                                Convertible & Income Fund,  PIMCO High Income Fund, Nicholas-Applegate
                                Convertible & Income Fund II, PIMCO Floating Rate Income Fund, PIMCO
                                Floating Rate Strategy Fund and Municipal Advantage Fund, Inc.; Treasurer,
                                Fixed Income SHares and PIMCO Advisors VIT.

                                       44

=============================================================================================================
                                                            POSITIONS HELD WITH
                                                            AFFILIATED PERSONS OR
                                                           PRINCIPAL UNDERWRITERS
             NAME                                               OF THE TRUST
=============================================================================================================

Thomas  J. Fuccillo             Vice President, Senior Fund Attorney, Allianz Global Investors of America
                                L.P., Secretary, PIMCO Municipal Income Fund, PIMCO California Municipal
                                Income Fund, PIMCO New York Municipal Income Fund, PIMCO Municipal Income
                                Fund II, PIMCO California Municipal Income Fund II, PIMCO New York
                                Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California
                                Municipal Income Fund III, PIMCO New York Municipal Income Fund III, PIMCO
                                Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO High Income
                                Fund, Nicholas-Applegate Convertible & Income Fund, Nicholas-Applegate
                                Convertible & Income Fund II, PIMCO Floating Rate Income Fund, PIMCO
                                Floating Rate Strategy Fund, Municipal Advantage Fund Inc., Fixed Income
                                SHares and PIMCO Advisors VIT.  Formerly, Vice President and Associate
                                General Counsel, Neuberger Berman Management Inc.

Youse Guia                      Senior Vice President, Group Compliance Manager, Allianz Global Investors
                                of America L.P. (since 2004). Chief Compliance Officer, PIMCO Funds:
                                Multi-Manager Series, PIMCO Municipal Income Fund, PIMCO California
                                Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO
                                Municipal Income Fund II, PIMCO California Municipal Income Fund II, PIMCO
                                New York Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO
                                California Municipal Income Fund III, PIMCO New York Municipal Income Fund
                                III, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund,
                                Nicholas-Applegate Convertible & Income Fund, PIMCO High Income Fund,
                                Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income
                                Fund, PIMCO Floating Rate Strategy Fund, Municipal Advantage Fund, Inc,
                                Fixed Income SHares and PIMCO Advisors VIT.  Formerly, Vice President,
                                Group Compliance Manager, Allianz Global Investors of American L.P. (since
                                2002).

Jennifer A. Patula              Assistant Secretary,  PIMCO Advisors VIT, PIMCO Municipal Income Fund, PIMCO
                                California  Municipal  Income Fund,  PIMCO New York  Municipal  Income Fund,
                                PIMCO  Corporate  Income  Fund,  PIMCO  Corporate  Opportunity  Fund,  PIMCO
                                Municipal Income Fund II, PIMCO  California  Municipal Income Fund II, PIMCO
                                New York Municipal  Income Fund II, PIMCO  Municipal  Income Fund III, PIMCO
                                California  Municipal  Income Fund III, PIMCO New York Municipal Income Fund
                                III,  Nicholas-Applegate  Convertible & Income Fund, PIMCO High Income Fund,
                                Nicholas-Applegate  Convertible & Income Fund II, PIMCO Floating Rate Income
                                Fund, Fixed Income SHares and Municipal Advantage Fund Inc.

COMMITTEES OF THE BOARD OF TRUSTEES

         The Board has established an Audit Oversight Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the
"Exchange Act"), consisting of Messrs. Belica and Connor, each of whom is an
Independent Trustee. The Audit Oversight Committee provides oversight with respect to the internal and external accounting and auditing procedures of the
Trust and, among other things, determines the selection of an

                                       45

independent registered public accounting firm for the Trust and considers the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those auditors on behalf of the Trust and services to be performed by the auditors for certain affiliates, including PAFM and PIMCO and entities in a control relationship with PAFM and PIMCO that provide services to the Trust where the engagement relates directly to the operations and financial reporting of the Trust. The Committee considers the possible effect of those services on the independence of the Trust's independent registered public accounting firm. The Audit Oversight Committee convened twice during the fiscal year ended October 31, 2004.

         The Board has established a Nominating Committee composed solely of
Independent Trustees, consisting of Messrs. Belica and Connor. The Nominating
Committee is responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating
Committee did not meet during the fiscal year ended October 31, 2004.

         The Board has established a Valuation Committee, which consists of
Messrs. Belica and Connor. The Board has delegated to the Committee, pursuant to procedures adopted by the Board, the responsibility to determine or cause to be determined the fair value of the Trust's portfolio securities and other assets when market quotations are not readily available. The Valuation Committee reviews and approves procedures for the valuation of Trust's portfolio securities and periodically reviews information from PAFM or PIMCO regarding fair value and liquidity determination made pursuant to Board-approved procedures, and makes related recommendations to the full Board and assists the full Board in resolving particular valuation matters. The Valuation Committee did not meet during the fiscal year ended October 31, 2004.

Securities Ownership

         For each Trustee, the following table discloses the dollar range of equity securities in the Trust beneficially owned by the Trustee and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust's family of investment companies as of December 31, 2004:

=============================================================================================================
                                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                                                                      SECURITIES IN ALL REGISTERED
                                                                      INVESTMENT COMPANIES OVERSEEN
                               DOLLAR RANGE OF EQUITY                    BY TRUSTEE IN FAMILY OF
    NAME OF TRUSTEE           SECURITIES IN THE TRUST                     INVESTMENT COMPANIES
    ---------------           -----------------------                     --------------------

=============================================================================================================

Paul Belica                            None.                                 Over $100,000

Robert E. Connor                       None.                                     None.

=============================================================================================================

For Independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2004:

                                 NAME OF OWNERS
                                      AND
                               RELATIONSHIPS TO
                                   TRUSTEE OR                                            VALUE OF        PERCENT OF
      NAME OF TRUSTEE               NOMINEE           COMPANY       TITLE OF CLASS      SECURITIES         CLASS
      ---------------               -------           -------       --------------      ----------         -----

Paul Belica                          None              None              N/A                N/A             N/A

Robert E. Connor                     None              None              N/A                N/A             N/A

                                       46

COMPENSATION

         The Trustees currently receive $2,000 per year ($500 per quarterly board meeting). No additional compensation is provided for attendance at meetings of the Board committees on which a Trustee serves. Trustees are also reimbursed for meeting-related expenses. On December 14, 2004, the Board of
Trustees approved a new compensation schedule, which will become effective on
January 1, 2005. Under the new schedule, with respect to each Portfolio, each
Trustee will receive (i) $2,000 per quarterly board meeting, (ii) $1,000 for each board meeting in excess of four per year if the meetings are attended in person and (iii) $500 for each telephonic meeting. In addition, each Trustee who serves as a member of the Audit Oversight Committee will receive an additional
$250 per meeting. The Trust's Independent Chairman, if any, will annually receive an additional $500 per year. The Audit Oversight Committee Chairman will receive an additional $250 per year.

         The Trust does not provide any pension or other retirement benefits to its Trustees.

         The following table sets forth information regarding compensation received by those Trustees who are not "interested persons" (as defined in the
1940 Act) of the Trust for the fiscal year ended October 31, 2004:

=============================================================================================================
                                                  PENSION OR
                                                  RETIREMENT                                    TOTAL
                                                   BENEFITS                                 COMPENSATION
                                                  ACCRUED AS            ESTIMATED            FROM TRUST
                             AGGREGATE               PART            ANNUAL BENEFITS      AND FUND COMPLEX
       NAME OF              COMPENSATION           OF TRUST                UPON                 PAID
   PERSON, POSITION          FROM TRUST            EXPENSES             RETIREMENT          TO TRUSTEES*
   ----------------          ----------            --------             ----------          ------------
=============================================================================================================

Paul Belica, Trustee           $2,000                 N/A                  N/A              $[103,281.54]

Robert Connor, Trustee         $2,000                 N/A                  N/A              $[127,077.48]
=============================================================================================================

*    In addition to serving as trustees of the Trust during the most recently completed fiscal year, each Trustee served as Trustee or director of several closed-end and/or open-end investment companies advised by PAFM.
     These investment companies are considered to be in the same "Fund Complex"
     as the Trust.

CODE OF ETHICS

         The Trust, the Adviser, the Sub-Adviser and principal underwriter have each adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust.

PROXY VOTING POLICIES

         The Board of Trustees has delegated to the Adviser, and the Adviser has in turn delegated to the Sub-Adviser, responsibility for voting any proxies relating to portfolio securities held by a Portfolio in accordance with the
Sub-Adviser's proxy voting policies and procedures. Copies of the proxy voting policies and procedures to be followed by the Trust, the Adviser and the
Sub-Adviser on behalf of the Portfolios, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix A
("Proxy Voting Policies")

                                       47

INVESTMENT ADVISER

         PAFM serves as investment adviser to the Portfolios pursuant to an investment advisory agreement (the "Advisory Agreement") between it and the
Trust. PAFM, a Delaware limited liability company organized in 2000 as a subsidiary successor in the restructuring of a business originally organized in
1987, is wholly-owned by PA Retail Holdings LLC, a wholly-owned subsidiary of
Allianz Global Investors L.P. ("AGI") (formerly Allianz Dresdner Asset
Management of America L.P.). AGI was organized as a limited partnership under
Delaware law in 1987. AGI's sole general partner is Allianz-Paclife Partners
LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company with three members, ADAM U.S. Holding LLC, a Delaware limited liability company,
Pacific Asset Management LLC, a Delaware limited liability company, and Pacific
Life Insurance Company ("Pacific Life"), a California stock life insurance company. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific
Life, which is a wholly-owned subsidiary of Pacific Mutual Holding Company.
Pacific Life also owns an indirect minority equity interest in AGI. The sole member of ADAM U.S. Holding LLC is Allianz Dresdner Asset Management of America
LLC. Allianz Dresdner Asset Management of America LLC has two members, Allianz of America, Inc. ("Allianz of America"), a Delaware corporation which owns a
99.9% non-managing interest, and Allianz Dresdner Asset Management of America
Holding, Inc., a Delaware corporation which owns a 0.01% managing interest.
Allianz of America is a wholly-owned subsidiary of Allianz Aktiengesellschaft
("Allianz AG"). Allianz Dresdner Asset Management of America Holding Inc. is a
wholly-owned subsidiary of ADAM GmbH, which is a wholly-owned subsidiary of
Allianz AG. Allianz AG indirectly holds a controlling interest in AGI. Allianz
AG is a European-based, multinational insurance and financial services holding company. Allianz AG's address is Koeniginstrasse 28, D-80802, Munich, Germany.
Pacific Life's address is 700 Newport Center Drive, Newport Beach, California
92660. AGI's address is 888 San Clemente Drive, Suite 100, Newport Beach,
California, 92660.

         The general partner of AGI has substantially delegated its management and control of AGI to an Executive Committee. The Executive Committee of AGI is
comprised of William S. Thompson, Jr. and David C. Flattum.

         PAFM is located at 1345 Avenue of the Americas, New York, NY 10105.
PAFM had approximately $[__] billion in assets under management as of December
31, 2004. AGI and its subsidiary partnerships had approximately $[__] billion in assets under management as of December 31, 2004.

         Allianz of America, Inc. ("AZOA") has entered into a put/call arrangement for the possible disposition of Pacific Life's indirect interest in
AGI. Pursuant to this agreement, the quarterly put and/or call options are limited in amount to a maximum of $250 million per quarter from March 2003 through March 2004. In any month subsequent to March 2004, Pacific Life and AZOA can put or call, respectively, all of the Class E Units. The repurchase price for the Class E Units is calculated based on the financial performance of
Pacific Investment Management Company over the preceding four calendar quarters prior to repurchase, but the amount can increase or decrease in value by a maximum of 2% per year from the per unit amount as defined in the agreement, calculated as of December 31 of the preceding calendar year.

            As of the date of this Statement of Additional Information, significant institutional shareholders of Allianz AG currently include Munchener
Ruckversicherungs-Gesellschaft AG ("Munich Re"). Allianz AG in turn owns more than 95% of Dresdner Bank AG. Certain broker-dealers that might be controlled by or affiliated with these entities or Dresdner Bank AG, including Dresdner
Klienwort Wasserstein, Dresdner Kleinwort Benson and Grantchester Securities,
Inc. may be considered to be affiliated persons of the PAFM and PIMCO.
(Broker-dealer affiliates of such significant institutional shareholders are sometimes referred to herein as "Affiliated Brokers.") Absent an SEC exemption or other relief, the Portfolios generally are precluded from effecting principal transactions with the Affiliated Brokers, and their ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Portfolios'
ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act. PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability to provide services to the
Portfolios, the Portfolios' ability to take advantage of market opportunities, or the Portfolios' overall performance.

                                       48

         Allianz AG's address is Koniginstrasse 28, D-80802, Munich, Germany.
Pacific Life's address is 700 Newport Center Drive, Newport Beach, CA 92660.

Advisory Agreement
------------------

         PAFM, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Portfolios and for managing, either directly or through others selected by the Adviser, the investments of the Portfolios. PAFM also furnishes to the Board of Trustees periodic reports on the investment performance of each Portfolio. As more fully discussed below, PAFM has engaged an affiliate to serve as Sub-Adviser.

         Under the terms of the Advisory Agreement, PAFM is obligated to manage the Portfolios in accordance with applicable laws and regulations. The investment advisory services of PAFM to the Portfolios are not exclusive under the terms of the Advisory Agreement. PAFM is free to, and does, render investment advisory services to others.

PORTFOLIO MANAGER

         PAFM employs PIMCO as the Sub-Adviser to provide investment advisory services to each Portfolio pursuant to portfolio management agreements (each a
"Portfolio Management Agreement") between the Adviser and the Portfolio's
Sub-Adviser.

         Originally organized in 1971, reorganized as a Delaware general partnership in 1994 and reorganized as a Delaware limited liability company in
2000, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO is a majority-owned subsidiary of AGI. As of December 31, 2004, PIMCO had approximately $[__] billion in assets under management. PIMCO is located at 840
Newport Center Drive, Newport Beach, California 92660.

Certain Terms of the Advisory Agreement and the Portfolio Management Agreement
------------------------------------------------------------------------------

         The Advisory Agreement and the Portfolio Management Agreement were each approved by the Trustees of the Trust (including all of the Trustees who are not
"interested persons" of the Adviser or PIMCO). Each Portfolio's Advisory
Agreement and Portfolio Management Agreement will each continue in force with respect to the Portfolio for two years from their respective dates, and from year to year thereafter, but only so long as their continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Adviser, the Sub-Adviser or the Trust, and by (ii) the majority vote of either the full
Board of Trustees or the vote of a majority of the outstanding shares of all classes of the Portfolio. Each of the Advisory Agreement and Portfolio
Management Agreement automatically terminates on assignment. Each Portfolio's
Advisory Agreement may be terminated on not less than 60 days' notice by the
Adviser to the Portfolio or by the Portfolio to the Adviser. Each Portfolio's
Portfolio Management Agreement may be terminated on not less than 60 days'
notice by the Adviser to the Sub-Adviser or by the Sub-Adviser to the
Sub-Adviser, or by the Portfolio at any time by notice to the Adviser or
Sub-Adviser.

         Each Portfolio's Advisory Agreement and Portfolio Management Agreement
provide that the Adviser and Sub-Adviser, as applicable, shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Neither the Advisory Agreement nor the Portfolio Management Agreement
requires the Portfolios to pay any advisory/sub-advisory or other fee to the
Adviser or Sub-Adviser. Although the Portfolios do not compensate the Adviser or
Sub-Adviser directly for their services under the Advisory Agreement or
Portfolio Management

                                       49

Agreement, respectively, the Adviser and Sub-Adviser may benefit from their relationship with the sponsors of wrap fee programs for which the Portfolios are an investment option.

Basis for Approval of the Advisory Agreement and Portfolio Management Agreement
-------------------------------------------------------------------------------

         [In determining to approve the Advisory Agreement and the Portfolio
Management Agreement, the Trustees met with the relevant investment advisory personnel from the Adviser and Sub-Adviser and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio.
See "Management of the Portfolios" in the Prospectus and "Management of the
Trust - Investment Adviser" and "Management of the Trust - Portfolio Manager" in
this Statement of Additional Information. The Trustees also took into account the time and attention that had been or, in the case of the FISH: Series R, would be devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the
Portfolios and concluded that the human resources devoted by the Adviser and
Sub-Adviser to the FISH: Series C and the FISH: Series M, and the human resources expected to be devoted by the Adviser and Sub-Adviser to the FISH:
Series R, were appropriate to fulfill effectively the duties of the Adviser and
Sub-Adviser under the applicable agreement. The Trustees also considered the business reputation of the Adviser and Sub-Adviser since their inception in 1987 and 1971, respectively, their significant financial resources, the Sub-Adviser's experience in managing fixed income portfolios, including assets under management of approximately $356.6 billion as of September 30, 2003, and their professional liability insurance coverage and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

         The Trustees received information concerning the investment philosophy and investment process applied by the Sub-Adviser in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the
Sub-Adviser's in-house research capabilities, including its ongoing forecasting of interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Sub-Adviser's personnel, including research services available to the Sub-Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Sub-Adviser's investment process, research capabilities and philosophy were well suited to the
Portfolios, given each Portfolio's investment objectives and policies.

         The Trustees considered the scope of the services provided by or, in the case of the FISH: Series R, to be provided by the Adviser and Sub-adviser to the Portfolios under the Advisory Agreement and Portfolio Management Agreement,
respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Adviser's and Sub-adviser's standard of care was comparable to that found in most mutual fund investment advisory agreements.
See "- Certain Terms of the Advisory Agreement and the Portfolio Management
Agreement" above. The Trustees also considered the tools and procedures used to assure each Portfolio's compliance with applicable regulations and policies. The
Trustees concluded that the scope of the Adviser's and Sub-Adviser's services to the Portfolios, as described above, was or, in the case of the FISH: Series R, would be consistent with the Portfolios' operational requirements, including, in addition to its investment objective, compliance with each Portfolio's investment restrictions, tax and reporting requirements and related shareholder services.

         The Trustees also evaluated the procedures of the Adviser and
Sub-Adviser designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics
(regulating the personal trading of their officers and employees) (see
"Management of the Trust - Code of Ethics" above), the procedures by which the
Sub-Adviser allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Sub-Adviser in these matters. The Trustees also received information concerning standards of the Adviser and Sub-Adviser with respect to the execution of portfolio transactions. See "Portfolio Transactions and
Brokerage" below. The information considered by the Trustees included information regarding the Adviser and the Sub-Adviser, their personnel, policies and practices included in each of their respective Form ADVs.

                                       50

         The Trustees considered the quality of the services provided by or, in the case of the FISH: Series R, to be provided by the Adviser and Sub-Adviser to the Portfolios. In approving the agreements, the Trustees also gave substantial consideration to the fact that no fees are payable under either the Advisory
Agreement or the Portfolio Management Agreement. The Board of Trustees, however, did consider that the Adviser and Sub-Adviser may benefit from their relationship with the sponsors of wrap programs for which the Trust is an investment option. Such benefits include the receipt by their affiliates of fees paid by the sponsor of the wrap program based on assets under management of the wrap program. The Trustees also took into account so-called "fallout benefits"
to the Adviser and Sub-Adviser such as reputational value derived from serving as investment Adviser and Sub-Adviser, respectively, to the Portfolios and the fact that the Adviser and Sub-Adviser will receive services from brokers who execute portfolio transactions for the Trust. See "Portfolio Transactions and
Brokerage."]

PORTFOLIO ADMINISTRATOR

         PAFM serves as administrator (and is referred to in this capacity as the "Administrator") to the Portfolios pursuant to an administration agreement
(the "Administration Agreement") with the Trust. The Administrator provides or procures administrative services to the Portfolios, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust's shareholders and regulatory filings. The Administrator may retain affiliates to provide services as sub-administrators. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Portfolios, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders. Under the
Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

         The Administrator has also agreed to bear all costs of the Trust's operations.

         The Administration Agreement may be terminated by the Trust at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Trust, or (3) by a majority of the Trustees who are not interested persons of the Trust or the Administrator, on 60 days' written notice to PAFM.

                          DISTRIBUTION OF TRUST SHARES

DISTRIBUTOR

         PA Distributors LLC ("PAD") serves as the principal underwriter of each
Portfolio's shares pursuant to a distribution contract with the Trust. The offering of the Trust's shares is continuous. PAD is not obligated to sell any specific amount of the Trust's shares. The Trust, on behalf of the Portfolios, pays PAD no fees. PAD's principal address is 2187 Atlantic Street, Stamford,
Connecticut, 06902.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS AND PORTFOLIO TRANSACTIONS

         Investment decisions for the Portfolios and for the other investment advisory clients of the Adviser and the Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including each Portfolio). Some securities considered for investment by the Portfolios may also be appropriate for other clients served by the Adviser or the Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Portfolio in determining whether

                                       51

the allocation of an investment is suitable. As a result, larger portfolios may become more concentrated in more liquid securities than smaller portfolios or private accounts of the Adviser or the Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance.
The Adviser or the Sub-Adviser may aggregate orders for the Portfolios with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's or the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

         There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by a Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by a
Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.
Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United
States.

         Subject to the supervision of the Adviser, the Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for each
Portfolio through a substantial number of brokers and dealers. In so doing, the
Sub-Adviser uses its best efforts to obtain for each Portfolio the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Sub-Adviser, having in mind each
Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         Subject to the supervision of the Adviser, the Sub-Adviser places orders for the purchase and sale of portfolio investments for a Portfolio's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Portfolios, the Sub-Adviser will seek the best price and execution of the Portfolios'
orders. In doing so, a Portfolio may pay higher commission rates than the lowest available when the Adviser or Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Adviser receives research services from many broker-dealers with which the Sub-Adviser places a Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser and the
Sub-Adviser in advising various of their clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing the Portfolios.

                                       52

         In reliance on the "safe harbor" provided by Section 28(e) of the
Exchange Act, as amended, the Sub-Adviser may cause a Portfolio to pay broker-dealers which provide them with "brokerage and research services" (as defined in the Exchange Act) an amount of commission for effecting a securities transaction for a Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

         The Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

         Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or the Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer, and if there is in effect a written contract between the Adviser or Sub-Adviser and the Trust expressly permitting the affiliated broker-dealer to receive and retain such compensation.

         SEC rules further require that commissions paid to such an affiliated broker-dealer, the Adviser, or Sub-Adviser by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are
"reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

         References to the Sub-Adviser in this section would apply equally to the Adviser if the Adviser were to assume portfolio management responsibilities for a Portfolio and place orders for the purchase and sale of a Portfolio's investments.

PORTFOLIO TURNOVER

         A change in the securities held by a Portfolio is known as "portfolio turnover." The Sub-Adviser manages the Portfolios without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Portfolios. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Portfolio, the higher these transaction costs borne by the Portfolio generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are taxed when distributed to shareholders who are individuals at ordinary income tax rates). See "Taxation."

         The portfolio turnover rate of a Portfolio is calculated by dividing
(a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Portfolio during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year. Portfolio turnover rates for each Portfolio for each fiscal year since the Portfolio commenced operations are provided in the Prospectus under "Financial Highlights."

                                       53

DISCLOSURE OF PORTFOLIO HOLDINGS

         The Board of Trustees has adopted, on behalf of the Portfolios, policies and procedures relating to disclosure of a Portfolio's portfolio securities. These policies and procedures are designed to protect the confidentiality of each Portfolio's portfolio holdings information and to prevent the selective disclosure of such information.

         Each Portfolio may disclose portfolio holdings information as required by applicable law or as requested by governmental authorities. In addition, PAFM will post portfolio holdings information at www.pimcoadvisors.com. The website will contain each Portfolio's complete schedule of portfolio holdings as of the last day of the most recent calendar quarter-end. PAFM will post this information on the website approximately fifteen days after a quarter's end, and such information will remain accessible on the website until the posting of the following quarter's schedule. For each portfolio security (not including cash positions), the posted information includes: (i) the name of the issuer, (ii)
the security type and/or industry classification, (iii) the coupon and maturity date (if applicable), (iv) the aggregate par value, number of shares or number of contracts held, (v) the aggregate market value, (vi) whether the security is restricted and/or a Rule 144A security, (vii) whether the security is non-income producing and (viii) whether the security was "fair valued" at quarter-end. The posted schedule will also provide each Portfolio's total net assets. Portfolio holdings of each Portfolio will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending October 31 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the fiscal quarter ending January 31 will be filed on Form N-Q; (iii) portfolio holdings as of the end of the six-month period ending April 30 will be filed as part of the semi-annual report filed on Form N-CSR; and (iv) portfolio holdings as of the end of the fiscal quarter ending July 30 will be filed on Form N-Q. The Trust's
Form N-CSRs and Form N-Qs will be available on the SEC's website at www.sec.gov.
If a Portfolio's portfolio holdings information is disclosed to the public
(either through a filing on the SEC's EDGAR website or otherwise) before the disclosure of the information on the website, that Portfolio may post such information on its website.

         Disclosure of a Portfolio's portfolio holdings information that is not publicly available ("Confidential Portfolio Information") may be made to the
Adviser or Sub-Adviser (together, the "Investment Managers"), to the Portfolio's principal underwriter or to AGI and those of its subsidiaries who provide services to the Portfolio. In addition, the Investment Managers may distribute
(or authorize the relevant Portfolio's custodian or principal underwriter to distribute) Confidential Portfolio Information to the relevant Portfolio's service providers that require access to such information in order to fulfill their contractual duties with respect to the Portfolio and to facilitate the review of a Portfolio by certain mutual fund analysts and ratings agencies;
provided that such disclosure is limited to the information that the Investment
Managers believe is reasonably necessary in connection with the services to be provided.

         Before any disclosure of Confidential Portfolio Information to unaffiliated third parties is permitted, however, the Investment Manager's Chief
Compliance Officer (or persons designated by the Investment Manager's Chief
Compliance Officer) must determine that, under the circumstances, disclosure is in or not opposed to the best interests of the relevant Portfolio's shareholders. Furthermore, the unaffiliated recipient of Confidential Portfolio
Information must be subject to a written confidentiality agreement. The
Investment Managers may not receive any compensation or other consideration for disclosing the Confidential Portfolio Information.

         Exceptions to these procedures may be made with the approval of the
Trust's Chief Executive Officer and Chief Compliance Officer if the recipients are subject to a confidentiality agreement. All exceptions must be reported to the Board of Trustees. The Investment Managers shall have primary responsibility for ensuring that a Portfolio's portfolio holdings information is only disclosed in accordance with these policies. As part of this responsibility, the
Investment Managers must maintain such internal informational barriers as they believe are reasonably necessary for preventing the unauthorized disclosure of
Confidential Portfolio Information. The Trust's Chief Compliance Officer shall confirm at least annually that the Investment Managers' procedures and/or processes are reasonably designed to comply with these policies regarding the disclosure of portfolio holdings.

                                       54

                                 NET ASSET VALUE

         As indicated in the Prospectus under the heading "How Portfolio Shares
Are Priced," the net asset value ("NAV") of a Portfolio's shares is determined by dividing the total value of a Portfolio's portfolio investments and other assets attributable to that Portfolio, less any liabilities, by the total number of shares outstanding of that Portfolio.

         For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, at the mean between representative bid and asked quotations obtained from a quotation reporting system, established market makers or a pricing service. For Nasdaq traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (NOCP) instead of the last reported sales price. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

         Investments initially valued in foreign currencies are converted to
U.S. dollars using foreign exchange rates obtained from pricing services. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of foreign currencies in relation to the U.S. dollar. The value of securities traded in foreign markets or denominated in foreign currencies may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to buy, redeem or exchange shares. In particular, calculation of the NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

         Portfolio shares are valued as of the close of regular trading (the
"NYSE Close") on the New York Stock Exchange (normally, 4:00 p.m., Eastern time), on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolios normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE
Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolios or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

         In unusual circumstances, instead of valuing securities in the usual manner, the Portfolios may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by the Adviser or the Sub-Adviser. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

         The Trust expects that the holidays upon which the New York Stock
Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr.
Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day, and Christmas Day.

                                    TAXATION

         The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications.
Shareholders should consult qualified tax advisors regarding their investment in a Portfolio.

                                       55

TAXATION OF THE PORTFOLIOS

         Each Portfolio intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders a Portfolio must, among other things:

         (a) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

         (b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends
         paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

         (c) diversify its holdings so that, at the end of each quarter of the
         Portfolio's taxable year, (i) at least 50% of the market value of the
         Portfolio's total assets is represented by cash and cash items, U.S.
         Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Portfolio's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's total assets is invested (x) in the securities (other than those of the
         U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses, or
         (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Portfolio's investments in loan participations, the Portfolio shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004
(the "2004 Act"), provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii)
that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

DISTRIBUTIONS

         As a regulated investment company, a Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income and on its net capital gains (i.e., any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Portfolio as capital gain dividends ("Capital Gain
Dividends"), if any, that it distributes to its shareholders in a timely manner.
Each Portfolio intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any Capital Gain
Dividends. Amounts not distributed by a Portfolio in a timely manner in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Portfolio must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital

                                       56

gains in excess of its capital losses (and adjusted for certain ordinary losses)
for the twelve month period ending on October 31 of the calendar year, and (3)
all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on
December 31 of the calendar year if it is declared by a Portfolio in October,
November or December of that year to shareholders of record on a date in such a month and paid by a Portfolio during January of the following year. Each
Portfolio intends to make its distributions in accordance with the calendar year distribution requirement.

         Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Portfolio, regardless of whether received in cash or reinvested in additional shares. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.
Distributions received by tax-exempt shareholders generally will not be subject to federal income tax to the extent permitted under applicable tax law.

         All shareholders must treat dividends (other than Capital Gains
Dividends, as defined below, exempt-interest dividends, if any, and dividends that represent a return of capital to shareholders) as ordinary income. In particular, distributions derived from short-term gains will be treated as ordinary income. Dividends, if any, derived from interest on certain U.S.
Government securities may be exempt from state and local taxes, but interest on mortgage-backed U.S. Government securities is generally not so exempt. Each
Portfolio will advise shareholders annually of the amount and nature of the dividends paid to them. For taxable years beginning on or before December 31,
2008, distributions of investment income designated by a Portfolio as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Portfolio level. The
Portfolios do not expect a significant portion of Portfolio distributions to be derived from qualified dividend income. The tax status of each Portfolio and the distributions which it may make are summarized in the Prospectus under the captions "Portfolio Distributions" and "Tax Consequences."

         Distributions of Capital Gains Dividends are taxable as long-term capital gains, regardless of how long the shareholder has held a Portfolio's shares, and are not eligible for the dividends received deduction. Long-term capital gains rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% tax brackets - for taxable years beginning on or before December 31, 2008. Any distributions that are not from a Portfolio's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders that is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares, or, in some cases, as capital gain. A return of capital that is not taxable to a shareholder has the effect of reducing the shareholder's basis in the shares.

         A Portfolio that invests in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. A Portfolio's investment in other investment companies could therefore affect the amount, timing and character of distributions to its shareholders.

         Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Portfolio are generally subject to federal income tax as described herein to the extent they do not exceed the Portfolio's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Portfolio reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Portfolio's net asset value also reflects unrealized losses.

SALES, EXCHANGES OR REDEMPTIONS OF SHARES

         Upon the disposition of shares of a Portfolio (whether by sale, exchange or redemption), a shareholder will generally realize a gain or loss.
Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period

                                       57

for the shares. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss.
However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received)
by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Portfolio shares will be disallowed if other substantially identical shares of the Portfolio are purchased within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. As noted above, long-term capital gains rates applicable to individuals have been temporarily reduced - in general, to
15%, with lower rates applying to taxpayers in the 10% and 15% tax brackets -
for taxable years beginning on or before December 31, 2008.

BACKUP WITHHOLDING

         A Portfolio generally is required to withhold and remit to the U.S.
Treasury Department a percentage of all taxable dividends and other distributions payable to and the proceeds of share sales, exchanges, or redemptions made by shareholders who fail to provide the Portfolio with their correct taxpayer identification number, who fail to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The backup withholding tax rate is 28%
for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

         In order for a foreign investor to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties, the foreign investors must comply with special certification and filing requirements. Foreign investors in a Portfolio should consult their tax advisers with respect to the application of these requirements.

CATASTROPHE BONDS

         The proper tax treatment of income or loss realized by the retirement or sale of certain catastrophe bonds is unclear. The Portfolios will report such income or loss as capital or ordinary income or loss in a manner consistent with any Internal Revenue Service position on the subject following the publication of such a position. Gain or loss from the sale or exchange of preferred stock indexed to the price of a natural resource is expected to be capital gain or loss to the Portfolios.

OPTIONS, FUTURES, FORWARD CONTRACTS AND SWAP AGREEMENTS

         To the extent such investments are permissible for a Portfolio, the
Portfolio's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the
Portfolio, defer losses to the Portfolio, cause adjustments in the holding periods of the Portfolio's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

         Certain of a Portfolio's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Portfolio's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Portfolio's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Portfolio's book income is less

                                       58

than taxable income, the Portfolio could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

FOREIGN CURRENCY TRANSACTIONS

         A Portfolio's transactions in foreign currencies, foreign
currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

FOREIGN TAXATION

         Income received by the Portfolios from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.
Shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser and the Sub-Adviser intend to manage the Portfolios with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so.

SHORT SALES

         The Portfolios may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Portfolio, which is taxed as ordinary income when distributed to shareholders.

PASSIVE FOREIGN INVESTMENT COMPANIES

         Investment by a Portfolio in certain "passive foreign investment companies" ("PFICs") could subject the Portfolio to a U.S. federal income tax
(including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Portfolio shareholders. However, a Portfolio may elect to treat a PFIC as a "qualified electing fund" ("QEF election"), in which case the Portfolio will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Portfolio also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Portfolio to avoid taxation. Making either of these elections therefore may require the Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Portfolio's total return.

ORIGINAL ISSUE DISCOUNT AND PAY-IN-KIND SECURITIES

         Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Portfolio holding the security receives no interest payment in cash on the security during the year.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio may be
(and all zero-coupon debt obligations acquired by a Portfolio will be) treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt

                                       59

securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

         Inflation-indexed bonds are potentially subject to original issue discount rules. Specifically, if the principal of inflation-indexed bonds is adjusted based on inflation, the amount of the adjustment will be considered OID paid and will be considered taxable income, even though the Portfolio holding the bond will not receive the cash for the adjustment of the principal until the bond matures.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Portfolio may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

         Inflation-indexed bonds are potentially subject to original issue discount rules. Specifically, it the principal of inflation-indexed bonds is adjusted based on inflation, the amount of the adjustment will be considered original issue discount and paid will be considered taxable income, even though a Portfolio holding the bond will not receive the cash for the adjustment of the principal until the bond matures.

         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Portfolio may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Portfolio will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Portfolio may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         Each Portfolio that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Portfolio actually received.
Such distributions may be made from the cash assets of the Portfolio or by liquidation of portfolio securities, if necessary. The Portfolio may realize gains or losses from such liquidations. In the event the Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

TAX SHELTER REPORTING REGULATIONS

         Under U.S. Treasury regulations, if a shareholder realizes a loss on disposition of Portfolio shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.
Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

NON-U.S. SHAREHOLDERS

         In general, dividends (other than Capital Gain Dividends) paid by a
Portfolio to a shareholder that is not a "U.S. person" within the meaning of the
Code (a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person

                                       60

directly, would not be subject to withholding. However, under the 2004 Act, effective for taxable years of the Portfolios beginning after December 31, 2004 and before January 1, 2008, a Portfolio will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a
10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Portfolio, and
(ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Portfolio. This provision will first apply to the Portfolios in their taxable years beginning on
November 1, 2005.

         If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

         The 2004 Act modifies the tax treatment of distributions from a
Portfolio that are paid to a foreign person and are attributable to gain from
"U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period)
USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31,
2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

         Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains
(and is not allowed a deduction for losses) realized on the sale of shares of a
Portfolio or on Capital Gain Dividends unless (i) such gain or Capital Gain
Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain
Dividend and certain other conditions are met, or (iii) the shares constitute
USRPIs or (effective for taxable years of the Portfolios beginning on November
1, 2005) the Capital Gain Dividends are paid or deemed paid on or before
December 31, 2007 and are attributable to gains from the sale or exchange of
USRPIs. Effective after December 31, 2004, and before January 1, 2008, if a
Portfolio is a U.S. real property holding corporation (as described above) the
Portfolio's shares will nevertheless not constitute USRPIs if the Portfolio is a
"domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

OTHER TAXATION

         Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such

                                       61

state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on
FNMA Certificates and GNMA Certificates). Each Portfolio will provide information annually to shareholders indicating the amount and percentage of its dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. The Trust is organized as a Massachusetts business trust. Under current law, so long as each Portfolio qualifies for the federal income tax treatment described above, it is believed that neither the Trust nor any Portfolio will be liable for any income or franchise tax imposed by
Massachusetts. Shareholders, in any event, are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio.

                                OTHER INFORMATION

CAPITALIZATION

         The Trust is a Massachusetts business trust established under an
Agreement and Declaration of Trust (the "Declaration of Trust") dated November
3, 1999. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio, each shareholder is entitled to receive his pro rata share of the net assets of that
Portfolio.

         Shares begin earning dividends on Portfolio shares the day after the
Trust receives the purchase payment from the shareholder. Net investment income from interest and dividends, if any, will be declared daily and distributed monthly to shareholders of record by the Portfolio. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. A
Portfolio's dividend and capital gain distributions will be paid only in cash.
Dividends will not be reinvested.

         Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the
Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the
Trustees. The Declaration of Trust also provides for indemnification out of a
Portfolio's property for all loss and expense of any shareholder investing in that Portfolio held liable on account of being or having been such a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Portfolio of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

VOTING RIGHTS

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes.
It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the
Trust. In the event that such a request was made, the Trust has represented that

                                       62

it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). Each series has identical voting rights except that each series has exclusive voting rights on any matter submitted to shareholders that relates solely to that series, and has separate voting rights on any matter submitted to shareholders in which the interests of one series differ from the interests of any other series. Each series has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that series. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect series, then only shareholders of the series affected shall be entitled to vote on the matter. The shares of the series will vote together except when the vote of a single series is required as specified above or otherwise by the 1940 Act.

         The Trust's shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of
Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

REDEMPTIONS IN KIND

         It is highly unlikely that shares would ever be redeemed in kind.
However, in consideration of the best interests of the remaining investors, and to the extent permitted by law, each Portfolio reserves the right to pay any redemption proceeds in whole or in part by a distribution in kind of securities held by that Portfolio in lieu of cash. When shares are redeemed in kind, the investor should expect to incur transaction costs upon the disposition of the securities received in the distribution. Each Portfolio agrees to redeem shares sold in cash up to the lesser of $250,000 or 1% of that Portfolio's net asset value during any 90-day period for any one registered investment adviser.

CERTAIN OWNERSHIP OF TRUST SHARES

         As of [______], 2005, no person owns of record or is known by the Trust to own beneficially 5% or more of the outstanding shares of any Portfolio.

         As of [______], 2005, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than 1 percent of each class of each
Portfolio and of the Trust as a whole.

CUSTODIAN

         State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas
City, Missouri 64105, serves as custodian of the assets of each Portfolio.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, Missouri 64105,
serves as the independent registered public accounting firm for the Portfolios.
PricewaterhouseCoopers LLP provides audit services, accounting assistance, and consultation in connection with SEC filings.

TRANSFER AGENT

         Boston Financial Data Services, 330 West 9th Street, Kansas City, MO
64105, serves as the Trust's transfer agent.

                                       63

LEGAL COUNSEL

         Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110
serves as legal counsel to the Trust.

REGISTRATION STATEMENT

         This Statement of Additional Information and the Prospectus do not
contain all of the information included in the Trust's registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

         Audited financial statements for each Portfolio, as of October 31,
2004, for the fiscal year then ended, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, each dated [______], 2004, are incorporated by reference to the Trust's October 31, 2004 Annual Report, filed electronically with the SEC on [_______], [____] (Accession No. [________]).

                                       64

                                   APPENDIX A

                        FIXED INCOME SHARES (THE "TRUST")

                              PROXY VOTING POLICIES

1.   It is the policy of the Trust that proxies should be voted in the interest of the shareholders of the appropriate series, as determined by those who are in the best position to make this determination. The Trust believes that the firms and/or persons purchasing and selling securities for the series and analyzing the performance of the series' securities are in the best position and have the information necessary to vote proxies in the best interests of the series and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the series, on the other.
     Accordingly, the Trust's policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the series.

2.   The Trust, for each series advised by PA Fund Management LLC ("PAFM"), delegates the responsibility for voting proxies to PAFM, which may in turn delegate such responsibility to the sub-adviser of the particular series.

3.   In certain circumstances, the Trust will not retain an adviser or sub-adviser to manage a series' portfolio. In such cases, the portfolio manager for the series, acting in his capacity as an officer of the Trust, will vote proxies for such a series in accordance with the proxy voting policies set forth hereto (which for all purposes of this policy shall be such portfolio manager's proxy voting policies).

4.   The party voting the proxies (i.e., the sub-adviser or portfolio manager)
     shall vote such proxies in accordance with such party's proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

5.   PAFM and each sub-adviser of a series of the Trust with proxy voting authority shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the Board of the Trust promptly after the adoption or amendment of any such policies (with initial policies adopted prior to August 6, 2003, being delivered no later than the next regularly scheduled meeting of the Board of the Trust).

6.   The party voting the proxy shall: (i) report on its activities at least annually to the Board; (ii) maintain such records and provide such voting information as is required for the Trust's regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 13 of Form N-1A; and (iii) shall provide such additional information as may be requested, from time to time, by the Board.

7.   This Proxy Voting Policy Statement (including Appendix A) and those of PAFM and each sub-adviser of a fund of the Trust with proxy voting authority for a series, shall be made available (i) without charge, upon request, by calling 1-800-426-0107 and (ii) on the Trust's website at
     www.pimcoadvisors.com. In addition, to the extent required by applicable law, the proxy voting policies of PAFM and each sub-adviser with proxy voting authority shall be included in the Trust's SAI.

                                       1

                         PA FUND MANAGEMENT LLC ("PAFM")

                         MUTUAL FUND PROXY VOTING POLICY

1.     It is the policy of PAFM that proxies should be voted in the interest of the shareholders of the applicable fund, as determined by those who are in the best position to make this determination. PAFM believes that the firms and/or persons purchasing and selling securities for the funds and analyzing the performance of the funds' securities are in the best position and have the information necessary to vote proxies in the best interests of the funds and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the fund, on the other.
       Accordingly, PAFM's policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the funds..

2.     PAFM, for each series of Fixed Income SHares ("FISH") which it acts as an investment adviser, delegates the responsibility for voting proxies to the sub-adviser for the respective series, subject to the terms hereof.

3.     For series for which there is no sub-adviser, the PAFM portfolio manager managing the series, acting in his capacity as an officer of FISH, shall vote the proxies for such series in accordance with the proxy voting policies set forth hereto (which for all purposes of this policy shall be such portfolio manager's proxy voting policies)

4.     The party voting the proxies (i.e., the sub-adviser or portfolio manager)
       shall vote such proxies in accordance with such party's proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

5.     PAFM and each sub-adviser of a series shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the Board of FISH promptly after the adoption or amendment of any such policies (with initial policies adopted prior to August 6, 2003, being delivered no later than the next regularly scheduled meeting of the Board of FISH).

6.     The party voting the proxy shall: (i) report on its activities at least annually to the FISH Board; (ii) maintain such records and provide such voting information as is required for FISH's regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 13 of Form N-1A; and (iii) shall provide such additional information as may be requested, from time to time, by the
       FISH Board.

7.     This Proxy Voting Policy Statement (including Appendix A) and those of each sub-adviser of a series advised by PAFM shall be available (i)
       without charge, upon request, by calling 1-800-426-0107 and (ii) on
       FISH's website at www.pimcoadvisors.com. In addition, to the extent required by applicable law, the proxy voting policies of PAFM, each sub-adviser and each other entity with proxy voting authority for a series advised by PAFM shall be included in the SAI for FISH.

                                       2

                    PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

                      PROXY VOTING POLICIES AND PROCEDURES

The following are general proxy voting policies and procedures ("Policies and
Procedures") adopted by Pacific Investment Management Company LLC ("PIMCO"), an
investment adviser registered under the Investment Advisers Act of 1940, as amended ("Advisers Act").(1) PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act") and separate investment accounts for other clients.(2) These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission ("SEC") and
interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO's Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974
("ERISA"), as set forth in the Department of Labor's rules and regulations.(3)

PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies. PIMCO's authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client's assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.(4)

Set forth below are PIMCO's Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.

GENERAL STATEMENTS OF POLICY

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO's clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

PIMCO may abstain from voting a client proxy under the following circumstances:
(1) when the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

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(1) These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003. See Proxy Voting by Investment
Advisers, IA Release No. 2106 (January 31, 2003).

(2) These Policies and Procedures address proxy voting considerations under U.S.
law and regulations and do not address the laws or requirements of other jurisdictions.

(3) Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If a
client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client's account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to
PIMCO of this retention.

(4) For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients.

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CONFLICTS OF INTEREST

PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client's best interest by pursuing any one of the following courses of action:

         1.       convening an ad-hoc committee to assess and resolve the
                  conflict;(5)

         2.       voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

         3.       voting the proxy in accordance with the recommendation of an independent third-party service provider;

         4.       suggesting that the client engage another party to determine how the proxies should be voted;

         5.       delegating the vote to an independent third-party service
                  provider; or

         6.       voting in accordance with the factors discussed in these
                  Policies and Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.

REPORTING REQUIREMENTS AND THE AVAILABILITY OF PROXY VOTING RECORDS

Except to the extent required by applicable law or otherwise approved by PIMCO,
PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to
PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client's proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these
Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how
PIMCO voted that client's proxies is available upon request.

PIMCO RECORD KEEPING

PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c)
of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC's
Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.

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5 Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

                                       4

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

REVIEW AND OVERSIGHT

PIMCO's proxy voting procedures are described below. PIMCO's Compliance Group will provide for the supervision and periodic review, no less than on a quarterly basis, of its proxy voting activities and the implementation of these
Policies and Procedures.

Because PIMCO has contracted with State Street Investment Manager Solutions, LLC
("IMS West") to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS
West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

         1. Transmit Proxy to PIMCO. IMS West will forward to PIMCO's Middle
Office Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

         2. Conflicts of Interest. PIMCO's Middle Office Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to the appropriate portfolio manager for consideration. However, if a conflict does exist, PIMCO's Middle
Office Group will seek to resolve any such conflict in accordance with these
Policies and Procedures.

         3. Vote. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO's Middle Office Group.

         4. Review. PIMCO's Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO's Middle
Office Group will forward the voted proxy back to IMS West with the portfolio manager's decision as to how it should be voted.

         5. Transmittal to Third Parties. IMS West will document the portfolio manager's decision for each proxy received from PIMCO's Middle Office Group in a format designated by the custodian bank or other third party service provider.
IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO's response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

         6. Information Barriers. Certain entities controlling, controlled by, or under common control with PIMCO ("Affiliates") may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO's agents are prohibited from disclosing information regarding PIMCO's voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

CATEGORIES OF PROXY VOTING ISSUES

In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders' best interests, and therefore in the

                                       5

best economic interest of PIMCO's clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of
PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client's proxies.

         BOARD OF DIRECTORS

         1. Independence. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

         2. Director Tenure and Retirement. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board's stability and continuity.

         3. Nominations in Elections. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer's securities.

         4. Separation of Chairman and CEO Positions. PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board's ability to review and oversee management's actions; and (ii) any potential effect on the issuer's productivity and efficiency.

         5. D&O Indemnification and Liability Protection. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director's legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

         6. Stock Ownership. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i)
the benefits of additional vested interest in the issuer's stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

         PROXY CONTESTS AND PROXY CONTEST DEFENSES

         1. Contested Director Nominations. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election:
(i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management's track record; (iv) the issuer's long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

         2. Reimbursement for Proxy Solicitation Expenses. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

         3. Ability to Alter the Size of the Board by Shareholders. PIMCO may
consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

                                       6

         4. Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.

         5. Cumulative Voting. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director's ability to work for all shareholders.

         6. Supermajority Shareholder Requirements. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer's charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

         TENDER OFFER DEFENSES

         1. Classified Boards. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii)
promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

         2. Poison Pills. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

         3. Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv)
whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

         CAPITAL STRUCTURE

         1. Stock Authorizations. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

         2. Issuance of Preferred Stock. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

         3. Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer's existing authorized shares; and (ii) the industry that the issuer is in and the issuer's performance in that industry.

         4. Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer's existing authorized stock; and (ii) issues related to delisting the issuer's stock.

                                       7

         EXECUTIVE AND DIRECTOR COMPENSATION

         1. Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii)
whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v)
whether the stock option plan has certain other embedded features.

         2. Director Compensation. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer's shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

         3. Golden and Tin Parachutes. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

         STATE OF INCORPORATION

         State Takeover Statutes. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer's board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

         MERGERS AND RESTRUCTURINGS

         1. Mergers and Acquisitions. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price;
(iii) prospects of the combined companies; (iv) how the deal was negotiated; and
(v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer's shareholders.

         2. Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management's efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

         INVESTMENT COMPANY PROXIES

For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client;
(ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

                                       8

         1. Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i)
board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and
(iv) the fund's performance.

         2. Converting Closed-end Fund to Open-end Fund. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund's shares; (iv) past shareholder activism; (v) board activity; and (vi)
votes on related proposals.

         3. Proxy Contests. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

         4. Investment Advisory Agreements. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective;
(iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

         5. Policies Established in Accordance with the 1940 Act. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments;
and (iv) current and potential returns and risks.

         6. Changing a Fundamental Restriction to a Non-fundamental Restriction.
PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund's portfolio.

         7. Distribution Agreements. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor's reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

         8. Names Rule Proposals. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the
1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

         9. Disposition of Assets/Termination/Liquidation. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund's past performance; and (iii) the terms of the liquidation.

         10. Changes to Charter Documents. PIMCO may consider the following when voting on a proposal to change a fund's charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

         11. Changing the Domicile of a Fund. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.

         12. Change in Fund's Subclassification. PIMCO may consider the following when voting on a change in a fund's subclassification from diversified to non-diversified or to permit concentration in an industry: (i)

                                       9

potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

         DISTRESSED AND DEFAULTED SECURITIES

         1. Waivers and Consents. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i)
likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

         2. Voting on Chapter 11 Plans of Liquidation or Reorganization. PIMCO
may consider the following when determining whether to vote for or against a
Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

         MISCELLANEOUS PROVISIONS

         1. Such Other Business. Proxy ballots sometimes contain a proposal granting the board authority to "transact such other business as may properly come before the meeting." PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to "transact such other business as may properly come before the meeting": (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO's responsibility to consider actions before supporting them.

         2. Equal Access. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

         3. Charitable Contributions. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer's resources that could have been used to increase shareholder value.

         4. Special Interest Issues. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management's responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client's instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

                                       10

                 ALLIANZ DRESDNER DAILY ASSET FUND (THE "FUND")
                                   PROSPECTUS

                                  MARCH 1, 2005

THE FUND IS A SERIES OF FIXED INCOME SHARES ("FISH").

This Prospectus explains what you should know about the Fund before you invest.
Please read it carefully.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS RUTHFUL OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return Summary                                                          3
Summary of Principal Risks                                                   6
Management of the Fund                                                       7
Purchases and Redemptions                                                    9
How Portfolio Shares are Priced                                              11
Portfolio Distributions                                                      11
Tax Consequences                                                             11
Characteristics and Risks of Securities and Investment Techniques            13
Financial Highlights                                                         15

ALLIANZ DRESDNER DAILY ASSET FUND
Risk/Return Summary

The following summary identifies the investment objective, principal investments and strategies, principal risks, performance information and fees and expenses of the Fund. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Fund begins on page 6.

The Fund has been established primarily for the investment and reinvestment of cash collateral on behalf of lenders participating in the securities lending program administered by the New York Branch of Dresdner Bank AG ("Dresdner
Bank"), the parent company of Dresdner Advisors LLC, the Fund's investment adviser.

INVESTMENT OBJECTIVE    Seeks a high level of current income consistent with
                        liquidity and the preservation of capital.

PRINCIPAL               The Fund seeks to achieve its investment objective by
INVESTMENTS AND         investing in money market instruments that are rated in
STRATEGIES              the highest rating category at the time of investment by
                        at least two major rating agencies (or by one major
                        rating agency, if only one major agency has issued a
                        rating) or unrated but considered by the Fund's
                        investment adviser to be of comparable quality.

                        The Fund's investments will comply with applicable rules
                        governing the quality, maturity and diversification of
                        securities held by money market funds. Accordingly, the
                        Fund may only invest in U.S. dollar denominated
                        securities that mature in 397 days or less and must
                        maintain a dollar weighted average portfolio maturity of
                        90 days or less. Securities that do not satisfy the
                        maturity restrictions for a money market fund may be
                        specifically structured so that they are eligible
                        investments for money market funds. For example, some
                        securities have features which have the effect of
                        shortening the security's maturity.

MONEY MARKET            The Fund may invest in the following types of money
INSTRUMENTS             market instruments:

                        o Short-term U.S. Government Securities. U.S. Government
                        Securities include securities issued or guaranteed by
                        the U.S. Government, its agencies or
                        government-sponsored enterprises.
                        o Short-term securities issued or guaranteed by the
                        governments of foreign countries.
                        o Short-term corporate debt securities of U.S. and
                        foreign issuers.
                        o Obligations of U.S. and foreign banks and savings and
                        loan associations, including certificates of deposit,
                        bankers' acceptances and time deposits.
                        o Commercial paper of U.S. and foreign issuers
                        (including asset-backed commercial paper).
                        o Repurchase agreements, which are agreements to buy
                        securities at one price with a simultaneous agreement to
                        sell back the securities at a future date at an agreed
                        upon price.
                        o Short-term asset-backed securities, which are
                        generally securities that are backed by pools of assets,
                        such as anticipated commercial or consumer finance
                        loans.
                        o Other high-quality short-term obligations, including
                        loan participations, variable and floating rate
                        instruments, standby commitments, demand instruments,
                        when-issued securities, forward commitments and funding
                        agreements.

                                      -3-

                        The Fund may invest in illiquid securities, restricted
                        securities and Rule 144A securities, subject to the
                        Fund's limitation to not invest more than 10% of its
                        assets in illiquid securities.

                        The Fund may invest in other investment companies.

                        The Fund may invest more than 25% of its total assets in
                        securities or obligations of issuers in the financial
                        services industries.

PRINCIPAL RISKS         An investment in the Fund is not a deposit of a bank and
                        is not guaranteed or insured by the Federal Deposit
                        Insurance Corporation or any other government agency.
                        Although the Fund seeks to preserve the value of your
                        investment at $1.00 per share, it is possible to lose
                        money by investing in the Fund. Among the principal
                        risks of investing in the Fund which could adversely
                        affect its net asset value, yield and total return are:

                           o Interest Rate Risk      o Management Risk
                           o Credit Risk             o Financial Services Industry Risk
                           o Market Risk
                           o Issuer Risk

                         Please see "Summary of Principal Risks" following the
                         Fund Summary for a description of these and other risks
                         of investing in the Fund.

PERFORMANCE              The Fund recently commenced operations and does not yet
INFORMATION              have a full calendar year of performance. Thus, no bar
                         chart or Average Annual Total Returns table is included
                         for the Fund.

                                      -4-

FEES AND EXPENSES     These tables describe the fees and expenses you will
OF THE FUND           pay if you buy and hold shares of the Fund:

                      SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                 Maximum Sales Charge (Load)          Maximum Contingent Deferred Sales
                                                 Imposed on Purchases (as a           Charge (Load) (as a percentage of
                                                 percentage of offering price)        original purchase price)
                     --------------------------------------------------------------------------------------------------------

                     Allianz Dresdner Daily
                     Asset Fund                  0%                                   0%
                     --------------------------------------------------------------------------------------------------------

                       ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                       Total Annual      Fee Waiver/
                                     Distribution                          Fund           Expense
                       Advisory     and/or Service        Other          Operating        Reimburse-      Net Operating
                         Fees(1)     (12b-1) Fees       Expenses(2)      Expenses(1)        ment            Expenses
                     --------------------------------------------------------------------------------------------------------

                          --%             --%                                                                   --%
                     --------------------------------------------------------------------------------------------------------
                     --------------------------------------------------------------------------------------------------------

                     (1) The Fund's investment adviser has contractually agreed, for the period ________ through ________ to waive advisory fees or pay all or a portion of certain of the Fund's other operating expenses so that the Fund's net operating
                     expenses do not exceed ____%.

                     (2) Other Expenses of the Fund used in the tables above are based on estimated amounts for the Fund's current fiscal
                     year. Other Expenses include a 0.030% Administrative Fee.

                     EXAMPLES: The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of
                     investing in other mutual funds. The Examples assume that
                     you invest $10,000 in the shares of the Fund for the time
                     periods indicated and then redeem all your shares at the
                     end of those periods. The Examples also assume that your
                     investment has a 5% return each year, the reinvestment of
                     all dividends and distributions, and that the Fund's
                     operating expenses remain the same. Although your actual
                     costs may be higher or lower, the Examples show what your
                     costs would be based on these assumptions.

                                                        Year 1            Year 3              Year 5               Year 10
                     ---------------------------------------------------------------------------------------------------------

                     Allianz Dresdner Daily Asset
                     Fund                            $                  $                    $                     $
                     ---------------------------------------------------------------------------------------------------------

                                      -5-

                        Summary of Principal Risks

                        The factors that are most likely to have a material
                        effect on the Fund's portfolio as a whole are called
                        "principal risks." The principal risks of the Fund are
                        identified in the Fund Summary and are described in this
                        section. The Fund may be subject to additional principal
                        risks and risks other than those described below because
                        the types of investments made by the Fund can change
                        over time. Securities and investment techniques
                        mentioned in this summary and described in greater
                        detail under "Characteristics and Risks of Securities
                        and Investment Techniques" appear in BOLD TYPE. That
                        section and "Investment Objectives and Policies" in the
                        Statement of Additional Information relating to the Fund
                        also include more information about the Fund, its
                        investments and the related risks. There is no guarantee
                        that the Fund will be able to achieve its investment
                        objective.
INTEREST RATE
RISK                    As interest rates rise, the value of fixed income
                        securities held by the Fund are likely to decrease.
                        Securities with longer durations tend to be more
                        sensitive to changes in interest rates, usually making
                        them more volatile than securities with shorter
                        durations.

CREDIT RISK             The Fund could lose money if the issuer or guarantor of
                        a fixed income security, or the counterparty to a
                        REPURCHASE AGREEMENT, is unable or unwilling to make
                        timely principal and/or interest payments, or to
                        otherwise honor its obligations.

MARKET RISK             The market price of securities owned by the Fund may go
                        up or down, sometimes rapidly or unpredictably.
                        Securities may decline in value due to factors affecting
                        securities markets generally or particular industries
                        represented in the securities markets. The value of a
                        security may decline due to general market conditions
                        which are not specifically related to a particular
                        company, such as real or perceived adverse economic
                        conditions, changes in the general outlook for corporate
                        earnings, changes in interest or currency rates or
                        adverse investor sentiment generally. They may also
                        decline due to factors which affect a particular
                        industry or industries, such as labor shortages or
                        increased production costs and competitive conditions
                        within an industry. Equity securities generally have
                        greater price volatility than fixed income securities.

ISSUER RISK             The value of a security may decline for a number of
                        reasons which directly relate to the issuer, such as
                        management performance, financial leverage and reduced
                        demand for the issuer's goods or services.

MANAGEMENT
RISK                    The Fund is subject to management risk because it is an
                        actively managed investment portfolio. Dresdner Advisors
                        LLC will apply investment techniques and risk analyses
                        in making investment decisions for the Fund, but there
                        can be no guarantee that these will produce the desired
                        results.

FINANCIAL               Financial services companies are highly dependent on the
SERVICES INDUSTRY       supply of short-term financing. Credit losses resulting
RISK                    from financial difficulties of borrowers can negatively
                        affect the financial services industries. The value of
                        securities of issuers in the financial services
                        industries can be sensitive to changes in government
                        regulation and interest rates and to economic downturns
                        in the United States and abroad. Because the Fund may
                        invest more than 25% of its assets in securities of
                        issuers in the financial services industries, the Fund
                        may be affected more adversely than similar funds by
                        changes affecting these industries.

                                      -6-

                            Management of the Fund

INVESTMENT ADVISER          Dresdner Advisors LLC ("Dresdner Advisors") serves
                            as the investment adviser for the Fund. Subject to
                            the supervision of the Board of Trustees, Dresdner
                            Advisors is responsible for managing the investment
                            activities of the Fund. Dresdner Advisors, a
                            wholly-owned subsidiary of the New York Branch of
                            Dresdner Bank AG ("Dresdner Bank"), is located at
                            1301 Avenue of the Americas, New York, NY 10019. As
                            of December 31, 2004, Dresdner Advisors had
                            approximately $270 million in assets under
                            management.

ADVISORY FEES               As investment adviser to the Fund, Dresdner Advisors
                            receives a fee from the Fund at the annual rate of
                            0.0175% of the Fund's average daily net assets.

INDIVIDUAL PORTFOLIO        Charles H. Dedekind and John Bilello of Dresdner
MANAGERS                    Advisors, have primary responsibility for managing
                            the Fund. Prior to joining Dresdner Advisors in
                            2002, Messrs. Dedekind and Bilello spent five years
                            at Deutsche Bank as the co-heads of the US Dollar
                            Investment Desk responsible for the performance of
                            an $80 billion portfolio which consisted of
                            separately managed accounts, ERISA and 2a7 type
                            funds. Messrs. Dedekind and Bilello are both
                            Directors of Dresdner Advisors.

ADMINISTRATOR               PA Fund Management LLC (formerly PIMCO Advisors Fund
                            Management LLC) ("PAFM") serves as administrator to
                            the Fund and is responsible for managing the Fund's
                            business affairs and other administrative matters.
                            PAFM, an indirect subsidiary of Allianz Global
                            Investors of America L.P., is located at 1345 Avenue
                            of Americas, New York, NY 10105. Organized in 2000
                            as a subsidiary successor in the restructuring of a
                            business originally organized in 1987, PAFM provides
                            investment management and advisory services to
                            private accounts of institutional and individual
                            clients and to open-end and closed-end investment
                            company clients. As of December 31, 2004, PAFM and
                            its investment management affiliates had
                            approximately $        billion in assets under
                            management.

ADMINISTRATIVE FEES         As administrator to the Fund, PAFM receives a fee
                            from the Fund at an annual rate of 0.030% of the
                            Fund's average daily net assets.

DISTRIBUTOR                 The Fund's principal underwriter is PA Distributors
                            LLC (the "Distributor" or "PAD"), an indirect
                            subsidiary of Allianz Global Investors of America
                            L.P. The Distributor, located at 2187 Atlantic
                            Street, Stamford, Connecticut 06902, is a
                            broker-dealer registered with the Securities and
                            Exchange Commission (the "SEC").

REGULATORY MATTERS          On September 13, 2004, the SEC announced that PAFM,
AND LITIGATION              PAD and an advisory affiliate had agreed to a
                            settlement of charges that they and certain of their
                            officers had, among other things, violated various
                            antifraud provisions of the federal securities laws
                            in connection with an alleged market-timing
                            arrangement involving trading of shares of certain
                            open-end funds advised or distributed by PAFM, PAD
                            or certain of their affiliates. In the SEC
                            settlement, PAFM, PAD and an advisory affiliate
                            consented to the entry of an order by the SEC and,
                            without admitting or denying the findings contained
                            in the order, agreed to implement certain compliance
                            and governance changes and consented to
                            cease-and-desist orders and censures. In addition,
                            PAFM, PAD and their affiliate agreed to pay civil
                            money penalties in the amount of $40 million and to
                            pay disgorgement in the amount of $10 million, for
                            an aggregate payment of $50 million. In connection
                            with the settlement, PAFM, PAD and their affiliate
                            have been dismissed from the related complaint filed
                            by the SEC on May 6, 2004 in the U.S. District Court
                            in the Southern District of New

                                      -7-

                            York. Neither the complaint nor the order alleges
                            any inappropriate activity took place with respect
                            to the Fund.

                            In a related action on June 1, 2004, the Attorney
                            General of the State of New Jersey (the "NJAG")
                            announced that it had entered into a settlement
                            agreement with PAD, an advisory affiliate of PAD,
                            and Allianz Global Investors of America L.P.
                            (formerly Allianz Dresdner Asset Management of
                            America L.P., "AGI"), an indirect parent of PAFM and
                            an affiliate of Dresdner Advisors, in connection
                            with a complaint filed by the NJAG. In the
                            settlement, AGI, PAD and the other named affiliate
                            neither admitted nor denied the allegations or
                            conclusions of law, but did agree to pay New Jersey
                            a civil fine of $15 million and $3 million for
                            investigative costs and further potential
                            enforcement initiatives against unrelated parties.
                            They also undertook to implement certain governance
                            changes. The complaint relating to the settlement
                            contained allegations arising out of the same
                            matters that were the subject of the SEC order
                            regarding market-timing described above.

                            On September 15, 2004, the SEC announced that PAFM,
                            PAD and an advisory affiliate had agreed to settle
                            an enforcement action in connection with charges
                            that they violated various antifraud and other
                            provisions of federal securities laws as a result
                            of, among other things, their failure to disclose to
                            the board of trustees and shareholders of various
                            open-end funds advised or distributed by PAFM, PAD
                            and their affiliate material facts and conflicts of
                            interest that arose from their use of brokerage
                            commissions on portfolio transactions to pay for
                            so-called "shelf space" arrangements with certain
                            broker-dealers. In their settlement with the SEC,
                            PAFM, PAD and their affiliate consented to the entry
                            of an order by the SEC without admitting or denying
                            the findings contained in the order. In connection
                            with the settlement, PAFM, PAD and their affiliate
                            agreed to undertake certain compliance and
                            disclosure reforms and consented to cease-and-desist
                            orders and censures. In addition, PAFM, PAD and
                            their affiliate agreed to pay a civil money penalty
                            of $5 million and to pay disgorgement of
                            approximately $6.6 million based upon the aggregate
                            amount of brokerage commissions alleged to have been
                            paid by such open-end funds in connection with these
                            shelf-space arrangements (and related interest). In
                            a related action, the California Attorney General
                            announced on September 15, 2004 that it had entered
                            into an agreement with PAD in resolution of an
                            investigation into matters that are similar to those
                            discussed in the SEC order. The settlement agreement
                            resolves matters described in a complaint filed
                            contemporaneously by the California Attorney General
                            in the Superior Court of the State of California
                            alleging, among other things, that PAD violated
                            certain antifraud provisions of California law by
                            failing to disclose matters related to the
                            shelf-space arrangements described above. In the
                            settlement agreement, PAD did not admit to any
                            liability but agreed to pay $5 million in civil
                            penalties and $4 million in recognition of the
                            California Attorney General's fees and costs
                            associated with the investigation and related
                            matters. Neither the SEC order nor the California
                            Attorney General's complaint alleges any
                            inappropriate activity took place with respect to
                            the Fund.

                            Since February 2004, PAFM, PAD and certain of their
                            affiliates and employees have been named as
                            defendants in a total of 14 lawsuits filed in one of
                            the following: U.S. District Court in the Southern
                            District of New York, the Central District of
                            California and the Districts of New Jersey and
                            Connecticut. Ten of those lawsuits concern "market
                            timing," and they have been transferred to and
                            consolidated for pre-trial proceedings in the U.S.
                            District Court for the District of Maryland; the
                            remaining four of those lawsuits concern "revenue
                            sharing" with allegations of brokers offering "shelf
                            space" and have been consolidated into a single
                            action in the U.S. District Court for the District
                            of Connecticut. The lawsuits have been commenced as
                            putative class actions on behalf of investors who
                            purchased, held or redeemed shares of affiliated
                            funds during specified periods or as derivative
                            actions on behalf of the funds. The lawsuits
                            generally relate to the same facts that are the
                            subject of the regulatory proceedings discussed
                            above. The lawsuits seek, among other things,
                            unspecified compensatory damages plus interest and,
                            in some cases, punitive damages, the rescission of
                            investment advisory contracts, the return of fees
                            paid under those contracts and restitution. The Fund
                            is a series of Fixed Income SHares, also

                                      -8-

                            referred to herein as "FISH," which has been named
                            in four of the market timing class actions. PAFM and
                            PAD believe that other similar lawsuits may be filed
                            in federal or state courts naming as defendants
                            PAFM, PAD, FISH, other open- and closed-end funds
                            advised or distributed by PAFM, PAD and/or their
                            affiliates, the boards of trustees of those funds,
                            and/or other affiliates and their employees.

                            Under Section 9(a) of the 1940 Act, if any of the
                            various regulatory proceedings or lawsuits were to
                            result in a court injunction against PAFM, PAD, AGI
                            and/or their affiliates, they and their affiliates
                            (including Dresdner Advisors) would, in the absence
                            of exemptive relief granted by the SEC, be barred
                            from serving as an investment adviser/sub-adviser or
                            principal underwriter for any registered investment
                            company, including FISH. In connection with an
                            inquiry from the SEC concerning the status of the
                            New Jersey settlement described above under Section
                            9(a), PAFM, PAD, Dresdner Advisors and certain of
                            their affiliates (together, the "Applicants") have
                            sought exemptive relief from the SEC under Section
                            9(c) of the 1940 Act. The SEC has granted the
                            Applicants a temporary exemption from the provisions
                            of Section 9(a) with respect to the New Jersey
                            settlement until the earlier of (i) September 13,
                            2006 and (ii) the date on which the SEC takes final
                            action on their application for a permanent order.
                            There is no assurance that the SEC will issue a
                            permanent order.

                            In addition, it is possible that these matters
                            and/or other developments resulting from these
                            matters could lead to increased Fund redemptions or
                            other adverse consequences to the Fund and its
                            shareholders. However, PAFM, Dresdner Advisors and
                            PAD believe that these matters are not likely to
                            have a material adverse effect on the Fund or on
                            PAFM's, Dresdner Advisor's or PAD's ability to
                            perform their respective administration, investment
                            advisory or distribution services relating to the
                            Fund.

                            The foregoing speaks only as of the date of this
                            Prospectus. While there may be additional litigation
                            or regulatory developments in connection with the
                            matters discussed above, the foregoing disclosure of
                            litigation and regulatory matters will be updated
                            only if those developments are likely to have a
                            material adverse effect on the Fund of the ability
                            of PAFM, PAD or Dresdner Advisors to perform their
                            respective contracts with respect to the Fund.

                         Purchases and Redemptions

PURCHASING AND           Investors may purchase and redeem Fund shares at the
REDEEMING SHARES         Fund's net asset value without a sales charge or other
                         fee.

                         Shares of the Fund are offered to lenders (each, a
                         "Lender") participating in the securities lending
                         program administered by Dresdner Bank for the
                         investment and reinvestment of cash collateral.
                         Institutional investors other than program participants
                         may invest in the Fund. Dresdner Bank will effect all
                         purchases and redemptions on behalf of a Lender.
                         Dresdner Bank will also effect purchases and
                         redemptions for other institutional investors in the
                         Fund.

                         The Fund, which is intended for short-term investment
                         horizons, does not monitor for market timers or
                         prohibit such short-term trading activity. Although the
                         Fund is managed in a manner that is consistent with its
                         investment objective, frequent trading by shareholders
                         may disrupt its management and increase its expenses.

TIMING OF PURCHASE AND   A purchase order received by the transfer agent prior
REDEMPTION ORDERS AND    to the close of regular trading on the New York Stock
SHARE PRICE              Exchange (normally 4:00 p.m., Eastern Time) on a day
CALCULATIONS             the Fund is open for business, will be effected at that
                         day's net asset value. An order received after 4:00
                         p.m., Eastern Time will be effected at the net asset
                         value determined on the next business day.

                                      -9-

                         The Fund is "open for business" on each day the New
                         York Stock Exchange is open for trading. Purchase
                         orders will be accepted only on days on which the Fund
                         is open for business.

OTHER PURCHASE           Purchases of the Fund's shares will normally be made
INFORMATION              only in full shares, but may be made in fractional
                         shares under certain circumstances. Certificates for
                         shares will not be issued.

                         The Fund reserves the right, in its sole discretion, to
                         suspend the offering of shares of the Fund or to reject
                         any purchase order, in whole or in part, when, in the
                         judgment of management, such suspension or rejection is
                         in the best interests of the Fund.

OTHER REDEMPTION         Redemption requests for Fund shares are effected at the
INFORMATION              net asset value per share next determined after receipt
                         of a redemption request by the Fund. A redemption
                         request received by the transfer agent prior to 4:00
                         p.m., Eastern Time, on a day the Fund is open for
                         business, is effected on that day. A redemption request
                         received after that time is effected on the next
                         business day. The Fund may suspend the right of
                         redemption or postpone the payment date at times when
                         the New York Stock Exchange is closed, or during
                         certain other periods as permitted under the federal
                         securities laws.

VERIFICATION OF          To help the government fight the funding of terrorism
IDENTITY                 and money laundering activities, federal law requires
                         financial institutions to obtain, verify and record
                         identification information relating to certain persons
                         that open a new account. As a result, the Fund may be
                         required to obtain the following information for
                         certain persons that open a new account:

                         1. Name.
                         2. Date of birth (for individuals).
                         3. Residential or business street address.
                         4. Social security number, taxpayer identification
                            number, or other identifying number.

                         Additional information may be required to open
                         accounts for corporations and other entities.

                         After an account is opened, the Fund may restrict your
                         ability to purchase additional shares until your
                         identity is verified. The Fund also may close your
                         account AND REDEEM YOUR SHARES or take other
                         appropriate action if it is unable to verify your
                         identity within a reasonable time.

PORTFOLIO HOLDINGS       A description of the Fund's policies and procedures
DISCLOSURE POLICY        with respect to the disclosure of its portfolio
                         holdings is available in the Statement of Additional
                         Information.

                                      -10-

                         How Fund Shares are Priced

                         The net asset value ("NAV") of the Fund's shares is
                         determined by dividing the total value of the Fund's
                         investments and other assets, less any liabilities, by
                         the total number of shares outstanding of the Fund.
                         Fund shares are valued as of the close of regular
                         trading (usually 4:00 p.m. Eastern Time) on each day
                         that the New York Stock Exchange is open.

                         The Fund's securities are valued using the amortized
                         cost method of valuation, which involves valuing a
                         security at cost on the date of acquisition and
                         thereafter assuming a constant accretion of a discount
                         or amortization of a premium to maturity, regardless of
                         the impact of fluctuating interest rates on the market
                         value of the instrument. While this method provides
                         certainty in valuation, it may result in periods during
                         which the value, as determined by amortized cost, is
                         higher or lower than the price the Fund would receive
                         if it sold the security.

                         Fund Distributions

                         The Fund distributes substantially all of its net
                         investment income to shareholders in the form of
                         dividends. You begin earning dividends on the shares
                         the day after the Fund receives your purchase payment.
                         Dividends are declared daily and paid monthly.

                         In addition, the Fund distributes any net capital gains
                         it earns from the sale of portfolio securities to
                         shareholders investing in the Fund no less frequently
                         than annually. Net short-term capital gains may be paid
                         more frequently.

                         A shareholder may have distributions from the Fund
                         reinvested in the Fund or paid in cash.

                         Tax Consequences

                         TREATMENT AS A RIC. The Fund intends to elect to be
                         treated and to qualify each year for taxation as a
                         regulated investment company eligible for treatment
                         under the provisions of Subchapter M of the Internal
                         Revenue Code of 1986, as amended (the "Code"). If the
                         Fund so qualifies and satisfies certain distribution
                         requirements, the Fund will not be subject to federal
                         income tax on income distributed in a timely manner to
                         its shareholders in the form of dividends or capital
                         gains distributions.

                         TAXES ON FUND DISTRIBUTIONS. If you are subject to U.S.
                         federal income tax, you will be subject to tax on Fund
                         distributions whether you received them in cash or
                         reinvested them in additional shares of the Fund. For
                         federal income tax purposes, Fund distributions will be
                         taxable to you as either ordinary income or capital
                         gains.

                         Fund dividends (i.e., distributions of investment
                         income) are taxable to you generally as ordinary
                         income. Federal taxes on Fund distributions of gains
                         are determined by how long the Fund owned the
                         investments that generated the gains, rather than how
                         long you have owned your shares. Distributions of gains
                         from investments that the Fund owned for more than 12
                         months that are properly designated by the Fund as
                         capital gain dividends will generally be taxable to you
                         as long-term capital gains. Distributions of net
                         capital gains from investments that the Fund owned for
                         12 months or less will generally be taxable to you as
                         ordinary income. The Fund does not expect to distribute
                         gains taxable as long-term capital gains. For taxable
                         years beginning on or before December 31, 2008,
                         distributions of investment income designated by the
                         Fund as derived from

                                      -11-

                          "qualified dividend income" will be taxed in the hands
                          of individuals at the rates applicable to long-term
                          capital gain, provided holding period and other
                          requirements are met at both the shareholder and Fund
                          level. The Fund does not expect a significant portion
                          of Fund distributions to be derived from qualified
                          dividend income.

                          Fund distributions are taxable to you even if they
                          are paid from income or gains earned by the Fund prior
                          to your investment and thus were included in the price
                          you paid for your shares. For example, if you purchase
                          shares on or just before the record date of a Fund
                          distribution, you will pay full price for the shares
                          and may receive a portion of your investment back as a
                          taxable distribution.

                          TAXES WHEN YOU SELL (OR REDEEM) YOUR SHARES. Any gain
                          resulting from the sale or redemption of Fund shares
                          will generally be subject to federal income tax.

                          Returns of capital. If the Fund's distributions exceed
                          its taxable income and capital gains realized during a
                          taxable year, all or a portion of the distributions
                          made in the same taxable year may be recharacterized
                          as a return of capital to you. A return of capital
                          distribution will generally not be taxable, but will
                          reduce your cost basis in the Fund and result in a
                          higher reported capital gain or lower reported capital
                          loss when you sell those shares on which the
                          distribution was received.

                          BACKUP WITHHOLDING. The Fund is required to apply
                          backup withholding to certain taxable distributions
                          including, for example, distributions paid to any
                          individual shareholder who fails to properly furnish
                          the Fund with a correct taxpayer identification
                          number. Under current law, the backup withholding rate
                          is 28% for amounts paid in 2005. Please see the
                          Statement of Additional Information for further
                          details about (and possible changes to) the new backup
                          withholding tax rates.

                          NON U.S. SHAREHOLDERS. In general, dividends (other
                          than capital gain dividends) paid to a shareholder
                          that is not a "U.S. person" within the meaning o the
                          Code (such shareholder, a "foreign person") are
                          subject to withholding of U.S. federal income tax at a
                          rate of 30% (or lower applicable treaty rate).
                          However, under the American Jobs Creation Act of 2004
                          (the "2004 Act"), effective for taxable years of the
                          Fund beginning after December 31, 2004 and before
                          January 1, 2008, the Fund generally will not be
                          required to withhold any amounts with respect to
                          distributions of (i) U.S.-source interest income that
                          would not be subject to U.S. federal income tax if
                          earned directly by an individual foreign person, and
                          (ii) net-short term capital gains in excess of net
                          long-term capital losses, in each case to the extent
                          such distributions are properly designated by the
                          Fund. This provision will first apply to the Fund in
                          its taxable year beginning November 1, 2005.

                          Consult your tax adviser about other possible
                          consequences. This is a summary of certain federal
                          income tax consequences of investing in the Fund. You
                          should consult your tax adviser for more information
                          on your own tax situation, including possible state,
                          local and foreign tax consequences.

                                      -12-

                        Characteristics and Risks of Securities and
                        Investment Techniques

                        This section provides additional information about some
                        of the principal investments and related risks of the
                        Fund described under "Summary Information" above. It
                        also describes characteristics and risks of additional
                        securities and investment techniques that may be used by
                        the Fund from time to time. Most of these securities and
                        investment techniques are discretionary, which means
                        that Dresdner Advisors can decide whether to use them or
                        not. This Prospectus does not attempt to disclose all of
                        the various types of securities and investment
                        techniques that may be used by the Fund. As with any
                        mutual fund, investors in the Fund rely on the
                        professional investment judgment and skill of the Fund's
                        investment adviser. Please see "Investment Objectives
                        and Policies" in the Statement of Additional Information
                        relating to the Fund for more detailed information about
                        the securities and investment techniques described in
                        this section and about other strategies and techniques
                        that may be used by the Fund.

SECURITIES              In selecting securities for the Fund, Dresdner Advisors
SELECTION               develops an outlook for interest rates and the economy;
                        analyzes credit and call risks, and uses other security
                        selection techniques. The proportion of the Fund's
                        assets committed to investment in securities with
                        particular characteristics (such as sector, interest
                        rate or maturity) varies based on Dresdner Advisors'
                        outlook for the U.S. economy, the financial markets and
                        other factors. There is no guarantee that Dresdner
                        Advisors' security selection techniques will produce the
                        desired result.

U.S. GOVERNMENT         U.S. Government Securities are obligations of, or
SECURITIES              guaranteed by, the U.S. Government, its agencies or
                        government-sponsored enterprises. U.S. Government
                        Securities are subject to market and interest rate risk,
                        and may be subject to varying degrees of credit risk.
                        U.S. Government Securities include zero coupon
                        securities, which tend to be subject to greater market
                        risk than interest-paying securities of similar
                        maturities. Certain U.S. Government securities issued by
                        government-sponsored enterprises (and not by the U.S.
                        Treasury), such as mortgage-backed securities issued by
                        the Federal Home Loan Mortgage Corporation (Freddie
                        Mac), the Federal National Mortgage Association (Fannie
                        Mae) and the Federal Home Loan Banks (FHLB), are not
                        backed by the full faith and credit of the U.S.
                        Government and involve credit risk.

MORTGAGE-RELATED        The Fund may invest in mortgage-related and asset-backed
AND ASSET-BACKED        securities. Mortgage-related securities include mortgage
SECURITIES              pass-through securities and other securities that
                        directly or indirectly represent a participation in, or
                        are secured by and payable from, mortgage loans on real
                        property. Asset-backed securities represent interests in
                        pools of assets, such as automobile or credit card
                        receivables or home equity loans. The value of some
                        mortgage- or asset-backed securities may be particularly
                        sensitive to changes in prevailing interest rates. Early
                        repayment of principal on some mortgage-related and
                        asset-backed securities may expose the Fund to a lower
                        rate of return upon reinvestment of principal. The value
                        of these securities may fluctuate in response to the
                        market's perception of the asset backing the security,
                        the creditworthiness of the servicing agent of the pool,
                        the originator of the loans, or the financial
                        institution providing any credit enhancement.

LOAN                    The Fund may invest in fixed- and floating-rate loans,
PARTICIPATIONS AND      which investments generally will be in the form of loan
ASSIGNMENTS             participations and assignments of portions of such
                        loans. Participations and assignments involve special
                        types of risk, including credit risk, interest rate
                        risk, liquidity risk, and the risks of being a lender.
                        If the Fund purchases a participation, it may only be
                        able to enforce its rights through the lender, and may
                        assume the credit risk of the lender in addition to that
                        of the borrower.

CORPORATE DEBT          Corporate debt securities are subject to the risk of the
SECURITIES              issuer's inability to meet principal and interest
                        payments on the obligation and may also be subject to
                        price volatility due to such factors as interest rate
                        sensitivity, market perception of the creditworthiness
                        of the issuer and general market liquidity. When
                        interest rates rise, the value of corporate debt
                        securities can be expected to decline. Debt securities
                        with longer maturities tend to be more sensitive to

                                      -13-

                        interest rate movements than those with shorter
                        maturities.

VARIABLE AND FLOATING   Variable and floating rate securities provide for a
RATE SECURITIES         periodic adjustment in the interest rate paid on the
                        obligations. The Fund may invest in floating rate debt
                        instruments ("floaters"). While floaters provide a
                        certain degree of protection against rises in interest
                        rates, the Fund will participate in any declines in
                        interest rates as well.

REPURCHASE              The Fund may enter into repurchase agreements, in which
AGREEMENTS              the Fund purchases a security from a bank or
                        broker-dealer and agrees to repurchase the security at
                        the Fund's cost plus interest within a specified time.
                        If the party agreeing to repurchase should default, the
                        Fund will seek to sell the securities which it holds.
                        This could involve procedural costs or delays in
                        addition to a loss on the securities if their value
                        should fall below their repurchase price. Repurchase
                        agreements maturing in more than seven days are
                        considered illiquid securities.

INFLATION-INDEXED       Inflation-indexed bonds are fixed income securities
BONDS                   whose principal value is periodically adjusted according
                        to the rate of inflation. If the index measuring
                        inflation falls, the principal value of
                        inflation-indexed bonds will be adjusted downward, and
                        consequently the interest payable on these securities
                        (calculated with respect to a smaller principal amount)
                        will be reduced. Repayment of the original bond
                        principal upon maturity (as adjusted for inflation) is
                        guaranteed in the case of U.S. Treasury
                        inflation-indexed bonds. For bonds that do not provide a
                        similar guarantee, the adjusted principal value of the
                        bond repaid at maturity may be less than the original
                        principal.

                        The value of inflation-indexed bonds is expected to
                        change in response to changes in real interest rates.
                        Real interest rates are tied to the relationship between
                        nominal interest rates and the rate of inflation. If
                        nominal interest rates increase at a faster rate than
                        inflation, real interest rates may rise, leading to a
                        decrease in value of inflation-indexed bonds. Short-term
                        increases in inflation may lead to a decline in value.
                        Any increase in the principal amount of an
                        inflation-indexed bond will be considered taxable
                        ordinary income, even though investors do not receive
                        their principal until maturity.

WHEN-ISSUED,            The Fund may purchase securities which it is eligible to
DELAYED DELIVERY        purchase on a when-issued basis, may purchase and sell
AND FORWARD             such securities for delayed delivery and may make
COMMITMENT              contracts to purchase such securities for a fixed price
TRANSACTIONS            at a future date beyond normal settlement time (forward
                        commitments). When-issued transactions, delayed delivery
                        purchases and forward commitments involve a risk of loss
                        if the value of the securities declines prior to the
                        settlement date. This risk is in addition to the risk
                        that the Fund's other assets will decline in value.
                        Therefore, these transactions may result in a form of
                        leverage and increase the Fund's overall investment
                        exposure. Typically, no income accrues on securities the
                        Fund has committed to purchase prior to the time
                        delivery of the securities is made, although the Fund
                        may earn income on securities it has designated to cover
                        these positions.

INVESTMENT IN           Subject to applicable restrictions and limitations of
OTHER INVESTMENT        the Investment Company Act, the Fund may invest in
COMPANIES               securities of other investment companies, such as
                        open-end or closed-end management investment companies,
                        or in pooled accounts or other investment vehicles. As a
                        shareholder of an investment company, the Fund may
                        indirectly bear service and other fees which are in
                        addition to the fees the Fund pays its service
                        providers.

ILLIQUID SECURITIES     The Fund may invest up to 10% of its net assets in
                        illiquid securities. Certain illiquid securities may
                        require pricing at fair value as determined in good
                        faith under the supervision of the Board of Trustees. A
                        portfolio manager may be subject to significant delays
                        in disposing of illiquid securities, and transactions in
                        illiquid securities may entail registration expenses and
                        other transaction costs that are higher than those for
                        transactions in liquid securities. The term "illiquid
                        securities" for this purpose means securities that
                        cannot be disposed of within seven days in the ordinary
                        course of business at approximately the amount at which
                        the Fund has valued the securities. Restricted
                        securities, i.e., securities subject to legal or
                        contractual restrictions on resale, may be illiquid.
                        However, some restricted securities (such as securities
                        issued pursuant to Rule 144A under the Securities Act of
                        1933 and certain commercial paper) may be treated as
                        liquid, although they may be less liquid than registered
                        securities traded on established secondary markets.

                                      -14-

CHANGES IN              The investment objective of the Fund may be changed by
INVESTMENT              the Board of Trustees without shareholder approval.
OBJECTIVES AND          Unless otherwise stated, all other investment policies
POLICIES                of the Fund may be changed by the Board of Trustees
                        without shareholder approval.

PERCENTAGE INVESTMENT   Unless otherwise stated, all percentage limitations on
LIMITATIONS             Fund investments listed in this Prospectus will apply at
                        the time of investment. The Fund would not violate these
                        limitations unless an excess or deficiency occurs or
                        exists immediately after and as a result of an
                        investment.

OTHER INVESTMENTS AND   The Fund may invest in other types of securities and use
TECHNIQUES              a variety of investment techniques and strategies which
                        are not described in this Prospectus. These securities
                        and techniques may subject the Fund to additional risks.
                        Please see the Statement of Additional Information
                        relating to the Fund for additional information about
                        the securities and investment techniques described in
                        this Prospectus and about additional securities and
                        techniques that may be used by the Fund.

                        Financial Highlights

                        The financial highlights table is intended to help a
                        shareholder understand the financial performance of the
                        Fund since it commenced operations. Certain information
                        reflects results for a single share of the Fund. The
                        total returns in the table represent the rate that an
                        investor would have earned or lost on an investment in
                        the Fund, assuming reinvestment of all dividends and
                        distributions. This information has been audited by
                        PricewaterhouseCoopers LLP, whose report, along with the
                        Fund's financial statements, are included in the annual
                        report to shareholders. The annual report is
                        incorporated by reference in the Statement of Additional
                        Information and is available free of charge upon request
                        from PAD at the number at the back of this prospectus.

                                      -15-

                        ALLIANZ DRESDNER DAILY ASSET FUND
                               FIXED INCOME SHARES

INVESTMENT ADVISER
Dresdner Advisors LLC
1301 Avenue of the Americas
New York, NY 10019

ADMINISTRATOR
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

DISTRIBUTOR
PA Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

CUSTODIAN AND ACCOUNTING AGENT
State Street Bank and Trust Company
801 Pennsylvania
Kansas City, MO 64105

TRANSFER AGENT
Boston Financial Data Services
330 West 9th Street
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1055 Broadway, 10th Floor
Kansas City, Missouri 64105-1595

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

TRUSTEES & PRINCIPAL OFFICERS
Paul Belica                    Trustee
Robert E. Connor               Trustee
Brian S. Shlissel              President & Chief Executive Officer
Newton B. Schott, Jr.          Vice President
Lawrence G. Altadonna          Treasurer
Youse Guia                     Chief Compliance Officer
Thomas J. Fuccillo             Secretary
Jennifer A. Patula             Assistant Secretary

The Fund's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders includes additional information about the
Fund. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this
Prospectus, which means they are a part of this Prospectus for legal purposes.
In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may get free copies of the SAI and the annual or semi-annual report, request other information about the Fund, or make inquiries by calling PA Distributors
LLC at 1-800-462-9767.

You may review and copy information about the Fund, including its SAI, at the
Securities and Exchange Commission's Public Reference Room in Washington, D.C.
You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the EDGAR Database on the Commission's Internet
site at HTTP://WWW.SEC.GOV. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address:
PUBLICINFO@SEC.GOV, or by writing the Public Reference Section of the
Commission, Washington, D.C. 20549-0102. You may need to refer to the Fund's file number under the Investment Company Act, which is 811-9721.

                                      -16-

                        ALLIANZ DRESDNER DAILY ASSET FUND
                                   A SERIES OF
                               FIXED INCOME SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2005

     This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus of Allianz Dresdner Daily Asset Fund
(the "Fund"), a series of Fixed Income SHares (the "Trust"), dated March 1,
2005, as supplemented from time to time (the "Prospectus"). Through a separate prospectus and statement of additional information, each dated March 1, 2005, as supplemented from time to time, the Trust offers three additional series of shares: FISH: Series C, FISH: Series M and FISH: Series R.

     Audited financial statements for the Fund, as of October 31, 2004, including notes thereto, and the report of PricewaterhouseCoopers LLP are incorporated herein by reference. Copies of the Prospectus and Annual Report, which are incorporated by reference into (legally a part of) this Statement of
Additional Information, may be obtained free of charge at the following address and telephone number:

                                            PA Distributors LLC
                                            2187 Atlantic Avenue
                                            Stamford, Connecticut 06902
                                            1-800-462-9727

                                -----------------
                                                                            PAGE
                                                                            ----

         Proxy Voting...........................................................
         Investment Adviser...................................................21
         Fund Administrator.....................................................
DISTRIBUTION OF TRUST SHARES..................................................25
         Distributor..........................................................25
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................25
         Investment Decisions and Portfolio Transactions......................25
         Brokerage and Research Services......................................25
         Portfolio Turnover....................................................
         Disclosure of Portfolio Holidings.....................................

         Taxation of the Fund...................................................
         Distributions........................................................29
         Sales, Exchanges or Redemption of Shares.............................30
         Backup Withholding.....................................................
         Foreign Taxation.....................................................31
         Original Issue Discount and Pay-In-Kind Securities...................31
         Tax Shelter Reporting Requirements....................................
         Non U.S Shareholders..................................................
         General...............................................................

                                    THE TRUST

     The Trust is an open-end management investment company ("mutual fund") that currently consists of four separate investment portfolios: FISH: Series C, FISH:
Series M, FISH: Series R and the Fund. The Fund is "diversified" within the meaning of the Investment Company Act of 1940 (the "1940 Act"). The shares of
FISH: Series C, FISH: Series M, FISH: Series R and any other future series of the Trust are offered by one or more separate prospectuses and statements of additional information.

     The Trust was organized as a Massachusetts business trust on November 3,
1999.

                       INVESTMENT OBJECTIVES AND POLICIES

     In addition to the principal investment strategies and the principal risks of the Fund described in the Prospectus, the Fund may employ other investment practices and may be subject to additional risks which are described below.
Certain strategies and/or risks described below may not apply to the Fund.
Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectus, by the investment restrictions under "Investment Restrictions" in this Statement of Additional Information, or by applicable law, the Fund may engage in each of the practices described below.

     The Fund's investment adviser, Dresdner Advisors LLC, which is responsible for making investment decisions for the Fund, is referred to in this section and the remainder of this Statement of Additional Information as the "Adviser."

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

     The Fund may invest in mortgage-related securities and in other asset-backed securities (unrelated to mortgage loans) that are offered to investors currently or in the future. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of the
Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly.

     MORTGAGE-RELATED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.
Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.
The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

     MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by

                                       1

repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government
National Mortgage Association or "GNMA") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     Payment of principal and interest on some mortgage pass-through securities
(but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA) or guaranteed by agencies or instrumentalities of the
U.S. Government (in the case of securities guaranteed by the Federal National
Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation
("FHLMC")). The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the
Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA
(such as savings and loan institutions, commercial banks and mortgage bankers)
and backed by pools of mortgages insured by the Federal Housing Administration
(the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development.
FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers.
Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

     FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan
Banks and now owned entirely by private stockholders. FHLMC issues Participation
Certificates ("PCs") which represent interests in conventional mortgages from
FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and

                                       2

principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Fund will not purchase mortgage-related securities or any other assets which in the Adviser's opinion are illiquid if, as a result, more than 10% of the value of the Fund's net assets (taken at market value at the time of investment) will be invested in illiquid securities.

     Mortgage-related securities that are issued or guaranteed by the U.S.
Government, its agencies or instrumentalities, are not subject to the Fund's industry concentration restrictions, see "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund may take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages
(including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA,
FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     ASSET-BACKED SECURITIES. Asset-backed securities, which are generally issued by trusts or special purpose corporations, are backed by pools of assets, such as automobile and credit card receivables or home equity loans. Payments of principal and interest are passed through monthly or quarterly (less servicing fees paid to the originator or fees for any credit enhancement) to security holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Asset-backed securities may take the form of commercial paper. The value of an asset-backed security is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

     Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

     The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as for prepayments of a pool of mortgage loans underlying mortgage-related securities.
However, asset-backed securities usually do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

                                       3

     The Adviser expects that other asset-backed securities will be offered to investors in the future and may be purchased by the Fund. Several types of asset-backed securities have already been offered to investors, including
Certificates for Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Consistent with its investment objectives and policies, the Fund may invest in other types of asset-backed securities.

BANK OBLIGATIONS

     Bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers'
acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Subject to the Fund's limitation on industry concentration, see "Investment Restrictions," there is no limitation on the amount of the Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein. The
Fund may only invest in bank obligations that are U.S. dollar-denominated.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

LOAN PARTICIPATIONS

     The Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Fund may invest may not be rated by any nationally recognized rating service.

                                       4

     A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the
Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

     A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal.
However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

     The Fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

     The Fund limits the amount of its total assets that it will invest in issuers or in issuers within the same industry (see "Investment Restrictions").
For purposes of these limits, the Fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations currently require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers." Treating a financial intermediary as an issuer of indebtedness may restrict the Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete.
Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price and may be deemed illiquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund's limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Fund's investment restriction relating to the lending of funds or assets by the Fund.

     Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held

                                       5

liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on the Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

CORPORATE DEBT SECURITIES

     The Fund may invest in corporate debt securities of U.S. and foreign issuers. Corporate debt securities include notes, bonds, debentures and commercial paper. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

     The Fund's investments in U.S. dollar currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest. The interest rate on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate.

     DEMAND INSTRUMENTS. Demand instruments are corporate debt securities that the issuer must repay on demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

PARTICIPATION ON CREDITORS COMMITTEES

     The Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund would participate on such committees only when the Adviser believes that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

VARIABLE AND FLOATING RATE SECURITIES

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The Fund may invest in a variable rate security having a stated maturity in excess of 397 calendar days if the interest rate will be adjusted, and the Fund may demand payment of principal from the issuers, within the period.

     The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well.

INFLATION-INDEXED BONDS

                                       6

     The Fund may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S.
Treasury inflation-indexed bonds, even during a period of deflation although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bond is not guaranteed and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.
Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the
Consumer Price Index for All Urban Consumers ("CPI-U"), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics.
The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

FOREIGN (NON-U.S.) SECURITIES

     The Fund may invest in U.S. dollar currency-denominated corporate debt securities of foreign issuers; certain foreign bank obligations (see "Bank
Obligations"); and U.S. dollar-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.

                                       7

     Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

     Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.
Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt.
Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

BORROWING

     Subject to the limitations described under "Investment Restrictions" below, the Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund's assets and may cause the Fund to liquidate positions when it would not be advantageous to do so. This borrowing may be unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets will require the Fund to maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

     As noted below, the Fund also may enter into certain transactions, including reverse repurchase agreements and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300%
asset coverage requirement otherwise applicable to borrowings by the Fund. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

                                       8

     From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated between the series of the Trust pursuant to guidelines approved by the
Board of Trustees.

     In addition to borrowing for temporary purposes, the Fund may enter into reverse repurchase agreements and economically similar transactions if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a fund-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement.
The Fund will segregate assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by the
Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund's limitations on borrowings as specified under "Investment Restrictions" below.

     The Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. The Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

     The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the
Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated.

     When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the
Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

     When the Fund has sold a security on a when-issued, delayed delivery or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

ILLIQUID SECURITIES

     The Fund may invest in securities that are illiquid so long as no more than
10% of the net assets of the Fund (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of

                                       9

Trustees. The Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

     The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Adviser's opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board of Trustees).

     Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws.
Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

LOANS OF PORTFOLIO SECURITIES

     The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents
(negotiable certificates of deposit, bankers' acceptances or letters of credit)
maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the Fund an amount equal to any dividends or interest received on the securities lent.
The Fund may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Fund typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.

U.S. GOVERNMENT SECURITIES

     U.S. Government securities are obligations of, or guaranteed by, the U.S.
Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund's shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by GNMA, are supported by the full faith and credit of the United States;
others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the
FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the
Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of

                                       10

similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the
U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S.
Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

REPURCHASE AGREEMENTS

     For the purposes of maintaining liquidity and achieving income, the Fund may enter into repurchase agreements with domestic commercial banks or registered broker-dealers. A repurchase agreement is a contract under which the
Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the
Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.
This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The
Adviser will monitor the creditworthiness of the counterparties.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

     The investment restrictions set forth below are fundamental policies of the
Fund and may not be changed without shareholder approval by vote of a majority of the outstanding voting securities of the Fund. Under these restrictions, the
Fund may not:

     (1) borrow money or issue any senior security, except to the extent permitted under the 1940 Act and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;

     (2) invest in a security if, as a result of such investment, more than 25%
of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S.
Government or its agencies or instrumentalities (or repurchase agreements with respect thereto), securities of registered investment companies or securities or obligations issued by issuers in the financial services industries;

     (3) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

     (4) purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that the Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts to the extent consistent with the Fund's investment objective and policies;

     (5) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

                                       11

     (6) make loans, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time; or

     (7) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

NON-FUNDAMENTAL INVESTMENT RESTRICTION

     The Fund is also subject to the following non-fundamental restriction
(which may be changed without shareholder approval). Unless otherwise indicated, the Fund may not invest more than 10% of its net assets (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule
144A under the 1933 Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board of Trustees).

     Unless otherwise indicated, all limitations applicable to the Fund's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security, or change in the percentage of the Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund's total assets, will not require the Fund to dispose of an investment. In the event that ratings services assign different ratings to the same security, the
Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

     Currently, under the 1940 Act, the Fund generally is permitted to engage in borrowings to the extent described in "Investment Objectives and Policies -
Borrowing." To the extent the Fund covers its commitment under a reverse repurchase agreement or other derivative instrument by the segregation of assets determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment, such instrument will not be considered a "senior security" for purposes of the Fund's limitations on borrowings.

     The Fund interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Fund to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC.

     The phrase "shareholder approval," as used in the Prospectus and this
Statement of Additional Information, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

     The business of the Trust is managed under the direction of the Trust's
Board of Trustees. Subject to the provisions of the Trust's Declaration of
Trust, its Bylaws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

     The Trustees and officers of the Trust, their ages, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of

                                       12

portfolios in the fund complex that the Trustee oversees and any other public company directorships held by the Trustee are listed in the two tables immediately following. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o PA Fund Management LLC, 1345
Avenue of the Americas, New York, New York 10105. Both of the current Trustees are "Independent Trustees," which means Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust.

                                                    INDEPENDENT TRUSTEES
===========================================================================================================================
                                       TERM OF                                             NUMBER OF
                                      OFFICE AND                 PRINCIPAL               PORTFOLIOS IN
       NAME          POSITION(S)      LENGTH OF                OCCUPATION(S)              FUND COMPLEX         OTHER
     ADDRESS          HELD WITH          TIME                   DURING PAST               OVERSEEN BY      DIRECTORSHIPS
     AND AGE            TRUST          SERVED+                    5 YEARS                   TRUSTEE           TRUSTEE
     -------            -----          ------                     -------                   -------           -------
===========================================================================================================================

Paul Belica         Trustee         Since           Trustee, Fixed Income SHares,              20              None.
Age 83                              inception       PIMCO Municipal Income Fund, PIMCO
                                    (March 2000)    California Municipal Income Fund,
                                                    PIMCO New York Municipal Income
                                                    Fund, PIMCO Corporate Income Fund,
                                                    PIMCO Municipal Income Fund II,
                                                    PIMCO California Municipal Income
                                                    Fund II, PIMCO New York Municipal
                                                    Income Fund II, PIMCO Municipal
                                                    Income Fund III, PIMCO California
                                                    Municipal Income Fund III, PIMCO
                                                    New York Municipal Income Fund
                                                    III, PIMCO Corporate Opportunity
                                                    Fund, Nicholas-Applegate
                                                    Convertible & Income Fund, PIMCO
                                                    High Income Fund,
                                                    Nicholas-Applegate Convertible &
                                                    Income Fund II and PIMCO Floating
                                                    Rate Income Fund; Director,
                                                    Municipal Advantage Fund Inc.;
                                                    Director, Student Loan Finance
                                                    Corp., Education Loans, Inc., Goal
                                                    Funding, Inc., Goal Funding II,
                                                    Inc. and Surety Loan Fund, Inc.
                                                    Formerly, senior executive and
                                                    member of the Board of Smith
                                                    Barney, Harris Upham & Co., and
                                                    the CEO of five State of New York
                                                    agencies.

Robert E. Connor    Trustee,        Since 2000      Trustee, Fixed Income SHares,              21              None.
Age 70              Chairman                        PIMCO Municipal Income Fund, PIMCO
                                                    California Municipal

                                       13

===========================================================================================================================
                                       TERM OF                                             NUMBER OF
                                      OFFICE AND                 PRINCIPAL               PORTFOLIOS IN
       NAME          POSITION(S)      LENGTH OF                OCCUPATION(S)              FUND COMPLEX         OTHER
     ADDRESS          HELD WITH          TIME                   DURING PAST               OVERSEEN BY      DIRECTORSHIPS
     AND AGE            TRUST          SERVED+                    5 YEARS                   TRUSTEE           TRUSTEE
     -------            -----          ------                     -------                   -------           -------
===========================================================================================================================

                                                    Income Fund, PIMCO New York
                                                    Municipal Income Fund, PIMCO
                                                    Corporate Income Fund, PIMCO
                                                    Municipal Income Fund II,
                                                    PIMCO California Municipal
                                                    Income Fund II, PIMCO New
                                                    York Municipal Income Fund
                                                    II, PIMCO Municipal Income
                                                    Fund III, PIMCO California
                                                    Municipal Income Fund III,
                                                    PIMCO New York Municipal
                                                    Income Fund III, PIMCO
                                                    Corporate Opportunity Fund,
                                                    Nicholas-Applegate
                                                    Convertible & Income Fund,
                                                    Nicholas-Applegate
                                                    Convertible & Income Fund
                                                    II, PIMCO High Income Fund,
                                                    PIMCO Floating Rate Income
                                                    Fund and PIMCO Floating Rate
                                                    Strategy Fund; Director,
                                                    Municipal Advantage Fund,
                                                    Inc.; Corporate Affairs
                                                    Consultant. Formerly, Senior
                                                    Vice President, Corporate
                                                    Office, Salomon Smith Barney
                                                    Inc.

+ Under the Trust's Declaration of Trust, a Trustee serves until his or her retirement, resignation or replacement.

                                       14

                                                    OFFICERS
====================================================================================================================
                                         TERM OF
                                       OFFICE AND                               PRINCIPAL
       NAME          POSITION(S)        LENGTH OF                             OCCUPATION(S)
     ADDRESS          HELD WITH           TIME                                 DURING PAST
     AND AGE            TRUST            SERVED+                                 5 YEARS
     -------            -----            ------                                  -------
====================================================================================================================

Brian S. Shlissel   President &     Since December     Executive Vice President and Chief Administrative Officer,
Age 40              Chief           2002.  Formerly,   PA Fund Management LLC; Trustee, President and Chief
                    Executive       President &        Executive Officer, PIMCO Advisors VIT; President and Chief
                    Officer         Treasurer,         Executive Officer, Fixed Income SHares, PIMCO Municipal
                                    December 2000-     Income Fund, PIMCO California Municipal Income Fund, PIMCO
                                    December 2002.     New York Municipal Income Fund, PIMCO Municipal Income Fund
                                                       II, PIMCO California Municipal Income Fund II, PIMCO New
                                                       York Municipal Income Fund II, PIMCO Municipal Income Fund
                                                       III, PIMCO California Municipal Income Fund III, PIMCO New
                                                       York Municipal Income Fund III, PIMCO Corporate Income Fund,
                                                       PIMCO Corporate Opportunity Fund, Nicholas-Applegate
                                                       Convertible & Income Fund, PIMCO High Income Fund,
                                                       Nicholas-Applegate Convertible & Income Fund II, PIMCO
                                                       Floating Rate Income Fund, PIMCO Floating Rate Strategy Fund
                                                       and Municipal Advantage Fund, Inc.

Newton B.           Vice President  Since December     Managing Director, Chief Administrative Officer, General
Schott, Jr.                         2004.  Formerly,   Counsel and Secretary, PA Distributors LLC; Managing
2187 Atlantic                       Secretary, since   Director, Chief Legal Officer and Secretary, PA Fund
Street                              inception (March   Management LLC; Vice President and Secretary,  PIMCO Funds:
Stamford, CT                        2000)              Multi-Manager Series; Vice President, PIMCO Municipal
06902                                                  Income Fund, PIMCO California Municipal Income Fund, PIMCO
Age 62                                                 New York Municipal Income Fund, PIMCO Municipal Income Fund
                                                       II, PIMCO California Municipal Income Fund II, PIMCO New
                                                       York Municipal Income Fund II, PIMCO Municipal Income Fund
                                                       III, PIMCO California Municipal Income Fund III, PIMCO New
                                                       York Municipal Income Fund III, PIMCO Corporate Income Fund,
                                                       PIMCO Corporate Opportunity Fund, Nicholas-Applegate
                                                       Convertible & Income Fund, PIMCO High Income Fund,
                                                       Nicholas-Applegate Convertible & Income Fund II, PIMCO
                                                       Floating Rate Income Fund and PIMCO Floating Rate Strategy
                                                       Fund; Executive Vice President, Municipal Advantage Fund,
                                                       Inc.

                                       15

====================================================================================================================
                                         TERM OF
                                       OFFICE AND                               PRINCIPAL
       NAME          POSITION(S)        LENGTH OF                             OCCUPATION(S)
     ADDRESS          HELD WITH           TIME                                 DURING PAST
     AND AGE            TRUST            SERVED+                                 5 YEARS
     -------            -----            ------                                  -------
====================================================================================================================

Lawrence G.         Treasurer and   Since December     Senior Vice President, PA Fund Management LLC; Treasurer
Altadonna           Principal       2002               and Principal Financial and Accounting Officer, PIMCO
Age 38              Financial and                      Municipal Income Fund, PIMCO California Municipal Income
                    Accounting                         Fund, PIMCO New York Municipal Income Fund, PIMCO Municipal
                    Officer                            Income Fund II, PIMCO California Municipal Income Fund II,
                                                       PIMCO New York Municipal Income Fund II, PIMCO Municipal
                                                       Income Fund III, PIMCO California Municipal Income Fund III,
                                                       PIMCO New York Municipal Income Fund III, PIMCO Corporate
                                                       Income Fund, PIMCO Corporate Opportunity Fund,
                                                       Nicholas-Applegate Convertible & Income Fund, PIMCO High
                                                       Income Fund, Nicholas-Applegate Convertible & Income Fund II,
                                                       PIMCO Floating Rate Income Fund, PIMCO Floating Rate Strategy
                                                       Fund and Municipal Advantage Fund, Inc.; Treasurer, Fixed
                                                       Income SHares and PIMCO Advisors VIT. Formerly, Director of
                                                       Fund Administration, Prudential Investments.

Youse Guia          Chief           Since September    Senior Vice President, Group Compliance Manager, Allianz
888 San Clemente    Compliance      2004               Global Investors of America L.P. (since 2004). Chief
Drive               Officer                            Compliance Officer, PIMCO Funds: Multi-Manager Series,
Newport Beach, CA                                      PIMCO Municipal Income Fund, PIMCO California Municipal
92660                                                  Income Fund, PIMCO New York Municipal Income Fund, PIMCO
Age 32                                                 Municipal Income Fund II, PIMCO California Municipal Income
                                                       Fund II, PIMCO New York Municipal Income Fund II, PIMCO
                                                       Municipal Income Fund III, PIMCO California Municipal Income
                                                       Fund III, PIMCO New York Municipal Income Fund III, PIMCO
                                                       Corporate Income Fund, PIMCO Corporate Opportunity Fund,
                                                       Nicholas-Applegate Convertible & Income Fund, PIMCO High
                                                       Income Fund, Nicholas-Applegate Convertible & Income Fund II,
                                                       PIMCO Floating Rate Income Fund, PIMCO Floating Rate Strategy
                                                       Fund, Municipal Advantage Fund, Inc, Fixed Income SHares and
                                                       PIMCO Advisors VIT. Formerly, Vice President, Group Compliance
                                                       Manager, Allianz Global Investors of American L.P. (since
                                                       2002). Audit Manager, PricewaterhouseCoopers LLP (1996 -
                                                       2002).

                                       16

====================================================================================================================
                                         TERM OF
                                       OFFICE AND                               PRINCIPAL
       NAME          POSITION(S)        LENGTH OF                             OCCUPATION(S)
     ADDRESS          HELD WITH           TIME                                 DURING PAST
     AND AGE            TRUST            SERVED+                                 5 YEARS
     -------            -----            ------                                  -------
====================================================================================================================

Thomas J. Fuccillo  Secretary       Since December     Vice President, Senior Fund Attorney, Allianz  Global
Age 36                              2004               Investors of America L.P. (since 2004). Secretary, PIMCO
                                                       Municipal Income Fund, PIMCO California Municipal Income Fund,
                                                       PIMCO New York Municipal Income Fund, PIMCO Municipal Income
                                                       Fund II, PIMCO California Municipal Income Fund II, PIMCO New
                                                       York Municipal Income Fund II, PIMCO Municipal Income Fund
                                                       III, PIMCO California Municipal Income Fund III, PIMCO New
                                                       York Municipal Income Fund III, PIMCO Corporate Income Fund,
                                                       PIMCO Corporate Opportunity Fund, Nicholas-Applegate
                                                       Convertible & Income Fund, Nicholas-Applegate Convertible &
                                                       Income Fund II, PIMCO High Income Fund, PIMCO Floating Rate
                                                       Income Fund, PIMCO Floating Rate Strategy Fund, Municipal
                                                       Advantage Fund, Inc., PIMCO Advisors VIT and Fixed Income
                                                       SHares. Formerly, Vice President and Associate General
                                                       Counsel, Neuberger Berman, LLC (1991-2004).

Jennifer A. Patula  Assistant       Since February     Assistant Secretary, PIMCO Municipal Income Fund, PIMCO
Age 26              Secretary       2004               California Municipal Income Fund, PIMCO New York Municipal
                                                       Income Fund, PIMCO Municipal Income Fund II, PIMCO California
                                                       Municipal Income Fund II, PIMCO New York Municipal Income Fund
                                                       II, PIMCO Municipal Income Fund III, PIMCO California
                                                       Municipal Income Fund III, PIMCO New York Municipal Income
                                                       Fund III, PIMCO Corporate Income Fund, PIMCO Corporate
                                                       Opportunity Fund, Nicholas-Applegate Convertible & Income
                                                       Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible &
                                                       Income Fund II, PIMCO Floating Rate Income Fund, PIMCO
                                                       Floating Rate Strategy Fund, Municipal Advantage Fund, Inc.
                                                       and PIMCO Advisors VIT.

+    Under the Trust's Bylaws, an officer serves until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Officers hold office at the pleasure of the Trustees.

     For officers of the Trust, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table (such affiliation may be due to the officers' affiliation with PA Fund Management LLC,
("PAFM") the investment adviser to the three other series of the Trust and the administrator to the Fund):

                                       17

=============================================================================================================
                                                            POSITIONS HELD WITH
                                                            AFFILIATED PERSONS OR
                                                           PRINCIPAL UNDERWRITERS
             NAME                                               OF THE TRUST
=============================================================================================================

Brian S. Shlissel               Executive Vice President and Chief Administrative Officer, PA Fund Management
                                LLC; Trustee, President and Chief Executive Officer, PIMCO Advisors VIT;
                                President and Chief Executive Officer, Fixed Income SHares, PIMCO Municipal
                                Income Fund, PIMCO California Municipal Income Fund, PIMCO New York Municipal
                                Income Fund, PIMCO Municipal Income Fund II, PIMCO California Municipal Income
                                Fund II, PIMCO New York Municipal Income Fund II, PIMCO Municipal Income Fund
                                III, PIMCO California Municipal Income Fund III, PIMCO New York Municipal
                                Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity
                                Fund, Nicholas-Applegate Convertible & Income Fund, PIMCO High Income Fund,
                                Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income
                                Fund, PIMCO Floating Rate Strategy Fund and Municipal Advantage Fund, Inc.

Newton B. Schott, Jr.           Managing Director, Chief Administrative Officer, General Counsel and
                                Secretary, PAD; Managing Director, Chief Legal Officer and Secretary, PA Fund
                                Management LLC; Vice President and Secretary, PIMCO Funds: Multi-Manager
                                Series; Vice President, PIMCO Municipal Income Fund, PIMCO California
                                Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO Municipal
                                Income Fund II, PIMCO California Municipal Income Fund II, PIMCO New York
                                Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California
                                Municipal Income Fund III, PIMCO New York Municipal Income Fund III, PIMCO
                                Corporate Income Fund, PIMCO Corporate Opportunity Fund, Nicholas-Applegate
                                Convertible & Income Fund, PIMCO High Income Fund, Nicholas-Applegate
                                Convertible & Income Fund II, PIMCO Floating Rate Income Fund, PIMCO Floating
                                Rate Strategy Fund and Fixed Income SHares; Executive Vice President,
                                Municipal Advantage Fund, Inc.

Lawrence G. Altadonna           Senior Vice President, PA Fund Management LLC; Treasurer and Principal
                                Financial and Accounting Officer, PIMCO Municipal Income Fund, PIMCO
                                California Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO
                                Municipal Income Fund II, PIMCO California Municipal Income Fund II, PIMCO New
                                York Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO
                                California Municipal Income Fund III, PIMCO New York Municipal Income Fund
                                III, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund,
                                Nicholas-Applegate Convertible & Income Fund, PIMCO High Income Fund,
                                Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income
                                Fund, PIMCO Floating Rate Strategy Fund and Municipal Advantage Fund, Inc.;
                                Treasurer, Fixed Income SHares and PIMCO Advisors VIT.

                                       18

=============================================================================================================
                                                            POSITIONS HELD WITH
                                                            AFFILIATED PERSONS OR
                                                           PRINCIPAL UNDERWRITERS
             NAME                                               OF THE TRUST
=============================================================================================================

Youse Guia                      Senior Vice President, Group Compliance Manager, Allianz Global Investors
                                of America L.P. (since 2004). Chief Compliance Officer, PIMCO Funds:
                                Multi-Manager Series, PIMCO Municipal Income Fund, PIMCO California Municipal
                                Income Fund, PIMCO New York Municipal Income Fund, PIMCO Municipal Income Fund
                                II, PIMCO California Municipal Income Fund II, PIMCO New York Municipal Income
                                Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income
                                Fund III, PIMCO New York Municipal Income Fund III, PIMCO Corporate Income
                                Fund, PIMCO Corporate Opportunity Fund, Nicholas-Applegate Convertible &
                                Income Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible & Income
                                Fund II, PIMCO Floating Rate Income Fund, PIMCO Floating Rate Strategy Fund,
                                Municipal Advantage Fund, Inc, Fixed Income SHares and PIMCO Advisors VIT.
                                Formerly, Vice President, Group Compliance Manager, Allianz Global Investors
                                of American L.P. (since 2002).

Thomas J. Fuccillo              Vice President,  Senior Fund Attorney,  Allianz Global  Investors of America
                                L.P.; Secretary, PIMCO Advisors VIT, PIMCO Municipal Income Fund, PIMCO
                                California Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO
                                Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO Municipal
                                Income Fund II, PIMCO California Municipal Income Fund II, PIMCO New York
                                Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California
                                Municipal Income Fund III, PIMCO New York Municipal Income Fund III,
                                Nicholas-Applegate Convertible & Income Fund, PIMCO High Income Fund,
                                Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income
                                Fund, Fixed Income SHares and Municipal Advantage Fund Inc.

Jennifer A. Patula              Assistant Secretary,  PIMCO Advisors VIT, PIMCO Municipal Income Fund, PIMCO
                                California Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO
                                Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO Municipal
                                Income Fund II, PIMCO California Municipal Income Fund II, PIMCO New York
                                Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California
                                Municipal Income Fund III, PIMCO New York Municipal Income Fund III,
                                Nicholas-Applegate Convertible & Income Fund, PIMCO High Income Fund,
                                Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income
                                Fund, Fixed Income SHares and Municipal Advantage Fund Inc.

COMMITTEES OF THE BOARD OF TRUSTEES

     The Board has established an Audit Oversight Committee in accordance with
Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the
"Exchange Act"), consisting of Messrs. Belica and Connor, each of whom is an
Independent Trustee. The Audit Oversight Committee provides oversight with respect to the internal and external accounting and auditing procedures of the
Trust and, among other things, determines the selection of an independent registered public accounting firm for the Trust and considers the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those auditors on behalf of the Trust and services to

                                       19

be performed by the auditors for certain affiliates, including Dresdner Advisors and entities in a control relationship with Dresdner Advisors that provide services to the Trust where the engagement relates directly to the operations and financial reporting of the Trust. The Committee considers the possible effect of those services on the independence of the Trust's independent registered public accounting firm. The Audit Oversight Committee convened twice during the fiscal year ended October 31, 2004.

     The Board established a Nominating Committee composed solely of Independent
Trustees, consisting of Messrs. Belica and Connor. The Nominating Committee is
responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating Committee did not meet during the fiscal year ended October 31, 2004.

     The Board established a Valuation Committee, which consists of Messrs.
Belica and Connor. The Board has delegated to the Committee, pursuant to procedures adopted by the Board, the responsibility to determine or cause to be determined the fair value of the Trust's portfolio securities and other assets when market quotations are not readily available. The Valuation Committee reviews and approves procedures for the valuation of the Trust's portfolio securities and periodically reviews information from PAFM or PIMCO regarding fair value and liquidity determination made pursuant to Board-approved procedures, and makes related recommendations to the full Board and assists the full Board in resolving particular valuation matters. The Valuation Committee did not meet during the fiscal year ended October 31, 2004.

SECURITIES OWNERSHIP

     For each Trustee, the following table discloses the dollar range of equity securities in the Trust beneficially owned by the Trustee and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the
Trust's family of investment companies as of December 31, 2004:

=============================================================================================================
                                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                                                                      SECURITIES IN ALL REGISTERED
                                                                      INVESTMENT COMPANIES OVERSEEN
                                 DOLLAR RANGE OF EQUITY                  BY TRUSTEE IN FAMILY OF
      NAME OF TRUSTEE           SECURITIES IN THE TRUST                   INVESTMENT COMPANIES
-------------------------------------------------------------------------------------------------------------

Paul Belica                               None                                Over $100,000

-------------------------------------------------------------------------------------------------------------
Robert E. Connor                          None                                    None

=============================================================================================================

     For Independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person
(other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2004:

----------------------------------------------------------------------------------------------------------------------
                              NAME OF OWNERS AND
                               RELATIONSHIPS TO                                          VALUE OF        PERCENT OF
      NAME OF TRUSTEE         TRUSTEE OR NOMINEE      COMPANY       TITLE OF CLASS      SECURITIES         CLASS
----------------------------------------------------------------------------------------------------------------------

Paul Belica                          None              None              None              None             None
----------------------------------------------------------------------------------------------------------------------
Robert E. Connor                     None              None              None              None             None
----------------------------------------------------------------------------------------------------------------------

                                       20

COMPENSATION

The Trustees currently receive $2,000 per year ($500 per quarterly board meeting). No additional compensation is provided for attendance at meetings of the Board committees on which a Trustee serves. Trustees are also reimbursed for meeting-related expenses. On December 14, 2004, the Board of Trustees approved a new compensation schedule, which will become effective on January 1, 2005. Under the new schedule each Trustee will receive (i) $1,000 per quarterly board meeting, (ii) $500 for each board meeting in excess of four per year if the meetings are attended in person and (iii) $250 for each telephonic meeting. In addition, each Trustee who serves as a member of the Audit Oversight Committee will receive an additional $250 per meeting. The Trust's Independent Chairman, if any, will annually receive an additional $500 per year. The Audit Oversight
Committee Chairman will receive an additional $250 per year.

     The following table sets forth information regarding compensation received by those Trustees who are not "interested persons" (as defined in the 1940 Act)
of the Trust for the fiscal year ended October 31, 2004:

                                 AGGREGATE COMPENSATION FROM THE     TOTAL COMPENSATION FROM THE FUND AND FUND
                                       FUND FOR THE FISCAL             COMPLEX PAID TO TRUSTEES/NOMINEES FOR
NAME OF TRUSTEE/NOMINEE*           YEAR ENDED OCTOBER 31, 2004        THE FISCAL YEAR ENDED OCTOBER 31, 2004**
------------------------           ---------------------------        ----------------------------------------

Paul Belica                                  $2,000
Robert E. Connor                             $2,000

*    In addition to serving as trustees of the Trust during the most recently completed fiscal year, each Trustee served as trustee or director of several closed-end and/or open-end investment companies advised by PAFM.
     These investment companies are considered to be in the same "Fund Complex"
     as the Trust.

CODE OF ETHICS

     The Trust and its investment advisers and principal underwriter have adopted codes of ethics to the extent required under Rule 17j-1 of the 1940 Act.
These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust.

PROXY VOTING

     Because the Fund invests exclusively in non-voting securities, the Fund does not have policies and procedures to determine how to vote proxies relating to portfolio securities.

INVESTMENT ADVISER

     Dresdner Advisors LLC serves as investment adviser to the Fund pursuant to an investment advisory agreement (the "Advisory Agreement") between it and the
Trust on behalf of the Fund. Dresdner Advisors LLC is located at 1301 Avenue of the Americas, New York, NY 10019. Dresdner Advisors LLC is a wholly owned subsidiary of the New York Branch of Dresdner Bank AG ("Dresdner Bank").
Dresdner Bank AG is an international banking organization headquartered in
Frankfurt, Germany, and organized as a banking corporation under the laws of the
Federal Republic of Germany. The Fund was established for the investment and reinvestment of cash collateral by participants in a securities lending program administered by Dresdner Bank AG. Dresdner Bank AG is located at
Juergen-Ponto-Platz 1, 60301 Frankfurt am Main, Federal Republic of Germany.
Dresdner Bank AG is 100% owned by Allianz Aktiengesellschaft ("Allianz AG").
Allianz AG is a European-based,

                                       21

multinational insurance and financial services holding company. Allianz AG's address is Koeniginstrasse 28, D-80802, Munich, Germany. Allianz is a widely held publicly traded company. Dresdner Advisors LLC had approximately $ billion in assets under management as of December 31, 2004.

     As discussed below, the Fund has retained PA Fund Management LLC to serve as the Fund's administrator. PA Fund Management is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. ("AGI"). Allianz
indirectly holds a majority interest in AGI.

     As of the date of this Statement of Additional Information, significant institutional shareholders of Allianz AG currently include Munchener
Ruckversicherungs-Gesellschaft AG ("Munich Re") and HypoVereinsbank. Certain
broker-dealers that might be controlled by or affiliated with these entities may be considered to be affiliated persons of Dresdner Advisors LLC and PAFM. As noted above, Allianz AG owns 100% of Dresdner Bank AG. Broker -dealer affiliates of Dresdner Bank AG, including Dresdner Kleinwort Wasserstein Securities LLC, may also be considered affiliated persons for purposes of the 1940 Act.
(Broker-dealer affiliates of such significant institutional shareholders and of
Dresdner Bank AG are sometimes referred to herein as "Affiliated Brokers.")
Absent an SEC exemption or other relief, the Fund generally is precluded from effecting principal transactions with the Affiliated Brokers, and their ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Fund's ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act. Dresdner Advisors LLC does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability to provide services to the Fund, the Fund's ability to take advantage of market opportunities, or the Fund's overall performance.

     The Fund relies on an exemption obtained from the SEC that permits certain affiliated registered investment companies to purchase and redeem, and the Fund to sell to and redeem for such affiliated investment companies, shares of the
Fund, in connection with the investment of cash collateral derived from securities lending transactions of the affiliated investment companies participating in the securities lending program administered by the New York
Branch of Dresdner Bank AG ("Dresdner Bank").

Advisory Agreement
------------------

     Dresdner Advisors LLC, subject to the supervision of the Board of Trustees, is responsible for managing the investments of the Fund. Under the terms of the
Advisory Agreement, Dresdner Advisors LLC is obligated to provide investment advisory services in accordance with applicable laws and regulations. The investment advisory services of Dresdner Advisors LLC to the Fund are not exclusive under the terms of the Advisory Agreement. Dresdner Advisors LLC is free to render investment advisory services to others.

Certain Terms of the Advisory Agreement
---------------------------------------

     The Advisory Agreement was approved by the Trustees of the Trust (including all of the Trustees who are not "interested persons" of the Adviser). The Fund's
Advisory Agreement will continue in force with respect to the Fund for two years from the date of the agreement, and from year to year thereafter, but only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Adviser or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of all classes of the Fund. The Advisory Agreement automatically terminates on assignment. The Fund's Advisory Agreement may be terminated on not less than 60 days' notice by the Adviser to the Fund or by the
Fund to the Adviser.

     The Fund's Advisory Agreement provides that the Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                                       22

     Dresdner Advisors LLC receives a monthly investment advisory fee from the
Fund at an annual rate of 0.0175% of its average daily net assets. Dresdner
Advisors LLC has agreed to waive, reduce or reimburse its Advisory Fee for the
Fund or pay a portion of the Fund's other operating expenses to the extent the
Fund's Annual Operating Expenses exceed 0.053% as set forth in the Prospectus.

Basis for Approval of the Advisory Agreement
--------------------------------------------

     In determining to approve the Advisory Agreement, the Trustees met with the investment advisory personnel from the Adviser and considered information relating to the education, experience and number of investment professionals and other personnel that would provide services under the Advisory Agreement. The
Trustees evaluated the level of skill required to manage the Fund and concluded that the human resources to be devoted by the Adviser were appropriate to fulfill effectively the duties of the Adviser under the Advisory Agreement. The
Trustees also considered financial resources of the Adviser and its parent companies and concluded that the Adviser would be able to meet any reasonably foreseeable obligations under the Advisory Agreement.

     The Trustees received information concerning the investment philosophy and investment process to be applied by the Adviser in managing the Fund. In this connection, the Trustees considered the Adviser's in-house research capabilities as well as other resources available to the Adviser's personnel. The Trustees concluded that the Adviser's investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies.

     The Trustees considered the scope of the services to be provided by the
Adviser to the Fund under the Advisory Agreement relative to services provided by third parties to other mutual funds. The Trustees noted that the Adviser's standard of care was comparable to that found in most mutual fund investment advisory agreements. See "- Certain Terms of the Advisory Agreement" above. The
Trustees concluded that the scope of the Adviser's services to the Fund was consistent with the Fund's operational requirements, including, in addition to its investment objective, compliance with the Fund's investment restrictions and tax and reporting requirements.

     In approving the Advisory Agreement, the Trustees also gave substantial consideration to the fees payable under the Advisory Agreement. The Board of
Trustees considered the Fund's expected expense ratio and the expense ratios of a peer group of funds. They also considered the contractual expense limitations and the financial impact on the Adviser relating to such limitations. The
Trustees also took into account so-called "fallout benefits" to the Adviser such as reputational value derived from serving as Adviser to the Fund. In evaluating advisory fees, the Trustees also took into account the demands, complexity and quality of the advisory services of the Fund.

FUND ADMINISTRATOR

     PA Fund Management LLC (the "Administrator") serves as administrator to the
Fund pursuant to an administration agreement (the "Administration Agreement")
with the Trust on behalf of the Fund. The Administrator provides or procures administrative services to the Fund, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Fund's shareholders and regulatory filings.
The Administrator may retain affiliates to provide services as sub-administrators. Under the Administration Agreement, the Administrator has
agreed to provide or procure these services, at the annual rate of 0.03% of the
Fund's average daily net assets.

     The Fund bears all costs of the operations of the Fund. The Fund is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of Dresdner Advisors LLC, PA Fund
Management LLC or their affiliates; (ii) taxes and governmental fees; (iii)
brokerage fees and commissions and other portfolio transaction and investment-related expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons"
of the Adviser or the Trust and any counsel retained exclusively for their benefit ("disinterested Trustees' expenses"); (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principals;
(viii)

                                       23

expenses associated with printing and distribution of semi-annual reports and prospectuses; (ix) services by the Fund's independent accountants in performing audits; (x) services provided by the Fund's transfer agent; (xi) services provided by the Fund's custodian; (xii) ordinary legal services; (xiii) the
Fund's pro rata portion of the fidelity bond required by Section 17(g) of the
1940 Act and of the premiums for director and officer and errors and omissions insurance, or other insurance premiums; and (xiv) association member dues.

     The Administration Agreement may be terminated by the Fund at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Fund, or (3) by a majority of the Trustees who are not interested persons of the Trust or PAFM, on 60 days' written notice to PAFM. The
Administration Agreement may be terminated by PAFM at any time, without the payment of any penalty, upon 60 days' written notice to the Fund.

     PA Fund Management LLC serves as administrator to the three other series of the Trust pursuant to a separate administration agreement. PAFM also serves as investment adviser to the three other series of the Trust.

     PA Fund Management LLC, a Delaware limited liability company organized in
2000 as a subsidiary successor in the restructuring of a business originally organized in 1987, is wholly-owned by PA Retail Holdings LLC (formerly PIMCO
Advisors Retail Holdings LLC), a wholly-owned subsidiary of Allianz Global
Investors of America L.P. ("AGI") (formerly Allianz Dresdner Asset Management of
America L.P.). AGI was organized as a limited partnership under Delaware law in
1987. AGI's sole general partner is Allianz-Paclife Partners LLC.
Allianz-Paclife Partners LLC is a Delaware limited liability company with three members, ADAM U.S. Holding LLC, a Delaware limited liability company, Pacific
Asset Management LLC, a Delaware limited liability company, and Pacific Life
Insurance Company ("Pacific Life"), a California stock life insurance company.
Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life, which is a wholly-owned subsidiary of Pacific Mutual Holding Company. Pacific Life also owns an indirect minority equity interest in AGI. The sole member of ADAM
U.S. Holding LLC is Allianz Global Investors of America LLC. Allianz Global
Investors of America LLC has two members, Allianz of America, Inc. ("Allianz of
America"), a Delaware corporation which owns a 99.9% non-managing interest, and
Allianz Global Investors of America Holding Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz AG. Allianz Global Investors of America Holding Inc. is a
wholly-owned subsidiary of ADAM GmbH, which is a wholly-owned subsidiary of
Allianz AG. Allianz AG indirectly holds a controlling interest in AGI. Pacific
Life's address is 700 Newport Center Drive, Newport Beach, California 92660.
AGI's address is 888 San Clemente Drive, Suite 100, Newport Beach, California
92660.

     The general partner of AGI has substantially delegated its management and control of AGI to an Executive Committee. The Executive Committee of AGI is
comprised of William S. Thompson, Jr. and David C. Flattum.

     PA Fund Management LLC is located at 1345 Avenue of the Americas, New York,
NY 10105. PA Fund Management LLC and its investment management affiliates had approximately $ billion in assets under management as of December 31, 2004.

     Allianz of America, Inc. ("AZOA") has entered into a put/call arrangement for the possible disposition of Pacific Life's indirect interest in AGI.
Pursuant to this agreement, the quarterly put and/or call options are limited in amount to a maximum of $250 million per quarter from March 2003 through March
2004. In any month subsequent to March 2004, Pacific Life and AZOA can put or call, respectively, all of the Class E Units. The repurchase price for the Class
E Units is calculated based on the financial performance of Pacific Investment
Management Company over the preceding four calendar quarters prior to repurchase, but the amount can increase or decrease in value by a maximum of 2%
per year from the per unit amount as defined in the agreement, calculated as of
December 31 of the preceding calendar year.

     As of the date of this Statement of Additional Information, significant institutional shareholders of Allianz AG currently include Munchener
Ruckversicherungs-Gesellschaft AG ("Munich Re"). Allianz AG in turn owns more than 95% of Dresdner Bank AG. Certain broker-dealers that might be controlled by or affiliated with

                                       24

these entities or Dresdner Bank AG, including Dresdner Klienwort Wasserstein,
Dresdner Kleinwort Benson and Grantchester Securities, Inc. may be considered to be affiliated persons of the PA Fund Management LLC and Dresdner Advisors LLC.
(Broker-dealer affiliates of such significant institutional shareholders are sometimes referred to herein as "Affiliated Brokers.") Absent an SEC exemption or other relief, the Fund generally is precluded from effecting principal transactions with the Affiliated Brokers, and their ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Fund's ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act. Dresdner Advisors LLC does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability to provide services to the Fund, the Fund's ability to take advantage of market opportunities, or the Fund's overall performance.

     Allianz AG's address is Koniginstrasse 28, D-80802, Munich, Germany.
Pacific Life's address is 700 Newport Center Drive, Newport Beach, CA 92660.

                          DISTRIBUTION OF TRUST SHARES

DISTRIBUTOR

     PA Distributors LLC ("PAD") serves as the principal underwriter of the
Fund's shares pursuant to a distribution contract with the Trust relating to the
Fund. The offering of the Fund's shares is continuous. PAD is not obligated to sell any specific amount of the Fund's shares. The Trust, on behalf of the Fund, pays PAD no fees. PAD is an "affiliated person" of the Fund within the meaning of the 1940 Act. PAD serves as the principal underwriter of the shares of the three other series of the Trust pursuant to a separate distribution contract.
PAD's principal address is 2187 Atlantic Street, Stamford, Connecticut, 06902.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS AND PORTFOLIO TRANSACTIONS

     Investment decisions for the Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the
Fund). Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. The Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

     There is generally no stated commission in the case of fixed-income securities and money market instruments, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a

                                       25

disclosed, fixed commission or discount retained by the underwriter or dealer.
Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United
States.

     The Adviser may place orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     The Adviser places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Fund, the Adviser will seek the best price and execution of the
Fund's orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser may receive research services from many broker-dealers with which the Adviser may place the Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, may include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Adviser in advising various of their clients (including the Fund), although not all of these services may not be necessarily useful and of value in managing the Fund.

     In reliance on the "safe harbor" provided by Section 28(e) of the
Securities Exchange Act of 1934, as amended (the "1934 Act"), the Adviser may cause the Fund to pay broker-dealers which provide them with "brokerage and research services" (as defined in the 1934 Act) an amount of commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

     Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the
Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer, and if there is in effect a written contract between the Adviser and the Fund expressly permitting the affiliated broker-dealer to receive and retain such compensation.

     SEC rules further require that commissions paid to such an affiliated broker-dealer or the Adviser by the Fund on exchange transactions not exceed
"usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or

                                       26

other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

PORTFOLIO TURNOVER

     A change in the securities held by the Fund is known as "portfolio turnover". The Adviser manages the Fund without regard generally to restrictions on portfolio turnover. High portfolio turnover (e.g. greater than 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund will be. Such sales may result in realization of taxable gains (including short-term capital gains which are taxed when distributed to shareholders who are individuals at ordinary income tax rates). See "Taxation."

     The portfolio turnover of the Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by
(b) the monthly average of the value of the portfolio securities owned by the
Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Portfolio turnover rates for the Fund are provided in the
Prospectus under "Financial Highlights".

DISCLOSURE OF PORTFOLIO HOLDINGS

     Portfolio holdings will be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending October 31 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the fiscal quarter ending January 31 will be filed on Form N-Q; (iii) portfolio holdings as of the end of the six-month period ending April 30 will be filed as part of the semi-annual report filed on Form N-CSR; and (iv) portfolio holdings as of the end of the fiscal quarter ended July 30 will be filed on Form N-Q. The Trust's
Form N-CSRs and Form N-Qs will be available on the SEC's website at www.sec.gov.

                            PURCHASES AND REDEMPTIONS

     For information about the purchase and redemption of Fund shares, see
"Purchases and Redemptions" in the Fund's Prospectus. Investors may purchase and redeem Fund shares at the Fund's net asset value without a sales charge or other fee. Shares of the Fund are offered primarily to lenders participating in the securities lending program administered by Dresdner Bank for the investment and reinvestment of cash collateral. Institutional investors other than program participants may invest in the Fund.

                                 NET ASSET VALUE

     The net asset value per share of the Fund is determined as of the close of business of the New York Stock Exchange (the "Exchange") on each day the
Exchange is open. The calculation is done by dividing the value of the Fund's net assets by the total number of shares that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before U.S.
holidays). All references to time in this Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, President's Day,
Martin Luther King Jr. Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day, and Christmas Day. It may also close on other days.

     The Trust's Board of Trustees has adopted the amortized cost method to value the Fund's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value

                                       27

of a security determined by amortized cost may be higher or lower than the price the Fund would receive if it sold the security.

     The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Fund's net asset value at $1.00 per share. Those procedures include a review of the Fund's portfolio holdings by the Board of
Trustees, at intervals it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

     The Board of Trustees will examine the extent of any deviation between the
Fund's net asset value based upon available market quotations and amortized cost. If the Fund's net asset value were to deviate from $1.00 by more than
0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on the shareholders, the Board of
Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

     During periods of declining interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment income and dividends higher)
than those of a fund holding the identical investments as the Fund but which uses a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the
Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

                                    TAXATION

     The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. Shareholders should consult qualified tax advisors regarding their investment in the Fund.

TAXATION OF THE FUND

     The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

     (a)  derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

     (b)  distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends
          paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

     (c)  diversify its holdings so that, at the end of each quarter of the
          Fund's taxable year, (i) at least 50% of the market value of the
          Fund's total assets is represented by cash and cash items, U.S.
          Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested (x) in the securities (other than those of the U.S.
          Government or other regulated investment companies) of any one issuer or of two or

                                       28

          more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Fund's investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

     In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004
(the "2004 Act"), provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii)
that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

DISTRIBUTIONS

     As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and on its net capital gains (i.e., any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years)
designated by the Fund as capital gain dividends ("Capital Gain Dividends"), if any, that it distributes to its shareholders in a timely manner. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any Capital Gain Dividends. Amounts not distributed by the Fund in a timely manner in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on
December 31 of the calendar year if it is declared by the Fund in October,
November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. The Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from the Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.
Distributions received by tax-exempt shareholders generally will not be subject to federal income tax to the extent permitted under applicable tax law.

     All shareholders must treat dividends, other than Capital Gain Dividends, exempt-interest dividends, if any, and dividends that represent a return of capital to shareholders, as ordinary income. In particular, distributions derived from short-term gains will be treated as ordinary income. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided that the holding period and other requirements are met at both the shareholder and Fund level. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income. The tax status of the Fund and the distributions which it may make are summarized in the Prospectus under the captions "Fund Distributions" and "Tax
Consequences."

                                       29

     Distributions of Capital Gain Dividends, if any, are taxable as long-term capital gains regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction. Long-term capital gains rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008. The Fund does not expect to distribute gains taxable as long-term capital gains.

     Any distributions that are not from the Fund's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders that is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares, or, in some cases, as capital gain. A return of capital that is not taxable to a shareholder has the effect of reducing the shareholder's basis in the shares.

     If the Fund invests in other investment companies, it will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. The Fund's investment in other investment companies could therefore affect the amount, timing and character of distributions to its shareholders.

     Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of the Fund are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of the Fund reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

SALES, EXCHANGES OR REDEMPTION OF SHARES

Upon the disposition of shares of the Fund (whether bysale, exchange or redemption), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months.
Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of
Fund shares will be disallowed if other substantially identical shares of the
Fund are purchased within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. As noted
above, long-term capital gains rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before
December 31, 2008.

BACKUP WITHHOLDING

     The Fund generally is required to withhold and remit to the U.S. Treasury
Department a percentage of all taxable dividends and other distributions payable to and the proceeds of share sales, exchanges, or redemptions made by shareholders who fail to provide the Fund with their correct taxpayer identification number who fail to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through
2010. The backup withholding rate will be 31% for amounts paid after December
31, 2010. Corporate shareholders and certain other shareholders specified in the
Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

                                       30

     In order for a foreign investor to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties, the foreign investors must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers with respect to the application of these requirements.

FOREIGN TAXATION

     Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser intends to manage the Fund with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so.

ORIGINAL ISSUE DISCOUNT AND PAY-IN-KIND SECURITIES

     Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be (and all zero-coupon debt obligations acquired by the Fund will be) treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities.
Generally, the Fund will be required to include the acquisition discount, or
OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

TAX SHELTER REPORTING REGULATIONS

                                       31

     Under U.S. Treasury regulations, if a shareholder realizes a loss on disposition of Fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

NON-U.S. SHAREHOLDERS

     In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code
(such shareholder, a "foreign person") are subject to withholding of U.S.
federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the 2004 Act, effective for taxable years of the Fund beginning after December
31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or
(z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii)
with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating
183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. This provision will first apply to the Fund in its taxable year beginning on November 1, 2005.

     If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

     Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating
183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

GENERAL

     The foregoing discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The foregoing discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.

                                       32

                                OTHER INFORMATION

CAPITALIZATION

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust (as amended, the "Declaration of Trust") dated November
3, 1999. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a series, each shareholder of such series is entitled to receive his pro rata share of the net assets of that series.

     Shares begin earning dividends on Fund shares the day after the Trust receives the purchase payment from the shareholder. Net investment income from interest and dividends, if any, will be declared daily and distributed monthly to shareholders of record by the Fund. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually.
Net short-term capital gains may be paid more frequently. A shareholder may have distributions from the Fund reinvested in the Fund or paid in cash.

     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of
Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The
Declaration of Trust also provides for indemnification out of a series' assets for all loss and expense of any shareholder investing in that series held liable on account of being or having been such a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the series of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

VOTING RIGHTS

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The
Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). Each series has identical voting rights except that each series has exclusive voting rights on any matter submitted to shareholders that relates solely to that series, and has separate voting rights on any matter submitted to shareholders in which the interests of one series differ from the interests of any other series. Each series has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that series. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect series, then only shareholders of a series affected shall be entitled to vote on the matter. The shares of the series will vote together except when the vote of a single series is required as specified above or otherwise by the 1940 Act.

                                       33

     The Trust's shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of
Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

REDEMPTION IN KIND

     It is highly unlikely that shares would ever be redeemed in kind. However, in consideration of the best interests of the remaining investors, and to the extent permitted by law, the Fund reserves the right to pay any redemption proceeds in whole or in part by a distribution in kind of securities held by the
Fund in lieu of cash. When shares are redeemed in kind, the investor should expect to incur transaction costs upon the disposition of the securities received in the distribution. The Fund agrees to redeem shares sold in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one registered investment adviser.

CERTAIN OWNERSHIP OF TRUST SHARES

     As of January 31, 2005, the following persons owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of the
Fund: [                 ]

     [As of January 31, 2005, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than 1 percent of the Fund's shares as a whole.]

CUSTODIAN AND ACCOUNTING AGENT

     State Street Bank and Trust Company, 801 Pennsylvania, Kansas City,
Missouri, 64105, serves as custodian of the assets of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 1055 Broadway, 10th Floor, Kansas City,
Missouri 64105, serves as the independent registered public accounting firm for the Trust. PricewaterhouseCoopers LLP provides audit services, accounting assistance, and consultation in connection with SEC filings.

TRANSFER AGENT

     Boston Financial Data Services, 330 West 9th Street, Kansas City, MO 64105,
serves as the Trust's transfer agent.

LEGAL COUNSEL

     Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110,
serves as legal counsel to the Trust.

REGISTRATION STATEMENT

     This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or

                                       34

other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

     Audited financial statements for the Fund, as of October 31, 2004, for the fiscal year then ended, including notes thereto, and the reports of
PricewaterhouseCoopers LLP thereon, dated October 31, 2004, are incorporated herein by reference to the Trust's October 31, 2004 Annual Report, filed
electronically with the SEC on December . 2004 (Accession No.    ).

                                       35

APPENDIX A
Description of Securities Ratings

Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P Corporate Bond Ratings
--------------------------

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody's Corporate Bond Ratings
------------------------------

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."
Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

                                       36

     A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations;
i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P Commercial Paper Ratings
----------------------------

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

     A-2 - This second highest category indicates somewhat more susceptibility to the adverse effects of changes in circumstances and economic conditions than the highest category. However, commitment on the obligation is satisfactory.

Moody's Commercial Paper Ratings
--------------------------------

     Issuers rated PRIME-1 (or related supporting institutions), also known as
P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     o   Leading market positions in well-established industries;

     o   High rates of return on funds employed;

     o   Conservative capitalization structures with moderate reliance on debt and ample asset protection;

     o   Broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

     o   Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                       37

     Issuers rated PRIME-2, also know as P-2, have a strong capacity for repayment. Prime-2 repayment capacity will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics , while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                       38

PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS

          The letter of each exhibit relates to the exhibit designation in Form
          N-1A:

   (a)   (i) Amended and Restated Agreement and Declaration of Trust, dated
         April 10, 2000, previously filed with Post-Effective Amendment No. 2 on
         February 27, 2001 and incorporated herein by reference.

         (ii) Amendment No. 1 to Amended and Restated Agreement and Declaration
         of Trust, dated November 20, 2003, adding Allianz Dresdner Daily Asset
         Fund as a Series of the Trust, previously filed with Post-Effective
         Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

         (iii) Amendment No. 2 to Amended and Restated Agreement and Declaration
         of Trust, adding FISH: Series R as a Series of the Trust, filed with
         Post-Effective Amendment No. 12 on April 5, 2004 and incorporate herein by reference.

   (b)   Amended and Restated By-Laws, previously filed with Post-Effective
         Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

   (c)   Article III (Shares) and Article V (Shareholders' Voting Powers and
         Meetings) of the Agreement and Declaration of Trust, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

   (d)   (i) Investment Advisory Agreement between the Trust and PIMCO Advisors
         L.P., dated March 16, 2000, previously filed with Post-Effective
         Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

         (ii) Novation of Investment Advisory Agreement by and among the Trust,
         Allianz Dresdner Asset Management of America L.P. (f/k/a PIMCO Advisors
         L.P.) and PIMCO Funds Advisors LLC (f/k/a PIMCO Funds Advisors LLC),
         dated February 26, 2002, previously filed with Post-Effective Amendment
         No. 4 on February 28, 2003, and incorporated herein by reference.

         (iii) Addendum to Investment Advisory Agreement between the Trust and
         PIMCO Advisors Fund Management LLC to add FISH: Series R, previously filed with Post-Effective Amendment No. 12 on April 5, 2004 and incorporate by reference herein.

         (iv) Portfolio Management Agreement between Allianz Dresdner Asset
         Management of America L.P. (formerly PIMCO Advisors L.P.) and Pacific
         Investment Management Company, dated as of March 15, 2000, previously filed with Post-Effective Amendment No. 2 on February

                                       1

         27, 2001, and incorporated herein by reference.

         (v) Novation of Portfolio Management Agreement by and among Allianz
         Dresdner Asset Management of America L.P. (formerly PIMCO Advisors
         L.P.), PIMCO Funds Advisors LLC and Pacific Investment Management
         Company LLC, dated as of February 26, 2002, previously filed with
         Post-Effective Amendment No. 4 on February 28, 2003, and incorporated herein by reference.

         (vi) Addendum to Portfolio Management Agreement between PIMCO Advisors
         Fund Management and Pacific Investment Management Company to add FISH:
         Series R, previously filed with Post-Effective Amendment No. 12 on
         April 5, 2004 and incorporated herein by reference.

         (vii) Form of Investment Advisory Agreement between Dresdner Advisors
         LLC and the Trust relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30,
         2003 and incorporated herein by reference.

   (e)   (i) Distribution Contract between the Trust and PIMCO Advisors
         Distributors LLC (formerly known as PIMCO Funds Distributors LLC), dated as of March 15, 2000, previously filed with Post-Effective
         Amendment No 2 on February 27, 2001 and incorporated herein by reference.

         (ii) Supplement to Distribution Contract between the Trust and PIMCO
         Advisors Distributors LLC to add FISH: Series R, previously filed with
         Post-Effective Amendment No. 12 on April 5, 2004 and incorporated by reference herein.

         (iii) Form of Distribution Contract between the Trust and PIMCO
         Advisors Distributors LLC relating to the Allianz Dresdner Daily Asset
         Fund, previously filed with Post-Effective Amendment No. 7 on December
         30, 2003 and incorporated herein by reference.

   (f)   Not applicable.

   (g)   (i) Form of Custody and Investment Accounting Agreement between State
         Street Bank and Trust Company and the Trust, previously filed with
         Post-Effective Amendment No. 12 on April 5, 2004 and incorporated herein by reference.

         (ii) Form of Custody and Investment Accounting Agreement between State
         Street Bank and Trust Company and the Trust relating to the Allianz
         Dresdner Daily Asset Fund, previously filed with Post-Effective
         Amendment No. 10 on February 27, 2004 and incorporated herein by reference.

   (h)   (i) Administration Agreement between the Trust and PIMCO Advisory
         Services, dated March 15, 2000, previously filed with Post-Effective
         Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

                                       2

         (ii) Administration Agreement between the Trust and PIMCO Advisors Fund
         Management LLC (f/k/a PIMCO Funds Advisors LLC), dated as of February
         26, 2002, previously filed with Post-Effective Amendment No. 4 on
         February 28, 2003, and incorporated herein by reference.

         (iii) Addendum to the Administration Agreement between the Trust and
         PIMCO Advisors Fund Management LLC (f/k/a PIMCO Funds Advisors LLC) to
         add FISH: Series R, previously filed with Post-Effective Amendment No.
         12 and incorporated herein by reference.

         (iv) Form of Administration Agreement between PIMCO Advisors Fund
         Management LLC and the Trust relating to the Allianz Dresdner Daily
         Asset Fund, previously filed with Post-Effective Amendment No. 7 on
         December 30, 2003 and incorporated herein by reference.

         (v) Transfer Agency and Service Agreement between PIMCO Advisors Fund
         Management LLC (f/k/a PIMCO Advisors L.P.) and State Street Bank and
         Trust Company, dated as of September 15, 2000, previously filed with
         Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

         (vi) Form of Transfer Agency and Service Agreement between Boston
         Financial Data Services and the Trust relating to the Allianz Dresdner
         Daily Asset Fund, previously filed with Post-Effective Amendment No. 11 on March 23, 2004 and incorporated herein by reference.

         (vii) Form of Notification of Obligation to Reimburse Certain Fund
         Expenses in connection with the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30,
         2003 and incorporated herein by reference.

   (i)   (i) Opinion and Consent of Counsel -- incorporated by reference to
         Pre-Effective Amendment No. 3 to the Registrant's Registration
         Statement, filed with the SEC on March 17, 2000 and incorporated herein by reference.

         (ii) Opinion and Consent of Counsel relating to the Allianz Dresdner
         Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

         (iii) Opinion and Consent of Counsel, previously filed with
         Post-Effective Amendment No. 12 on April 5, 2004 and incorporated herein by reference.

   (j)   Consent of Independent Accountants*.

   (k)   Not applicable.

                                       3

   (l)   Initial Capital Agreement, dated March 16, 2000, previously filed with
         Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

   (m)   Not applicable.

   (n)   Not applicable.

   (o)   Reserved

   (p)   **(i) Code of Ethics-Fixed Income SHares, previously filed with
         Post-Effective Amendment No. 3 on February 14, 2002 and incorporated herein by reference.

         (ii) Code of Ethics-PIMCO, previously filed with Post-Effective
         Amendment No. 9 on February 27, 2004 and incorporated herein by reference.

         (iii) Code of Ethics-PIMCO Advisors Distributors LLC., previously filed with Post-Effective Amendment No. 9 on February 27, 2004 and incorporated herein by reference.

         (iv) Code of Ethics-PIMCO Advisors Fund Management LLC, previously filed with Post-Effective Amendment No. 9 on February 27, 2004 and incorporated herein by reference.

   (q)   Power of Attorney for Paul Belica and Robert E. Connor, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

*Because the Allianz Dresdner Daily Asset Fund is a money market fund, there are no codes of ethics applicable to it.

**To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not applicable.

ITEM 25.  INDEMNIFICATION.

         Reference is made to Article VIII, Section 1, of the Registrant's
Agreement and Declaration of Trust, which is incorporated by reference herein.

         Insofar as indemnification for liabilities arising under the Securities
Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's
Agreement and Declaration of

                                       4

Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and , therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as express in the Act and will e governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND FUND MANAGERS.

         See "Management of the Fund" in the Prospectuses and "How the Fund is
Managed" in the Statements of Additional Information regarding the business of the investment adviser of the relevant series of the Trust. Set forth below is information as to the business, profession, vocation or employment of a substantial nature of each of the officer and directors of the each investment adviser of the Trust and the subadviser.

The information relating to PA Fund Management LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

The information relating to Dresdner Advisors LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

The information relating to the sub-adviser, Pacific Investment Management
Company LLC, is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

ITEM 27. PRINCIPAL UNDERWRITERS.

         a. PA Distributors LLC (the "Distributor") serves as Distributor of shares of the Registrant and also of PIMCO Funds: Multi-Manager Series and PIMCO
Funds: Pacific Investment Management Series. The Distributor is an affiliate of
PA Fund Management LLC and Dresdner Advisors LLC, investment advisers to the series of the Registrant.

         b.

Name and Principal                Positions and Offices with                                 Positions and Offices
Business Address**                Principal Underwriter                                      with Registrant

Erik M. Aarts                     Vice President, Fixed Income Product Manager               None
Kiley Andresen                    Vice President, National Accounts Manager                  None

                                       5

Lincoln Baca                      Vice President                                             None
Michael E. Brannan                Vice President                                             None
Deborah P. Brennan                Vice President, Compliance Officer                         None
Matthew W. Brown                  Vice President                                             None
Frederick J. Bruce                Vice President                                             None
Martin J. Burke                   Senior Vice President, Divisional Sales Manager            None
Paul C. Cahill                    Vice President                                             None
Cindy Colombo                     Vice President, Retirement Plans                           None
Lesley E. Cotten                  Vice President, On-Line Content Development Manager        None
Paul DeNicolo                     Vice President                                             None
Jonathan P. Fessel                Vice President                                             None
Michael J. Gallagher              Vice President                                             None
Joseph F. Gengo                   Vice President                                             None
Ronald H. Gray                    Vice President                                             None
Daniel F. Hally                   Vice President                                             None
JoAnn Ham                         Vice President                                             None
Ned E. Hammond Jr.                Vice President                                             None
Derek B. Hayes                    Sr. Vice President, Operations                             None
Kristina S. Hooper                Vice President, Equity Product Manager                     None
Christopher J. Horan              Vice President                                             None
John B. Hussey                    Vice President                                             None
Brian Jacobs                      Managing Director and Senior Vice President, National      None
                                  Sales Director
Stephen R. Jobe                   Sr. Vice President, Marketing                              None
Dustin P. Kanode                  Vice President                                             None
Andrew G. Laing                   Vice President                                             None
Stephen R. Laut                   Vice President                                             None
William E. Lynch                  Senior Vice President, Divisional Sales Manager

                                       6

Stephen A. Maginn                 Managing Director and Executive Vice President, Sales      None
Andrew J. Maloney                 Vice President                                             None
John Maney                        Chief Financial Officer and Treasurer                      None
Ann H. McAdams                    Vice President                                             None
Joseph McMenamen                  Vice President                                             None
Wayne F. Meyer                    Vice President                                             None
Andrew Jay Meyers                 Managing Director and Executive Vice President, Director   None
                                  of Marketing
Rosalie L. Milburn                Vice President                                             None
Fiora N. Moyer                    Vice President                                             None

Kerry A. Murphy                   Vice President, National Accounts Manager                  None
George E. Murphy                  Vice President                                             None
Phillip J. Neugebauer             Managing Director and Sr. Vice President, Public           None
                                  Relations
Vinh T. Nguyen                    Vice President, Controller                                 None
Kelly Orr                         Vice President                                             None
Gregory Parker                    Vice President                                             None
Joffrey H. Pearlman               Vice President                                             None
Glynne P. Pisapia                 Vice President                                             None
Frank C. Poli                     Vice President, Compliance                                 None
                                  Officer
Jennifer L. Quigley               Vice President                                             None
Robert J. Rokose                  Vice President, Controller                                 None
James Scott Rose                  Vice President                                             None
Jay S. Rosoff                     Senior Vice President, Divisional Sales Manager            None
Stephen M. Rudman                 Senior Vice President, Divisional Sales Manager            None
Anne Marie Russo                  Vice President, Human  Resources                           None

                                       7

James M. Sambrook                 Vice President, Manager, Systems                           None
Newton B. Schott Jr.              Managing Director, General Counsel Executive               Vice President
Eugene M. Smith Jr.               Vice President, Design Director                            None
Cathy Smith                       Vice President, Copy Director                              None
Marty Smith                       Vice President                                             None
Stewart Smith                     Assistant Secretary                                        None
Frederick S.                      Vice President                                             None
Teceno
William H. Thomas Jr.             Senior Vice President, Divisional Sales Manager            None
Kathleen C. Thompson              Vice President, National Account Liaison                   None
Paul H. Troyer                    Senior Vice President                                      None
Teresa L. Vlachos                 Vice President, Sales Desk Manager                         None
James Ward                        Director of Human Resources                                None
Nicholas K. Willett               Senior Vice President, Divisional Sales Manager            None
Glen A. Zimmerman                 Vice President, Database Marketing Manager                 None

**Except as noted, the principal business address for all individuals listed is
2187 Atlantic Street, Stamford, CT 06902.

     c.  The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

         The account books and other documents required to be maintained by the
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and
the Rules thereunder will be maintained at the offices of State Street Bank and
Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

ITEM 29.  MANAGEMENT SERVICES.

Not applicable.

                                       8

ITEM 30.  UNDERTAKINGS.

Not applicable.

                                       9

                                     NOTICE

     A copy of the Agreement and Declaration of Trust of Fixed Income SHares
(the "Trust"), together with all amendments thereto, is on file with the
Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

                                       10

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 29th day
of December, 2004, and the Registrant hereby certifies that the amendment meets all the requirements under Section (a) of Rule 485 under the Securities Act of
1933.
         .

                                               FIXED INCOME SHARES

                                               By: /s/ Brian S. Shlissel
                                                   -----------------------------
                                                   Brian S. Shlissel
                                                   President and Chief Executive
                                                   Officer

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

-------------------------------------------------------------------------------------------------------------
                NAME                               CAPACITY                              DATE

-------------------------------------------------------------------------------------------------------------

                                      President and Chief Executive
/s/ Brian S. Shlissel                 Officer (principal executive
---------------------                 officer)                                     December 29, 2004
Brian S. Shlissel

-------------------------------------------------------------------------------------------------------------
                                      Treasurer (principal financial
/s/ Lawrence G. Altadonna             officer and principal accounting
-------------------------             officer)                                     December 29, 2004
Lawrence G. Altadonna

-------------------------------------------------------------------------------------------------------------

Paul Belica*                          Trustee                                      December 29, 2004
------------
Paul Belica
-------------------------------------------------------------------------------------------------------------

Robert E. Connor*                     Trustee                                      December 29, 2004
-----------------
Robert E. Connor
-------------------------------------------------------------------------------------------------------------

                                 *By: /s/ Brian S. Shlissel
                                 Brian S. Shlissel, Attorney-in-Fact by Power of
                                 Attorney previously filed
                                 Date: December 29, 2004

                                       11